Protective Variable Annuity Separate Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Variable Annuity Separate Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Variable Annuity Separate Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

    /s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 12, 2024

Appendix A

The subaccounts that comprise Protective Variable Annuity Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Relative Value Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from September 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the period from October 30, 2023 (commencement of operations) to December 31, 2023	For the period from October 30, 2023 (commencement of operations) to December 31, 2023
American Century Investments VP Ultra Fund, Class I	As of December 31, 2023	For the period from May 15, 2023 (commencement of operations) to December 31, 2023	For the period from May 15, 2023 (commencement of operations) to December 31, 2023
American Funds IS American High- Income Trust, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS American High- Income Trust, Class 4	As of December 31, 2023	For the period from March 15, 2023 (commencement of operations) to December 31, 2023	For the period from March 15, 2023 (commencement of operations) to December 31, 2023
American Funds IS Asset Allocation Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

American Funds IS Capital Income Builder, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital Income Builder, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Bond Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 13, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Funds IS Capital World Bond Fund, Class 4	As of December 31, 2023	For the period from March 16, 2023 (commencement of operations) to December 31, 2023	For the period from March 16, 2023 (commencement of operations) to December 31, 2023
American Funds IS Capital World Growth and Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth-Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

American Funds IS Growth-Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Growth and Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Growth and Income Fund, Class 4	As of December 31, 2023	For the period from January 23, 2023 (commencement of operations) to December 31, 2023	For the period from January 23, 2023 (commencement of operations) to December 31, 2023
American Funds IS New World Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS The Bond Fund of America, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS U.S. Government Securities Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock Advantage SMID Cap V.I. Fund, Class III	As of December 31, 2023	For the period from November 22, 2023 (commencement of operations) to December 31, 2023	For the period from November 22, 2023 (commencement of operations) to December 31, 2023
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock International V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Calvert VP SRI Balanced Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Dividend Strategy Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Balanced Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Emerging Markets Bond Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Select Mid Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2023	For the period from October 20, 2023 (commencement of operations) to December 31, 2023	For the period from October 20, 2023 (commencement of operations) to December 31, 2023
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Equity Allocation Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Global Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Small Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Short- Term Fixed Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Large Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Targeted Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from March 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Energy Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Equity- Income Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 19, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from March 14, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Growth & Income Portfolio, Service Class 2	As of December 31, 2023	For the period from May 10, 2023 (commencement of operations) to December 31, 2023	For the period from May 10, 2023 (commencement of operations) to December 31, 2023
Fidelity VIP Growth Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP High Income Portfolio, Service Class 2	As of December 31, 2023	For the period from August 10, 2023 (commencement of operations) to December 31, 2023	For the period from August 10, 2023 (commencement of operations) to December 31, 2023
Fidelity VIP Index 500 Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2023	For the period from June 22, 2023 (commencement of operations) to December 31, 2023	For the period from June 22, 2023 (commencement of operations) to December 31, 2023
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Strategic Income Portfolio, Service Class 2	As of December 31, 2023	For the period from September 15, 2023 (commencement of operations) to December 31, 2023	For the period from September 15, 2023 (commencement of operations) to December 31, 2023
Fidelity VIP Target Volatility Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Technology Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 28, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Total Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 21, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Utilities Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from March 10, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023

Fidelity VIP Value Strategies Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Franklin DynaTech VIP Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	Not applicable	Not applicable	For the period from January 1, 2022 to August 31, 2022 (cessation of operations)
Franklin Mutual Global Discovery VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Strategic Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT International Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Large Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Trend Driven Allocation, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Guggenheim Floating Rate Strategies, Series F	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Guggenheim Global Managed Futures Strategy Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Guggenheim Long Short Equity Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Guggenheim Multi- Hedge Strategies Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Franchise Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Value Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Balanced- Risk Allocation Fund Class, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Capital Appreciation Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Capital Appreciation Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Conservative Balanced Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Strategic Income Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Strategic Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Mid Cap Fund, Series II	As of December 31, 2023	For the period from October 20, 2023 (commencement of operations) to December 31, 2023	For the period from October 20, 2023 (commencement of operations) to December 31, 2023
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Forty Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 22, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Janus Henderson Global Sustainable Equity Fund	As of December 31, 2023	For the period from June 26, 2023 (commencement of operations) to December 31, 2023	For the period from June 26, 2023 (commencement of operations) to December 31, 2023
Janus Henderson Overseas Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 22, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 22, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 22, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Mid Cap Stock Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Core Equity Portfolio, Service Class	As of December 31, 2023	For the period from October 20, 2023 (commencement of operations) to December 31, 2023	For the period from October 20, 2023 (commencement of operations) to December 31, 2023
MFS Emerging Markets Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Global Real Estate Portfolio, Service Class	As of December 31, 2023	For the period from October 30, 2023 (commencement of operations) to December 31, 2023	For the period from October 30, 2023 (commencement of operations) to December 31, 2023
MFS Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Growth Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Growth Portfolio, Service Class	As of December 31, 2023	For the period from June 8, 2023 (commencement of operations) to December 31, 2023	For the period from June 8, 2023 (commencement of operations) to December 31, 2023
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Mid Cap Growth Series, Service Class	As of December 31, 2023	For the period from December 7, 2023 (commencement of operations) to December 31, 2023	For the period from December 7, 2023 (commencement of operations) to December 31, 2023

MFS Mid Cap Value Portfolio, Service Class	As of December 31, 2023	For the period from December 7, 2023 (commencement of operations) to December 31, 2023	For the period from December 7, 2023 (commencement of operations) to December 31, 2023
MFS New Discovery Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Research Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Research Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Bond Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Value Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Morgan Stanley VIF Core Plus Fixed Income Portfolio	Not applicable	For the period from January 1, 2023 to July 26, 2023 (cessation of operations)	For the periods from September 12, 2022 (commencement of operations) to December 31, 2022 and January 1, 2023 to July 26, 2023 (cessation of operations)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Morgan Stanley VIF Global Strategist Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from December 2, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023

PIMCO All Asset Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from November 9, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
PIMCO Global Diversified Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO High Yield Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Moderate Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Royce Capital Fund Micro Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Rydex Commodities Strategy	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Rydex Inverse Government Long Bond Strategy	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Mid- Cap Growth Portfolio, Class II	As of December 31, 2023	For the period from September 25, 2023 (commencement of operations) to December 31, 2023	For the period from September 25, 2023 (commencement of operations) to December 31, 2023
T. Rowe Price Moderate Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 21, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Global Resources Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Vanguard VIF Balanced Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Capital Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Conservative Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Diversified Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Equity Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Equity Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF High Yield Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF International Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Mid- Cap Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Moderate Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Money Market Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Short- Term Investment- Grade Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Vanguard VIF Total International Stock Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Total Stock Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Relative Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I
ASSETS:
Investments at fair value (1)	$2,085,104	$28,324,159	$471,136	$1,076,083	$100,430	$136,563	$137,213
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	47,373	88	-	-	-	-
Receivable from the fund manager	57	-	-	32	2	5	5
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,085,161	28,371,532	471,224	1,076,115	100,432	136,568	137,218

LIABILITIES:
Payable to the Contracts	57	-	-	32	2	5	5
Payable to the fund manager	-	47,373	88	-	-	-	-
Payable to the Company	20	51	12	18	1	1	4
Total liabilities	77	47,424	100	50	3	6	9

NET ASSETS	$2,085,084	$28,324,108	$471,124	$1,076,065	$100,429	$136,562	$137,209

ANALYSIS OF NET ASSETS
Accumulation period	$2,085,084	$28,324,108	$471,124	$1,076,065	$100,429	$136,562	$137,209
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,085,084	$28,324,108	$471,124	$1,076,065	$100,429	$136,562	$137,209

Fair value per share (NAV)	$28.78	$66.96	$7.97	$17.44	$7.65	$10.58	$25.65
Shares outstanding in the Separate Account	72,450	423,001	59,114	61,702	13,128	12,908	5,349

(1) Investments in mutual fund shares, at cost	$2,096,788	$26,105,995	$513,841	$1,053,097	$97,627	$127,313	$120,775

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS American High-Income Trust, Class 2	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS International Growth and Income Fund, Class 2	American Funds IS Asset Allocation Fund, Class 2	American Funds IS International Fund, Class 2
ASSETS:
Investments at fair value (1)	$19,940,262	$66,704,877	$724,172	$3,776,171	$1,047,622	$89,470,743	$9,668,775
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	772	3,798	58	87	23	4,831	352
Receivable from the Company	-	24	-	-	-	-	-
Total assets	19,941,034	66,708,699	724,230	3,776,258	1,047,645	89,475,574	9,669,127

LIABILITIES:
Payable to the Contracts	772	3,798	58	87	23	4,831	352
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	32	-	5	26	12	7,292	84
Total liabilities	804	3,798	63	113	35	12,123	436

NET ASSETS	$19,940,230	$66,704,901	$724,167	$3,776,145	$1,047,610	$89,463,451	$9,668,691

ANALYSIS OF NET ASSETS
Accumulation period	$19,940,230	$66,704,901	$724,167	$3,776,145	$1,047,610	$89,353,756	$9,668,691
Annuity period	-	-	-	-	-	109,695	-
Total net assets	$19,940,230	$66,704,901	$724,167	$3,776,145	$1,047,610	$89,463,451	$9,668,691

Fair value per share (NAV)	$58.30	$98.20	$8.73	$9.78	$9.82	$23.53	$17.41
Shares outstanding in the Separate Account	342,029	679,276	82,952	386,112	106,682	3,802,412	555,358

(1) Investments in mutual fund shares, at cost	$19,304,220	$64,662,899	$751,262	$4,615,245	$1,108,173	$74,394,446	$11,394,023

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Global Growth Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	American Funds IS Capital World Bond Fund, Class 2
ASSETS:
Investments at fair value (1)	$42,268,245	$6,858,809	$7,483,947	$9,511,068	$95,730,195	$40,677,721	$459,642
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	9,671	263	255	325	22,980	2,610	12
Receivable from the Company	11	-	-	-	16	-	-
Total assets	42,277,927	6,859,072	7,484,202	9,511,393	95,753,191	40,680,331	459,654

LIABILITIES:
Payable to the Contracts	9,671	263	255	325	22,980	2,610	12
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	30	51	41	-	20	3
Total liabilities	9,671	293	306	366	22,980	2,630	15

NET ASSETS	$42,268,256	$6,858,779	$7,483,896	$9,511,027	$95,730,211	$40,677,701	$459,639

ANALYSIS OF NET ASSETS
Accumulation period	$42,268,256	$6,858,779	$7,483,896	$9,511,027	$95,730,211	$40,677,701	$459,639
Annuity period	-	-	-	-	-	-	-
Total net assets	$42,268,256	$6,858,779	$7,483,896	$9,511,027	$95,730,211	$40,677,701	$459,639

Fair value per share (NAV)	$14.21	$13.81	$17.50	$25.17	$33.44	$9.40	$10.03
Shares outstanding in the Separate Account	2,974,542	496,655	427,654	377,873	2,862,745	4,327,417	45,827

(1) Investments in mutual fund shares, at cost	$41,480,193	$7,597,782	$9,927,192	$9,957,711	$87,141,712	$44,571,421	$478,715

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS American High-Income Trust, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS International Growth and Income Fund, Class 4	American Funds IS Asset Allocation Fund, Class 4	American Funds IS International Fund, Class 4
ASSETS:
Investments at fair value (1)	$35,023,173	$74,958,582	$1,540,912	$7,395,039	$831,772	$55,461,991	$6,918,446
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	5,527	28,500	-	-	-	-	834
Receivable from the fund manager	-	-	126	603	77	1,110	-
Receivable from the Company	6	48	-	-	-	1	-
Total assets	35,028,706	74,987,130	1,541,038	7,395,642	831,849	55,463,102	6,919,280

LIABILITIES:
Payable to the Contracts	-	-	126	603	77	1,110	-
Payable to the fund manager	5,527	28,500	-	-	-	-	834
Payable to the Company	-	-	8	41	8	-	47
Total liabilities	5,527	28,500	134	644	85	1,110	881

NET ASSETS	$35,023,179	$74,958,630	$1,540,904	$7,394,998	$831,764	$55,461,992	$6,918,399

ANALYSIS OF NET ASSETS
Accumulation period	$35,023,179	$74,958,630	$1,540,904	$7,394,998	$831,764	$55,461,992	$6,918,399
Annuity period	-	-	-	-	-	-	-
Total net assets	$35,023,179	$74,958,630	$1,540,904	$7,394,998	$831,764	$55,461,992	$6,918,399

Fair value per share (NAV)	$57.34	$95.70	$9.75	$9.77	$9.67	$23.34	$17.13
Shares outstanding in the Separate Account	610,798	783,266	158,042	756,913	86,016	2,376,264	403,879

(1) Investments in mutual fund shares, at cost	$30,697,016	$63,515,062	$1,513,299	$8,122,644	$794,032	$53,396,758	$6,693,626

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS Capital World Bond Fund, Class 4
ASSETS:
Investments at fair value (1)	$16,839,340	$5,692,631	$1,806,830	$797,616	$46,866,310	$37,465,482	$1,544,229
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	2,102	-	-	-	32,335	919	-
Receivable from the fund manager	-	393	181	32	-	-	90
Receivable from the Company	-	-	-	-	6	-	-
Total assets	16,841,442	5,693,024	1,807,011	797,648	46,898,651	37,466,401	1,544,319

LIABILITIES:
Payable to the Contracts	-	393	181	32	-	-	90
Payable to the fund manager	2,102	-	-	-	32,335	919	-
Payable to the Company	22	89	37	6	-	32	8
Total liabilities	2,124	482	218	38	32,335	951	98

NET ASSETS	$16,839,318	$5,692,542	$1,806,793	$797,610	$46,866,316	$37,465,450	$1,544,221

ANALYSIS OF NET ASSETS
Accumulation period	$16,839,318	$5,692,542	$1,806,793	$797,610	$46,866,316	$37,465,450	$1,544,221
Annuity period	-	-	-	-	-	-	-
Total net assets	$16,839,318	$5,692,542	$1,806,793	$797,610	$46,866,316	$37,465,450	$1,544,221

Fair value per share (NAV)	$14.06	$13.46	$17.46	$24.95	$33.08	$9.35	$9.88
Shares outstanding in the Separate Account	1,197,677	422,929	103,484	31,969	1,416,757	4,007,003	156,299

(1) Investments in mutual fund shares, at cost	$15,587,517	$5,798,391	$1,740,969	$759,606	$43,357,232	$38,622,077	$1,467,936

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	Calvert VP SRI Balanced Portfolio
ASSETS:
Investments at fair value (1)	$7,613,151	$14,355,779	$27,312,230	$1,415,944	$171,515	$12,181,412	$1,198,400
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	18,381	-	39,998	59,185	-
Receivable from the fund manager	350	3,673	-	59	-	-	46
Receivable from the Company	-	-	-	-	-	-	-
Total assets	7,613,501	14,359,452	27,330,611	1,416,003	211,513	12,240,597	1,198,446

LIABILITIES:
Payable to the Contracts	350	3,673	-	59	-	-	46
Payable to the fund manager	-	-	18,381	-	39,998	59,185	-
Payable to the Company	39	41	61	23	-	76	24
Total liabilities	389	3,714	18,442	82	39,998	59,261	70

NET ASSETS	$7,613,112	$14,355,738	$27,312,169	$1,415,921	$171,515	$12,181,336	$1,198,376

ANALYSIS OF NET ASSETS
Accumulation period	$7,613,112	$14,355,738	$27,312,169	$1,415,921	$171,515	$12,181,336	$1,198,376
Annuity period	-	-	-	-	-	-	-
Total net assets	$7,613,112	$14,355,738	$27,312,169	$1,415,921	$171,515	$12,181,336	$1,198,376

Fair value per share (NAV)	$11.62	$11.60	$13.03	$10.09	$9.90	$13.15	$2.37
Shares outstanding in the Separate Account	655,176	1,237,567	2,096,104	140,331	17,325	926,343	505,654

(1) Investments in mutual fund shares, at cost	$7,100,218	$13,216,625	$26,306,579	$1,323,932	$166,493	$11,557,215	$1,063,272

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2
ASSETS:
Investments at fair value (1)	$805,268	$500,893	$15,022,120	$2,053,291	$705,885	$1,250,120	$253,087
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	45,409	-	-	-	-
Receivable from the fund manager	26	69	-	117	28	88	8
Receivable from the Company	-	-	-	-	-	-	-
Total assets	805,294	500,962	15,067,529	2,053,408	705,913	1,250,208	253,095

LIABILITIES:
Payable to the Contracts	26	69	-	117	28	88	8
Payable to the fund manager	-	-	45,409	-	-	-	-
Payable to the Company	16	4	107	20	2	21	3
Total liabilities	42	73	45,516	137	30	109	11

NET ASSETS	$805,252	$500,889	$15,022,013	$2,053,271	$705,883	$1,250,099	$253,084

ANALYSIS OF NET ASSETS
Accumulation period	$805,252	$500,889	$15,022,013	$2,053,271	$705,883	$1,250,099	$253,084
Annuity period	-	-	-	-	-	-	-
Total net assets	$805,252	$500,889	$15,022,013	$2,053,271	$705,883	$1,250,099	$253,084

Fair value per share (NAV)	$38.07	$7.85	$3.65	$8.55	$9.43	$35.70	$24.18
Shares outstanding in the Separate Account	21,152	63,808	4,115,649	240,151	74,855	35,017	10,467

(1) Investments in mutual fund shares, at cost	$746,661	$484,790	$14,722,569	$2,125,273	$693,602	$1,157,528	$229,128

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio
ASSETS:
Investments at fair value (1)	$6,273,476	$2,238,745	$1,404,766	$3,515,714	$2,041,209	$1,461,997	$1,082,723
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	1,066	-	-	-	-	-	-
Receivable from the fund manager	-	18	12	29	16	11	8
Receivable from the Company	-	-	-	-	-	-	-
Total assets	6,274,542	2,238,763	1,404,778	3,515,743	2,041,225	1,462,008	1,082,731

LIABILITIES:
Payable to the Contracts	-	18	12	29	16	11	8
Payable to the fund manager	1,066	-	-	-	-	-	-
Payable to the Company	83	1	-	20	12	6	8
Total liabilities	1,149	19	12	49	28	17	16

NET ASSETS	$6,273,393	$2,238,744	$1,404,766	$3,515,694	$2,041,197	$1,461,991	$1,082,715

ANALYSIS OF NET ASSETS
Accumulation period	$6,273,393	$2,238,744	$1,404,766	$3,515,694	$2,041,197	$1,461,991	$1,082,715
Annuity period	-	-	-	-	-	-	-
Total net assets	$6,273,393	$2,238,744	$1,404,766	$3,515,694	$2,041,197	$1,461,991	$1,082,715

Fair value per share (NAV)	$41.67	$10.03	$9.71	$32.54	$22.60	$13.61	$11.88
Shares outstanding in the Separate Account	150,551	223,205	144,672	108,043	90,319	107,421	91,138

(1) Investments in mutual fund shares, at cost	$5,804,891	$2,256,970	$1,474,149	$3,382,106	$2,019,076	$1,396,726	$1,120,692

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA Equity Allocation Portfolio, Institutional	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$565,741	$324,362	$5,183,031	$2,785,089	$31,147	$643,071	$8,435,414
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	5	3	322	16,943	1	16	3,153
Receivable from the Company	-	-	-	-	-	-	-
Total assets	565,746	324,365	5,183,353	2,802,032	31,148	643,087	8,438,567

LIABILITIES:
Payable to the Contracts	5	3	322	16,943	1	16	3,153
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2	2	96	74	-	7	2
Total liabilities	7	5	418	17,017	1	23	3,155

NET ASSETS	$565,739	$324,360	$5,182,935	$2,785,015	$31,147	$643,064	$8,435,412

ANALYSIS OF NET ASSETS
Accumulation period	$565,739	$324,360	$5,182,935	$2,785,015	$31,147	$643,064	$8,435,412
Annuity period	-	-	-	-	-	-	-
Total net assets	$565,739	$324,360	$5,182,935	$2,785,015	$31,147	$643,064	$8,435,412

Fair value per share (NAV)	$15.08	$14.19	$23.91	$89.92	$4.38	$15.14	$20.99
Shares outstanding in the Separate Account	37,516	22,859	216,773	30,973	7,111	42,475	401,878

(1) Investments in mutual fund shares, at cost	$582,796	$310,583	$4,246,591	$1,584,356	$31,348	$624,124	$8,019,627

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$268,828,417	$640,855,560	$255,515,093	$41,455,634	$34,464	$218,322,435	$237,468
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	15,268	-	18,607	-	-	-
Receivable from the fund manager	111,590	-	74,483	-	1	76,793	4
Receivable from the Company	-	-	-	-	-	-	-
Total assets	268,940,007	640,870,828	255,589,576	41,474,241	34,465	218,399,228	237,472

LIABILITIES:
Payable to the Contracts	111,590	-	74,483	-	1	76,793	4
Payable to the fund manager	-	15,268	-	18,607	-	-	-
Payable to the Company	2,580	195	889	20	1	5,767	3
Total liabilities	114,170	15,463	75,372	18,627	2	82,560	7

NET ASSETS	$268,825,837	$640,855,365	$255,514,204	$41,455,614	$34,463	$218,316,668	$237,465

ANALYSIS OF NET ASSETS
Accumulation period	$268,791,130	$640,855,365	$255,507,271	$41,455,614	$34,463	$218,233,757	$237,465
Annuity period	34,707	-	6,933	-	-	82,911	-
Total net assets	$268,825,837	$640,855,365	$255,514,204	$41,455,614	$34,463	$218,316,668	$237,465

Fair value per share (NAV)	$46.83	$455.28	$10.82	$21.54	$26.12	$34.69	$20.23
Shares outstanding in the Separate Account	5,740,517	1,407,608	23,615,073	1,924,588	1,319	6,293,527	11,738

(1) Investments in mutual fund shares, at cost	$188,542,910	$461,046,726	$294,069,437	$38,907,935	$33,017	$200,208,123	$238,721

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Value Strategies Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$6,908,929	$1,755,235	$1,072,700	$32,252	$482,658	$670,179	$2,345,123
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	5,769	277	-	-	-	-	-
Receivable from the fund manager	-	-	25	1	6	22	60
Receivable from the Company	-	-	-	-	-	-	-
Total assets	6,914,698	1,755,512	1,072,725	32,253	482,664	670,201	2,345,183

LIABILITIES:
Payable to the Contracts	-	-	25	1	6	22	60
Payable to the fund manager	5,769	277	-	-	-	-	-
Payable to the Company	9	28	15	-	4	7	25
Total liabilities	5,778	305	40	1	10	29	85

NET ASSETS	$6,908,920	$1,755,207	$1,072,685	$32,252	$482,654	$670,172	$2,345,098

ANALYSIS OF NET ASSETS
Accumulation period	$6,908,920	$1,755,207	$1,072,685	$32,252	$482,654	$670,172	$2,345,098
Annuity period	-	-	-	-	-	-	-
Total net assets	$6,908,920	$1,755,207	$1,072,685	$32,252	$482,654	$670,172	$2,345,098

Fair value per share (NAV)	$32.11	$33.96	$16.75	$10.35	$20.94	$11.41	$12.40
Shares outstanding in the Separate Account	215,164	51,685	64,042	3,116	23,050	58,736	189,123

(1) Investments in mutual fund shares, at cost	$6,144,801	$1,715,903	$986,209	$31,897	$434,824	$646,556	$2,349,890

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$1,425,494	$1,273,044	$789,374	$1,036,333	$380,417	$196,697	$1,554,932
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	39,926	-	-	-
Receivable from the fund manager	47	41	167	-	23	4	29
Receivable from the Company	4	-	-	-	-	-	-
Total assets	1,425,545	1,273,085	789,541	1,076,259	380,440	196,701	1,554,961

LIABILITIES:
Payable to the Contracts	47	41	167	-	23	4	29
Payable to the fund manager	-	-	-	39,926	-	-	-
Payable to the Company	-	14	15	8	5	3	15
Total liabilities	47	55	182	39,934	28	7	44

NET ASSETS	$1,425,498	$1,273,030	$789,359	$1,036,325	$380,412	$196,694	$1,554,917

ANALYSIS OF NET ASSETS
Accumulation period	$1,425,498	$1,273,030	$789,359	$1,036,325	$380,412	$196,694	$1,554,917
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,425,498	$1,273,030	$789,359	$1,036,325	$380,412	$196,694	$1,554,917

Fair value per share (NAV)	$24.59	$10.43	$12.05	$9.66	$11.56	$12.90	$10.56
Shares outstanding in the Separate Account	57,970	122,056	65,508	107,281	32,908	15,248	147,247

(1) Investments in mutual fund shares, at cost	$1,194,304	$1,367,891	$677,120	$1,005,755	$376,905	$183,374	$1,490,266

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Bond Index Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin DynaTech VIP Fund	Templeton Growth VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$2,884,741	$3,870,498	$7,269,892	$67,307,756	$34,209,840	$51,287,520	$80,873,234
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	62	-	-	-	-	-	-
Receivable from the fund manager	-	2,903	41	19,939	2,040	2,716	43,329
Receivable from the Company	-	-	14	-	-	-	-
Total assets	2,884,803	3,873,401	7,269,947	67,327,695	34,211,880	51,290,236	80,916,563

LIABILITIES:
Payable to the Contracts	-	2,903	41	19,939	2,040	2,716	43,329
Payable to the fund manager	62	-	-	-	-	-	-
Payable to the Company	45	19	-	306	308	304	4,846
Total liabilities	107	2,922	41	20,245	2,348	3,020	48,175

NET ASSETS	$2,884,696	$3,870,479	$7,269,906	$67,307,450	$34,209,532	$51,287,216	$80,868,388

ANALYSIS OF NET ASSETS
Accumulation period	$2,884,696	$3,870,479	$7,269,906	$67,307,450	$34,209,532	$51,287,216	$80,798,475
Annuity period	-	-	-	-	-	-	69,913
Total net assets	$2,884,696	$3,870,479	$7,269,906	$67,307,450	$34,209,532	$51,287,216	$80,868,388

Fair value per share (NAV)	$17.19	$9.63	$8.23	$14.24	$13.32	$4.27	$11.99
Shares outstanding in the Separate Account	167,815	401,921	883,340	4,726,668	2,568,306	12,011,129	6,745,057

(1) Investments in mutual fund shares, at cost	$2,553,640	$3,815,648	$7,365,746	$71,008,985	$40,524,978	$59,770,540	$76,241,254

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$180,893,271	$447,856,140	$3,507,447	$139,937,164	$300,430,130	$44,135,037	$5,711,224
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	196,256	-
Receivable from the fund manager	47,499	168,657	90	92,603	110,682	-	173
Receivable from the Company	-	-	-	-	-	-	-
Total assets	180,940,770	448,024,797	3,507,537	140,029,767	300,540,812	44,331,293	5,711,397

LIABILITIES:
Payable to the Contracts	47,499	168,657	90	92,603	110,682	-	173
Payable to the fund manager	-	-	-	-	-	196,256	-
Payable to the Company	955	10,348	65	4,197	1,789	295	42
Total liabilities	48,454	179,005	155	96,800	112,471	196,551	215

NET ASSETS	$180,892,316	$447,845,792	$3,507,382	$139,932,967	$300,428,341	$44,134,742	$5,711,182

ANALYSIS OF NET ASSETS
Accumulation period	$180,883,235	$447,691,598	$3,507,382	$139,878,404	$300,404,663	$44,134,742	$5,711,182
Annuity period	9,081	154,194	-	54,563	23,678	-	-
Total net assets	$180,892,316	$447,845,792	$3,507,382	$139,932,967	$300,428,341	$44,134,742	$5,711,182

Fair value per share (NAV)	$12.84	$15.33	$18.38	$14.20	$26.93	$13.27	$9.01
Shares outstanding in the Separate Account	14,088,261	29,214,360	190,830	9,854,730	11,155,965	3,325,926	633,876

(1) Investments in mutual fund shares, at cost	$259,807,934	$461,638,444	$3,464,785	$144,928,215	$253,184,664	$47,521,698	$6,588,799

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
ASSETS:
Investments at fair value (1)	$311,697,164	$31,568,171	$23,613,179	$17,957,188	$29,783,680	$5,690,723	$17,824,932
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	135,776	106,308	4,094	660	47,003	148	12,249
Receivable from the Company	-	-	-	-	-	-	-
Total assets	311,832,940	31,674,479	23,617,273	17,957,848	29,830,683	5,690,871	17,837,181

LIABILITIES:
Payable to the Contracts	135,776	106,308	4,094	660	47,003	148	12,249
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	4,289	10,265	5,973	207	13,857	2,249	139
Total liabilities	140,065	116,573	10,067	867	60,860	2,397	12,388

NET ASSETS	$311,692,875	$31,557,906	$23,607,206	$17,956,981	$29,769,823	$5,688,474	$17,824,793

ANALYSIS OF NET ASSETS
Accumulation period	$311,632,541	$31,410,071	$23,522,945	$17,956,233	$29,572,578	$5,657,632	$17,824,683
Annuity period	60,334	147,835	84,261	748	197,245	30,842	110
Total net assets	$311,692,875	$31,557,906	$23,607,206	$17,956,981	$29,769,823	$5,688,474	$17,824,793

Fair value per share (NAV)	$10.36	$8.43	$19.53	$12.28	$12.54	$16.01	$8.85
Shares outstanding in the Separate Account	30,086,599	3,744,741	1,209,072	1,462,312	2,375,094	355,448	2,014,117

(1) Investments in mutual fund shares, at cost	$393,245,111	$35,851,027	$10,628,973	$18,344,939	$23,535,368	$5,388,396	$25,000,711

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
ASSETS:
Investments at fair value (1)	$10,304,639	$81,168,484	$46,856,427	$26,987,218	$100,100,874	$153,993,817	$680,090
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	10,597	39,139	7,670	21,238	11,928	25,635	51
Receivable from the Company	-	-	-	-	-	-	-
Total assets	10,315,236	81,207,623	46,864,097	27,008,456	100,112,802	154,019,452	680,141

LIABILITIES:
Payable to the Contracts	10,597	39,139	7,670	21,238	11,928	25,635	51
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	65	1,543	357	35	1,749	101	17
Total liabilities	10,662	40,682	8,027	21,273	13,677	25,736	68

NET ASSETS	$10,304,574	$81,166,941	$46,856,070	$26,987,183	$100,099,125	$153,993,716	$680,073

ANALYSIS OF NET ASSETS
Accumulation period	$10,304,574	$81,146,771	$46,854,359	$26,987,183	$100,076,002	$153,993,716	$680,073
Annuity period	-	20,170	1,711	-	23,123	-	-
Total net assets	$10,304,574	$81,166,941	$46,856,070	$26,987,183	$100,099,125	$153,993,716	$680,073

Fair value per share (NAV)	$12.12	$8.44	$10.21	$9.67	$16.21	$12.40	$19.71
Shares outstanding in the Separate Account	850,218	9,617,119	4,589,268	2,790,819	6,175,254	12,418,856	34,505

(1) Investments in mutual fund shares, at cost	$7,065,311	$89,194,620	$73,146,813	$29,772,118	$92,148,077	$140,263,490	$386,914

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Rydex Inverse Government Long Bond Strategy	Guggenheim Long Short Equity Fund	Rydex Commodities Strategy	Guggenheim Multi-Hedge Strategies Fund	Guggenheim Global Managed Futures Strategy Fund
ASSETS:
Investments at fair value (1)	$31,257,549	$6,548,388	$7,755	$166,447	$9,627	$516,954	$430,719
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	26,411	1,035	-	6	-	14	12
Receivable from the Company	-	-	7	-	8	-	-
Total assets	31,283,960	6,549,423	7,762	166,453	9,635	516,968	430,731

LIABILITIES:
Payable to the Contracts	26,411	1,035	-	6	-	14	12
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2,104	71	-	1	-	4	5
Total liabilities	28,515	1,106	-	7	-	18	17

NET ASSETS	$31,255,445	$6,548,317	$7,762	$166,446	$9,635	$516,950	$430,714

ANALYSIS OF NET ASSETS
Accumulation period	$31,227,819	$6,548,317	$7,762	$166,446	$9,635	$516,950	$430,714
Annuity period	27,626	-	-	-	-	-	-
Total net assets	$31,255,445	$6,548,317	$7,762	$166,446	$9,635	$516,950	$430,714

Fair value per share (NAV)	$8.90	$11.35	$103.20	$16.97	$85.48	$25.89	$17.17
Shares outstanding in the Separate Account	3,512,084	576,950	75	9,808	113	19,967	25,086

(1) Investments in mutual fund shares, at cost	$28,761,805	$6,602,095	$9,878	$152,025	$16,525	$471,838	$486,755

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Guggenheim Floating Rate Strategies, Series F	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II
ASSETS:
Investments at fair value (1)	$3,246,385	$36,240,395	$50,444,187	$6,209,756	$9,428,730	$117,592,738	$51,552,480
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	51,285	-	973	154,166	-	-
Receivable from the fund manager	89	-	4,729	-	-	85,060	11,608
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,246,474	36,291,680	50,448,916	6,210,729	9,582,896	117,677,798	51,564,088

LIABILITIES:
Payable to the Contracts	89	-	4,729	-	-	85,060	11,608
Payable to the fund manager	-	51,285	-	973	154,166	-	-
Payable to the Company	4	19	202	73	83	2,297	462
Total liabilities	93	51,304	4,931	1,046	154,249	87,357	12,070

NET ASSETS	$3,246,381	$36,240,376	$50,443,985	$6,209,683	$9,428,647	$117,590,441	$51,552,018

ANALYSIS OF NET ASSETS
Accumulation period	$3,246,381	$36,240,376	$50,443,985	$6,209,683	$9,428,647	$117,558,920	$51,548,030
Annuity period	-	-	-	-	-	31,521	3,988
Total net assets	$3,246,381	$36,240,376	$50,443,985	$6,209,683	$9,428,647	$117,590,441	$51,552,018

Fair value per share (NAV)	$25.34	$15.09	$8.48	$26.30	$13.65	$10.23	$33.47
Shares outstanding in the Separate Account	128,113	2,401,617	5,948,607	236,112	690,749	11,494,891	1,540,259

(1) Investments in mutual fund shares, at cost	$3,323,997	$35,405,471	$71,872,324	$5,711,804	$9,529,811	$133,456,670	$47,564,453

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I .. Growth and Income Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. Comstock Fund, Series II
ASSETS:
Investments at fair value (1)	$88,609	$16,531,825	$5,896,000	$21,929,769	$24,251,654	$2,544,278	$140,494,402
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	8,483	-	-	-	-	-
Receivable from the fund manager	2	-	186	728	826	95	39,355
Receivable from the Company	-	-	-	-	-	-	-
Total assets	88,611	16,540,308	5,896,186	21,930,497	24,252,480	2,544,373	140,533,757

LIABILITIES:
Payable to the Contracts	2	-	186	728	826	95	39,355
Payable to the fund manager	-	8,483	-	-	-	-	-
Payable to the Company	-	90	161	342	4,165	61	4,819
Total liabilities	2	8,573	347	1,070	4,991	156	44,174

NET ASSETS	$88,609	$16,531,735	$5,895,839	$21,929,427	$24,247,489	$2,544,217	$140,489,583

ANALYSIS OF NET ASSETS
Accumulation period	$88,609	$16,531,735	$5,895,839	$21,926,050	$24,186,362	$2,544,217	$140,425,199
Annuity period	-	-	-	3,377	61,127	-	64,384
Total net assets	$88,609	$16,531,735	$5,895,839	$21,929,427	$24,247,489	$2,544,217	$140,489,583

Fair value per share (NAV)	$9.39	$15.49	$58.96	$19.67	$18.86	$53.21	$19.58
Shares outstanding in the Separate Account	9,437	1,067,258	100,000	1,114,884	1,285,878	47,816	7,175,404

(1) Investments in mutual fund shares, at cost	$85,104	$17,784,271	$4,890,636	$13,208,941	$21,365,306	$1,526,278	$98,711,357

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. American Value Fund, Series II	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Protective Life Dynamic Allocation Series Conservative Portfolio	Janus Henderson VIT Balanced Portfolio, Service Shares
ASSETS:
Investments at fair value (1)	$190,622,380	$440,797,326	$72,564,258	$46,001,540	$692,496,940	$41,383,864	$5,454,742
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	29,812	-	-	-	-	-	-
Receivable from the fund manager	-	115,354	14,232	17,610	54,968	3,787	521
Receivable from the Company	-	-	-	-	7	-	-
Total assets	190,652,192	440,912,680	72,578,490	46,019,150	692,551,915	41,387,651	5,455,263

LIABILITIES:
Payable to the Contracts	-	115,354	14,232	17,610	54,968	3,787	521
Payable to the fund manager	29,812	-	-	-	-	-	-
Payable to the Company	25,526	24,034	140	36	-	148	-
Total liabilities	55,338	139,388	14,372	17,646	54,968	3,935	521

NET ASSETS	$190,596,854	$440,773,292	$72,564,118	$46,001,504	$692,496,947	$41,383,716	$5,454,742

ANALYSIS OF NET ASSETS
Accumulation period	$190,232,575	$440,425,588	$72,564,118	$46,001,504	$692,496,947	$41,383,716	$5,454,742
Annuity period	364,279	347,704	-	-	-	-	-
Total net assets	$190,596,854	$440,773,292	$72,564,118	$46,001,504	$692,496,947	$41,383,716	$5,454,742

Fair value per share (NAV)	$16.36	$18.87	$13.73	$13.15	$12.60	$11.08	$48.05
Shares outstanding in the Separate Account	11,651,735	23,359,689	5,285,088	3,498,216	54,960,075	3,735,006	113,522

(1) Investments in mutual fund shares, at cost	$171,408,901	$423,383,762	$77,380,514	$39,289,776	$669,580,202	$41,190,042	$5,120,656

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson Forty Fund, Class S	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Bond Debenture Portfolio
ASSETS:
Investments at fair value (1)	$11,255	$751,607	$1,425,857	$1,174,069	$55,995,065	$45,724,961	$477,158,721
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	-	35	75	67	4,002	39,331	133,367
Receivable from the Company	-	-	-	-	11,125	-	8,714
Total assets	11,255	751,642	1,425,932	1,174,136	56,010,192	45,764,292	477,300,802

LIABILITIES:
Payable to the Contracts	-	35	75	67	4,002	39,331	133,367
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	6	32	32	-	2,393	-
Total liabilities	-	41	107	99	4,002	41,724	133,367

NET ASSETS	$11,255	$751,601	$1,425,825	$1,174,037	$56,006,190	$45,722,568	$477,167,435

ANALYSIS OF NET ASSETS
Accumulation period	$11,255	$751,601	$1,425,825	$1,174,037	$55,959,342	$45,685,519	$477,067,881
Annuity period	-	-	-	-	46,848	37,049	99,554
Total net assets	$11,255	$751,601	$1,425,825	$1,174,037	$56,006,190	$45,722,568	$477,167,435

Fair value per share (NAV)	$10.44	$40.08	$42.49	$16.06	$36.06	$25.79	$10.32
Shares outstanding in the Separate Account	1,078	18,753	33,557	73,105	1,552,830	1,772,973	46,236,310

(1) Investments in mutual fund shares, at cost	$10,348	$721,950	$1,238,357	$999,962	$35,109,807	$33,995,977	$553,554,360

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II
ASSETS:
Investments at fair value (1)	$54,662,768	$141,491,484	$102,642,043	$5,222,812	$373,678	$17,582,630	$47,333,745
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	634,303	-
Receivable from the fund manager	13,338	32,450	23,649	746	11	-	14,110
Receivable from the Company	-	-	-	-	-	-	-
Total assets	54,676,106	141,523,934	102,665,692	5,223,558	373,689	18,216,933	47,347,855

LIABILITIES:
Payable to the Contracts	13,338	32,450	23,649	746	11	-	14,110
Payable to the fund manager	-	-	-	-	-	634,303	-
Payable to the Company	734	2,982	1,982	12	7	231	361
Total liabilities	14,072	35,432	25,631	758	18	634,534	14,471

NET ASSETS	$54,662,034	$141,488,502	$102,640,061	$5,222,800	$373,671	$17,582,399	$47,333,384

ANALYSIS OF NET ASSETS
Accumulation period	$54,655,976	$141,446,902	$102,618,015	$5,222,800	$373,671	$17,582,399	$47,333,384
Annuity period	6,058	41,600	22,046	-	-	-	-
Total net assets	$54,662,034	$141,488,502	$102,640,061	$5,222,800	$373,671	$17,582,399	$47,333,384

Fair value per share (NAV)	$8.92	$16.79	$16.21	$13.03	$20.55	$25.29	$22.57
Shares outstanding in the Separate Account	6,128,113	8,427,128	6,332,020	400,830	18,184	695,240	2,097,197

(1) Investments in mutual fund shares, at cost	$64,733,717	$140,331,734	$95,749,736	$5,380,122	$406,886	$16,417,515	$38,061,158

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio, Class II	MFS Growth Series, Initial Class	MFS Research Series, Initial Class	MFS Investors Trust Series, Initial Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS New Discovery Series, Initial Class
ASSETS:
Investments at fair value (1)	$4,060,374	$5,732,624	$4,946,365	$4,993,828	$14,272,248	$1,684,113	$1,974,246
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	142	220	3,350	195	481	59	78
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,060,516	5,732,844	4,949,715	4,994,023	14,272,729	1,684,172	1,974,324

LIABILITIES:
Payable to the Contracts	142	220	3,350	195	481	59	78
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	50	96	435	950	11,120	59	467
Total liabilities	192	316	3,785	1,145	11,601	118	545

NET ASSETS	$4,060,324	$5,732,528	$4,945,930	$4,992,878	$14,261,128	$1,684,054	$1,973,779

ANALYSIS OF NET ASSETS
Accumulation period	$4,060,324	$5,732,528	$4,940,384	$4,979,694	$14,102,605	$1,684,054	$1,967,667
Annuity period	-	-	5,546	13,184	158,523	-	6,112
Total net assets	$4,060,324	$5,732,528	$4,945,930	$4,992,878	$14,261,128	$1,684,054	$1,973,779

Fair value per share (NAV)	$4.96	$60.29	$31.97	$35.99	$23.26	$32.25	$12.94
Shares outstanding in the Separate Account	818,624	95,084	154,719	138,756	613,596	52,221	152,569

(1) Investments in mutual fund shares, at cost	$4,578,991	$2,498,186	$2,954,973	$2,610,503	$11,119,982	$1,236,978	$2,265,876

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$1,699,177	$227,273	$16,446,276	$233,135	$328,768	$30,206,779	$40,793,653
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	77	6	484	4	6	10,285	13,121
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,699,254	227,279	16,446,760	233,139	328,774	30,217,064	40,806,774

LIABILITIES:
Payable to the Contracts	77	6	484	4	6	10,285	13,121
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	60	2	-	-	1	1,558	224
Total liabilities	137	8	484	4	7	11,843	13,345

NET ASSETS	$1,699,117	$227,271	$16,446,276	$233,135	$328,767	$30,205,221	$40,793,429

ANALYSIS OF NET ASSETS
Accumulation period	$1,699,117	$227,271	$16,446,276	$233,135	$328,767	$30,185,504	$40,793,429
Annuity period	-	-	-	-	-	19,717	-
Total net assets	$1,699,117	$227,271	$16,446,276	$233,135	$328,767	$30,205,221	$40,793,429

Fair value per share (NAV)	$22.63	$12.24	$28.83	$27.15	$14.43	$22.10	$55.68
Shares outstanding in the Separate Account	75,085	18,569	570,457	8,587	22,784	1,366,823	732,645

(1) Investments in mutual fund shares, at cost	$1,396,030	$263,744	$9,375,466	$227,058	$318,926	$24,300,781	$19,990,077

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Service Class	MFS Investors Trust Series, Service Class	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	MFS Total Return Bond Series, Service Class	MFS New Discovery Series, Service Class	MFS Mid Cap Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$3,230,572	$41,071,758	$39,423,008	$17,690,344	$292,815,208	$45,900,885	$25,762
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	140	2,301	49,566	49,488	54,418	9,177	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,230,712	41,074,059	39,472,574	17,739,832	292,869,626	45,910,062	25,763

LIABILITIES:
Payable to the Contracts	140	2,301	49,566	49,488	54,418	9,177	1
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	78	255	1,742	623	389	1,142	-
Total liabilities	218	2,556	51,308	50,111	54,807	10,319	1

NET ASSETS	$3,230,494	$41,071,503	$39,421,266	$17,689,721	$292,814,819	$45,899,743	$25,762

ANALYSIS OF NET ASSETS
Accumulation period	$3,230,494	$41,071,503	$39,400,712	$17,684,358	$292,811,748	$45,884,826	$25,762
Annuity period	-	-	20,554	5,363	3,071	14,917	-
Total net assets	$3,230,494	$41,071,503	$39,421,266	$17,689,721	$292,814,819	$45,899,743	$25,762

Fair value per share (NAV)	$31.32	$35.28	$22.68	$31.54	$11.47	$10.10	$7.42
Shares outstanding in the Separate Account	103,147	1,164,165	1,738,228	560,886	25,528,789	4,544,642	3,472

(1) Investments in mutual fund shares, at cost	$1,946,419	$22,800,485	$32,332,963	$13,371,636	$327,583,647	$63,179,645	$24,939

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Value Series, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Mid Cap Value Portfolio, Service Class	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II
ASSETS:
Investments at fair value (1)	$142,789,652	$141,583	$15,823	$198,246	$5,087,120	$5,147,444	$208,302,926
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	24,452	5	1	17	837	192	123,469
Receivable from the Company	-	-	-	-	-	-	-
Total assets	142,814,104	141,588	15,824	198,263	5,087,957	5,147,636	208,426,395

LIABILITIES:
Payable to the Contracts	24,452	5	1	17	837	192	123,469
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1,693	1	-	3	150	329	1,340
Total liabilities	26,145	6	1	20	987	521	124,809

NET ASSETS	$142,787,959	$141,582	$15,823	$198,243	$5,086,970	$5,147,115	$208,301,586

ANALYSIS OF NET ASSETS
Accumulation period	$142,766,266	$141,582	$15,823	$198,243	$5,086,970	$5,143,254	$208,284,382
Annuity period	21,693	-	-	-	-	3,861	17,204
Total net assets	$142,787,959	$141,582	$15,823	$198,243	$5,086,970	$5,147,115	$208,301,586

Fair value per share (NAV)	$20.71	$15.93	$9.68	$8.49	$7.54	$4.29	$4.42
Shares outstanding in the Separate Account	6,894,720	8,888	1,635	23,351	674,684	1,199,870	47,127,359

(1) Investments in mutual fund shares, at cost	$87,485,596	$127,310	$14,989	$184,091	$5,159,525	$5,870,629	$260,568,026

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Main Street Fund, Series II
ASSETS:
Investments at fair value (1)	$7,388,737	$240,769,238	$7,566,169	$53,150,989	$29,372,497	$3,225,814	$98,008,955
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2,081	51,630	3,229	21,328	16,195	123	19,032
Receivable from the Company	-	-	-	-	-	-	-
Total assets	7,390,818	240,820,868	7,569,398	53,172,317	29,388,692	3,225,937	98,027,987

LIABILITIES:
Payable to the Contracts	2,081	51,630	3,229	21,328	16,195	123	19,032
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	18,988	6,548	119	895	1,224	57	182
Total liabilities	21,069	58,178	3,348	22,223	17,419	180	19,214

NET ASSETS	$7,369,749	$240,762,690	$7,566,050	$53,150,094	$29,371,273	$3,225,757	$98,008,773

ANALYSIS OF NET ASSETS
Accumulation period	$7,097,714	$240,668,502	$7,566,050	$53,141,508	$29,358,519	$3,225,757	$98,008,773
Annuity period	272,035	94,188	-	8,587	12,754	-	-
Total net assets	$7,369,749	$240,762,690	$7,566,050	$53,150,094	$29,371,273	$3,225,757	$98,008,773

Fair value per share (NAV)	$36.56	$35.50	$47.07	$44.64	$54.01	$62.81	$17.77
Shares outstanding in the Separate Account	202,099	6,782,232	160,743	1,190,658	543,834	51,358	5,515,417

(1) Investments in mutual fund shares, at cost	$5,658,239	$211,032,620	$6,277,604	$45,335,941	$33,561,474	$2,941,031	$124,303,304

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. U.S. Government Money Portfolio, Series I	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO All Asset Portfolio	PIMCO High Yield Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$6,696,396	$258,896,538	$5,200	$589,673,174	$216,882,067	$5,005,241	$419,422
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	231	1,149,976	-	118,554	32,018	303	34
Receivable from the Company	-	151	-	-	-	-	-
Total assets	6,696,627	260,046,665	5,200	589,791,728	216,914,085	5,005,544	419,456

LIABILITIES:
Payable to the Contracts	231	1,149,976	-	118,554	32,018	302	34
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	973	-	-	4,767	4,819	20	5
Total liabilities	1,204	1,149,976	-	123,321	36,837	322	39

NET ASSETS	$6,695,423	$258,896,689	$5,200	$589,668,407	$216,877,248	$5,005,222	$419,417

ANALYSIS OF NET ASSETS
Accumulation period	$6,682,512	$258,896,689	$5,200	$589,597,892	$216,808,746	$5,005,222	$419,417
Annuity period	12,911	-	-	70,515	68,502	-	-
Total net assets	$6,695,423	$258,896,689	$5,200	$589,668,407	$216,877,248	$5,005,222	$419,417

Fair value per share (NAV)	$18.22	$1.00	$5.46	$9.18	$11.57	$9.20	$7.18
Shares outstanding in the Separate Account	367,530	258,896,538	952	64,234,551	18,745,209	544,048	58,415

(1) Investments in mutual fund shares, at cost	$7,083,793	$258,896,538	$6,725	$718,241,582	$257,064,162	$5,264,017	$413,445

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Global Diversified Allocation Portfolio	PIMCO Income Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Royce Capital Fund Micro Cap Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$118,346,548	$74,503,972	$19,528,838	$5,254,549	$920,133	$141,299,381	$14,461,875
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	110,527	-	-	-	-	-
Receivable from the fund manager	15,298	-	1,048	596	26	33,125	1,494
Receivable from the Company	-	-	-	-	-	-	-
Total assets	118,361,846	74,614,499	19,529,886	5,255,145	920,159	141,332,506	14,463,369

LIABILITIES:
Payable to the Contracts	15,298	-	1,048	596	26	33,125	1,494
Payable to the fund manager	-	110,527	-	-	-	-	-
Payable to the Company	241	143	217	106	9	2,536	201
Total liabilities	15,539	110,670	1,265	702	35	35,661	1,695

NET ASSETS	$118,346,307	$74,503,829	$19,528,621	$5,254,443	$920,124	$141,296,845	$14,461,674

ANALYSIS OF NET ASSETS
Accumulation period	$118,346,307	$74,503,829	$19,528,621	$5,254,443	$920,124	$141,261,107	$14,461,674
Annuity period	-	-	-	-	-	35,738	-
Total net assets	$118,346,307	$74,503,829	$19,528,621	$5,254,443	$920,124	$141,296,845	$14,461,674

Fair value per share (NAV)	$9.60	$10.23	$7.95	$6.15	$9.95	$9.37	$8.88
Shares outstanding in the Separate Account	12,327,766	7,282,891	2,456,458	854,398	92,476	15,079,977	1,628,590

(1) Investments in mutual fund shares, at cost	$127,875,414	$74,406,764	$30,964,414	$7,561,827	$948,988	$142,062,110	$15,165,319

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Moderate Allocation Portfolio	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Vanguard VIF Money Market Portfolio	Vanguard VIF Balanced Portfolio
ASSETS:
Investments at fair value (1)	$1,345,795	$8,170,550	$257,140	$27,837,821	$7,592,690	$1,650,098	$1,017,611
Receivable from dividends	-	-	-	-	-	238	-
Receivable from the Contracts	-	-	-	-	46,175	-	-
Receivable from the fund manager	77	641	6	100,851	-	14	8
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,345,872	8,171,191	257,146	27,938,672	7,638,865	1,650,350	1,017,619

LIABILITIES:
Payable to the Contracts	77	641	6	100,851	-	14	8
Payable to the fund manager	-	-	-	-	46,175	-	-
Payable to the Company	17	4	2	26	77	1	5
Total liabilities	94	645	8	100,877	46,252	15	13

NET ASSETS	$1,345,778	$8,170,546	$257,138	$27,837,795	$7,592,613	$1,650,335	$1,017,606

ANALYSIS OF NET ASSETS
Accumulation period	$1,345,778	$8,170,546	$257,138	$27,837,795	$7,592,613	$1,650,335	$1,017,606
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,345,778	$8,170,546	$257,138	$27,837,795	$7,592,613	$1,650,335	$1,017,606

Fair value per share (NAV)	$34.40	$20.02	$27.02	$43.54	$51.85	$1.00	$23.29
Shares outstanding in the Separate Account	39,122	408,119	9,517	639,362	146,436	1,650,099	43,693

(1) Investments in mutual fund shares, at cost	$1,291,517	$7,747,677	$255,168	$24,745,503	$7,700,191	$1,650,098	$1,094,577

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Equity Index Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio
ASSETS:
Investments at fair value (1)	$2,210,023	$779,040	$1,569,893	$943,049	$2,651,386	$204,546	$2,330,823
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	18	6	13	8	16	2	19
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,210,041	779,046	1,569,906	943,057	2,651,402	204,548	2,330,842

LIABILITIES:
Payable to the Contracts	18	6	13	8	16	2	19
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	14	4	12	7	6	1	4
Total liabilities	32	10	25	15	22	3	23

NET ASSETS	$2,210,009	$779,036	$1,569,881	$943,042	$2,651,380	$204,545	$2,330,819

ANALYSIS OF NET ASSETS
Accumulation period	$2,210,009	$779,036	$1,569,881	$943,042	$2,651,380	$204,545	$2,330,819
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,210,009	$779,036	$1,569,881	$943,042	$2,651,380	$204,545	$2,330,819

Fair value per share (NAV)	$60.89	$23.91	$25.34	$24.57	$10.63	$7.37	$10.31
Shares outstanding in the Separate Account	36,295	32,582	61,953	38,382	249,425	27,754	226,074

(1) Investments in mutual fund shares, at cost	$2,009,577	$791,787	$1,701,277	$1,182,228	$2,790,683	$214,583	$2,362,823

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Moderate Allocation Portfolio
ASSETS:
Investments at fair value (1)	$256,401	$348,657	$2,836,256	$1,191,655	$514,681	$1,493,288	$763,485
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	3	23	10	4	12	6
Receivable from the Company	-	-	-	-	-	-	-
Total assets	256,403	348,660	2,836,279	1,191,665	514,685	1,493,300	763,491

LIABILITIES:
Payable to the Contracts	2	3	23	10	4	12	6
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	2	18	9	6	6	3
Total liabilities	3	5	41	19	10	18	9

NET ASSETS	$256,400	$348,655	$2,836,238	$1,191,646	$514,675	$1,493,282	$763,482

ANALYSIS OF NET ASSETS
Accumulation period	$256,400	$348,655	$2,836,238	$1,191,646	$514,675	$1,493,282	$763,482
Annuity period	-	-	-	-	-	-	-
Total net assets	$256,400	$348,655	$2,836,238	$1,191,646	$514,675	$1,493,282	$763,482

Fair value per share (NAV)	$46.38	$15.63	$49.45	$23.93	$11.92	$24.44	$29.11
Shares outstanding in the Separate Account	5,528	22,307	57,356	49,798	43,178	61,100	26,228

(1) Investments in mutual fund shares, at cost	$264,762	$313,330	$2,701,993	$1,272,520	$563,777	$1,512,989	$843,860

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Global Bond Index Portfolio	VanEck VIP Global Resources Fund, Class I
ASSETS:
Investments at fair value (1)	$1,432,285	$272,065	$203,704
Receivable from dividends	-	-	-
Receivable from the Contracts	-	-	-
Receivable from the fund manager	12	2	10
Receivable from the Company	-	-	-
Total assets	1,432,297	272,067	203,714

LIABILITIES:
Payable to the Contracts	12	2	10
Payable to the fund manager	-	-	-
Payable to the Company	7	1	-
Total liabilities	19	3	10

NET ASSETS	$1,432,278	$272,064	$203,704

ANALYSIS OF NET ASSETS
Accumulation period	$1,432,278	$272,064	$203,704
Annuity period	-	-	-
Total net assets	$1,432,278	$272,064	$203,704

Fair value per share (NAV)	$21.09	$18.60	$26.59
Shares outstanding in the Separate Account	67,913	14,627	7,661

(1) Investments in mutual fund shares, at cost	$1,408,585	$283,970	$133,052

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

              (Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Relative Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I
INVESTMENT INCOME:
Dividend income	$21,410	$-	$-	$8,555	$814	$-	$-

EXPENSES:
Mortality and expense risk and admin	12,315	128,477	3,442	7,049	400	138	729

NET INVESTMENT INCOME (LOSS)	9,095	(128,477)	(3,442)	1,506	414	(138)	(729)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(56,946)	19,519	(738)	(61,282)	(9)	4	(5)
Capital gain distributions	135,238	1,228,802	-	89,945	-	-	-

Net realized gain (loss) on investments	78,292	1,248,321	(738)	28,663	(9)	4	(5)

Change in net unrealized appreciation (depreciation) on investments	62,369	3,456,703	63,028	61,976	5,505	9,251	16,437

Net realized and unrealized gain (loss) on investments	140,661	4,705,024	62,290	90,639	5,496	9,255	16,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,756	$4,576,547	$58,848	$92,145	$5,910	$9,117	$15,703

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS American High-Income Trust, Class 2	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS International Growth and Income Fund, Class 2	American Funds IS Asset Allocation Fund, Class 2	American Funds IS International Fund, Class 2
INVESTMENT INCOME:
Dividend income	$251,608	$219,772	$47,663	$136,607	$24,973	$1,896,247	$121,746

EXPENSES:
Mortality and expense risk and admin	139,341	477,949	4,956	27,809	7,612	763,734	76,485

NET INVESTMENT INCOME (LOSS)	112,267	(258,177)	42,707	108,798	17,361	1,132,513	45,261

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	31,241	99,651	84	(2,786)	2,222	(43,137)	2,929
Capital gain distributions	970,269	3,498,194	-	-	-	3,343,026	-

Net realized gain (loss) on investments	1,001,510	3,597,845	84	(2,786)	2,222	3,299,889	2,929

Change in net unrealized appreciation (depreciation) on investments	2,994,383	15,727,689	29,207	(40,004)	117,913	6,048,479	1,274,098

Net realized and unrealized gain (loss) on investments	3,995,893	19,325,534	29,291	(42,790)	120,135	9,348,368	1,277,027

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,108,160	$19,067,357	$71,998	$66,008	$137,496	$10,480,881	$1,322,288

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Global Growth Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	American Funds IS Capital World Bond Fund, Class 2
INVESTMENT INCOME:
Dividend income	$751,001	$123,334	$18,732	$133,867	$829,045	$1,370,635	$-

EXPENSES:
Mortality and expense risk and admin	325,626	51,907	55,675	74,954	798,954	286,406	3,673

NET INVESTMENT INCOME (LOSS)	425,375	71,427	(36,943)	58,913	30,091	1,084,229	(3,673)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	15,799	35,281	4,956	(25,287)	152,480	(24,456)	(2,174)
Capital gain distributions	379,826	-	92,323	-	7,342,007	-	-

Net realized gain (loss) on investments	395,625	35,281	97,279	(25,287)	7,494,487	(24,456)	(2,174)

Change in net unrealized appreciation (depreciation) on investments	5,312,413	1,083,048	928,782	1,258,479	10,847,873	500,567	26,408

Net realized and unrealized gain (loss) on investments	5,708,038	1,118,329	1,026,061	1,233,192	18,342,360	476,111	24,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,133,413	$1,189,756	$989,118	$1,292,105	$18,372,451	$1,560,340	$20,561

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS American High-Income Trust, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS International Growth and Income Fund, Class 4	American Funds IS Asset Allocation Fund, Class 4	American Funds IS International Fund, Class 4
INVESTMENT INCOME:
Dividend income	$329,378	$92,807	$76,139	$222,259	$15,841	$952,724	$57,021

EXPENSES:
Mortality and expense risk and admin	212,057	508,602	3,973	48,631	2,576	388,875	20,547

NET INVESTMENT INCOME (LOSS)	117,321	(415,795)	72,166	173,628	13,265	563,849	36,474

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(126,398)	(4,162,309)	186	(301,613)	(21)	(1,702,266)	16,510
Capital gain distributions	1,134,568	2,857,343	-	-	-	1,398,951	-

Net realized gain (loss) on investments	1,008,170	(1,304,966)	186	(301,613)	(21)	(303,315)	16,510

Change in net unrealized appreciation (depreciation) on investments	4,138,358	18,126,736	27,613	280,531	37,740	5,163,412	338,514

Net realized and unrealized gain (loss) on investments	5,146,528	16,821,770	27,799	(21,082)	37,719	4,860,097	355,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,263,849	$16,405,975	$99,965	$152,546	$50,984	$5,423,946	$391,498

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS Capital World Bond Fund, Class 4
INVESTMENT INCOME:
Dividend income	$211,842	$84,173	$303	$8,362	$244,782	$1,009,937	$-

EXPENSES:
Mortality and expense risk and admin	74,468	38,682	8,896	4,007	260,601	176,464	3,646

NET INVESTMENT INCOME (LOSS)	137,374	45,491	(8,593)	4,355	(15,819)	833,473	(3,646)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,562	10,778	1,697	(194)	69,962	(4,315)	(99)
Capital gain distributions	63,522	-	11,246	-	1,766,263	-	-

Net realized gain (loss) on investments	73,084	10,778	12,943	(194)	1,836,225	(4,315)	(99)

Change in net unrealized appreciation (depreciation) on investments	1,417,032	704,234	137,410	63,838	3,427,611	434,972	76,293

Net realized and unrealized gain (loss) on investments	1,490,116	715,012	150,353	63,644	5,263,836	430,657	76,194

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,627,490	$760,503	$141,760	$67,999	$5,248,017	$1,264,130	$72,548

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	Calvert VP SRI Balanced Portfolio
INVESTMENT INCOME:
Dividend income	$215,334	$285,204	$658,659	$11,395	$1,665	$215,791	$17,980

EXPENSES:
Mortality and expense risk and admin	59,468	89,352	155,403	5,397	43	60,854	15,610

NET INVESTMENT INCOME (LOSS)	155,866	195,852	503,256	5,998	1,622	154,937	2,370

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,601	40,091	(924)	469	-	(6,354)	4,345
Capital gain distributions	-	-	-	-	-	-	4,307

Net realized gain (loss) on investments	8,601	40,091	(924)	469	-	(6,354)	8,652

Change in net unrealized appreciation (depreciation) on investments	411,649	664,804	1,763,311	125,760	5,022	854,651	149,063

Net realized and unrealized gain (loss) on investments	420,250	704,895	1,762,387	126,229	5,022	848,297	157,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$576,116	$900,747	$2,265,643	$132,227	$6,644	$1,003,234	$160,085

Note: Totals may not appear to foot/crossfoot due to rounding.

                                                       (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$15,825	$360,028	$35,067	$19,626	$-	$-

EXPENSES:
Mortality and expense risk and admin	3,497	1,756	82,496	16,651	4,034	6,828	281

NET INVESTMENT INCOME (LOSS)	(3,497)	14,069	277,532	18,416	15,592	(6,828)	(281)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	288	21	2,524	12	(2,141)	(10,679)	13
Capital gain distributions	4,588	-	-	-	-	-	-

Net realized gain (loss) on investments	4,876	21	2,524	12	(2,141)	(10,679)	13

Change in net unrealized appreciation (depreciation) on investments	106,971	19,463	648,024	61,535	16,545	99,970	23,959

Net realized and unrealized gain (loss) on investments	111,847	19,484	650,548	61,547	14,404	89,291	23,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,350	$33,553	$928,080	$79,963	$29,996	$82,463	$23,691

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio
INVESTMENT INCOME:
Dividend income	$-	$83,856	$53,887	$75,479	$29,151	$65,977	$32,185

EXPENSES:
Mortality and expense risk and admin	33,403	4,935	3,327	8,750	4,646	3,617	2,672

NET INVESTMENT INCOME (LOSS)	(33,403)	78,921	50,560	66,729	24,505	62,360	29,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	13,214	235	290	2,707	3,429	(500)	(510)
Capital gain distributions	-	-	-	46,002	129,716	13,167	-

Net realized gain (loss) on investments	13,214	235	290	48,709	133,145	12,667	(510)

Change in net unrealized appreciation (depreciation) on investments	689,345	(2,019)	1,080	203,843	164,645	120,880	87,788

Net realized and unrealized gain (loss) on investments	702,559	(1,784)	1,370	252,552	297,790	133,547	87,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$669,156	$77,137	$51,930	$319,281	$322,295	$195,907	$116,791

Note: Totals may not appear to foot/crossfoot due to rounding.

                                                       (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA Equity Allocation Portfolio, Institutional	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$14,345	$6,534	$87,046	$99	$1,700	$12,901	$132,100

EXPENSES:
Mortality and expense risk and admin	1,534	679	53,640	27,721	124	3,376	18,403

NET INVESTMENT INCOME (LOSS)	12,811	5,855	33,406	(27,622)	1,576	9,525	113,697

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,324	(5,170)	44,020	67,891	(1)	158	96
Capital gain distributions	5,838	6,516	149,369	124,839	-	1,449	-

Net realized gain (loss) on investments	9,162	1,346	193,389	192,730	(1)	1,607	96

Change in net unrealized appreciation (depreciation) on investments	50,985	23,624	222,688	601,395	(200)	30,764	418,803

Net realized and unrealized gain (loss) on investments	60,147	24,970	416,077	794,125	(201)	32,371	418,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,958	$30,825	$449,483	$766,503	$1,375	$41,896	$532,596

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$641,796	$6,868,089	$6,213,331	$520,841	$370	$787,180	$4,647

EXPENSES:
Mortality and expense risk and admin	2,493,319	5,509,868	2,459,340	249,790	147	1,951,667	869

NET INVESTMENT INCOME (LOSS)	(1,851,523)	1,358,221	3,753,991	271,051	223	(1,164,487)	3,778

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,035,173	6,639,510	(3,448,898)	13,386	9	(9,376,218)	1,404
Capital gain distributions	8,520,484	3,997,230	-	728,261	891	5,905,095	1,811

Net realized gain (loss) on investments	12,555,657	10,636,740	(3,448,898)	741,647	900	(3,471,123)	3,215

Change in net unrealized appreciation (depreciation) on investments	51,827,917	89,857,702	11,801,172	4,137,726	1,448	18,278,441	(204)

Net realized and unrealized gain (loss) on investments	64,383,574	100,494,442	8,352,274	4,879,373	2,348	14,807,318	3,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,532,051	$101,852,663	$12,106,265	$5,150,424	$2,571	$13,642,831	$6,789

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Value Strategies Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$6,510	$-	$9,129	$1,068	$650	$26,137	$67,945

EXPENSES:
Mortality and expense risk and admin	16,645	13,507	5,853	59	514	9,132	19,406

NET INVESTMENT INCOME (LOSS)	(10,135)	(13,507)	3,276	1,009	136	17,005	48,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,175	287	2,277	-	11	(72,649)	(13,455)
Capital gain distributions	24,927	-	37,448	-	-	18,822	16,182

Net realized gain (loss) on investments	26,102	287	39,725	-	11	(53,827)	2,727

Change in net unrealized appreciation (depreciation) on investments	793,853	60,770	118,544	355	47,834	98,030	190,781

Net realized and unrealized gain (loss) on investments	819,955	61,057	158,269	355	47,845	44,203	193,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$809,820	$47,550	$161,545	$1,364	$47,981	$61,208	$242,047

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$37,801	$44,738	$10,403	$18,631	$7,485	$2,553	$32,610

EXPENSES:
Mortality and expense risk and admin	15,160	13,182	6,523	2,301	2,551	809	5,529

NET INVESTMENT INCOME (LOSS)	22,641	31,556	3,880	16,330	4,934	1,744	27,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,553	480	312	133	(2,628)	1,236	497
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	4,553	480	312	133	(2,628)	1,236	497

Change in net unrealized appreciation (depreciation) on investments	(84,917)	43,916	95,029	30,578	22,719	17,694	85,010

Net realized and unrealized gain (loss) on investments	(80,364)	44,396	95,341	30,711	20,091	18,930	85,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(57,723)	$75,952	$99,221	$47,041	$25,025	$20,674	$112,588

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Bond Index Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin DynaTech VIP Fund	Templeton Growth VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$22,235	$65,130	$200,459	$2,201,639	$-	$-	$2,695,661

EXPENSES:
Mortality and expense risk and admin	15,281	12,191	87,762	705,665	322,614	411,887	848,292

NET INVESTMENT INCOME (LOSS)	6,954	52,939	112,697	1,495,974	(322,614)	(411,887)	1,847,369

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	952	70	(617,413)	(368,966)	(68,250)	585,074	(817,570)
Capital gain distributions	-	-	7,272	-	-	-	-

Net realized gain (loss) on investments	952	70	(610,141)	(368,966)	(68,250)	585,074	(817,570)

Change in net unrealized appreciation (depreciation) on investments	469,550	82,047	421,490	10,722,309	5,959,245	13,576,654	12,712,852

Net realized and unrealized gain (loss) on investments	470,502	82,117	(188,651)	10,353,343	5,890,995	14,161,728	11,895,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$477,456	$135,056	$(75,954)	$11,849,317	$5,568,381	$13,749,841	$13,742,651

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$-	$8,307,554	$79,167	$7,237,077	$2,645,300	$182,574	$276,307

EXPENSES:
Mortality and expense risk and admin	2,023,979	4,349,381	29,302	1,370,732	2,829,182	391,445	57,185

NET INVESTMENT INCOME (LOSS)	(2,023,979)	3,958,173	49,865	5,866,345	(183,882)	(208,871)	219,122

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,840,985)	(18,993,713)	49,541	(6,517,195)	(10,309,345)	(1,130,966)	(68,365)
Capital gain distributions	-	38,237,244	172,287	8,773,653	30,359,521	1,979,291	-

Net realized gain (loss) on investments	(10,840,985)	19,243,531	221,828	2,256,458	20,050,176	848,325	(68,365)

Change in net unrealized appreciation (depreciation) on investments	15,807,962	9,851,487	317,928	(1,736,055)	4,201,674	2,406,139	233,509

Net realized and unrealized gain (loss) on investments	4,966,977	29,095,018	539,756	520,403	24,251,850	3,254,464	165,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,942,998	$33,053,191	$589,621	$6,386,748	$24,067,968	$3,045,593	$384,266

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

INVESTMENT INCOME:
Dividend income	$8,605,084	$533,825	$152,023	$169,977	$-	$55,317	$460,010

EXPENSES:
Mortality and expense risk and admin	3,285,770	350,570	298,845	207,086	320,516	51,184	181,524

NET INVESTMENT INCOME (LOSS)	5,319,314	183,255	(146,822)	(37,109)	(320,516)	4,133	278,486

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,255,912)	(97,255)	123,552	(323,545)	421,153	(18,368)	(1,043,574)
Capital gain distributions	-	2,695,292	-	-	1,144,878	136,244	-

Net realized gain (loss) on investments	(7,255,912)	2,598,037	123,552	(323,545)	1,566,031	117,876	(1,043,574)

Change in net unrealized appreciation (depreciation) on investments	12,389,150	651,838	4,595,767	3,206,324	8,016,447	422,406	3,590,456

Net realized and unrealized gain (loss) on investments	5,133,238	3,249,875	4,719,319	2,882,779	9,582,478	540,282	2,546,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,452,552	$3,433,130	$4,572,497	$2,845,670	$9,261,962	$544,415	$2,825,368

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

INVESTMENT INCOME:
Dividend income	$76,843	$1,154,938	$-	$743,819	$509,284	$-	$2,930

EXPENSES:
Mortality and expense risk and admin	79,317	848,171	476,949	262,574	859,509	1,471,079	7,899

NET INVESTMENT INCOME (LOSS)	(2,474)	306,767	(476,949)	481,245	(350,225)	(1,471,079)	(4,969)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(143,434)	(668,753)	(1,107,522)	(321,970)	(8,741,920)	2,673,226	(2,329)
Capital gain distributions	-	6,826,353	289,190	-	1,726,639	5,933,211	-

Net realized gain (loss) on investments	(143,434)	6,157,600	(818,332)	(321,970)	(7,015,281)	8,606,437	(2,329)

Change in net unrealized appreciation (depreciation) on investments	1,786,904	1,848,242	7,766,026	1,078,132	8,932,900	34,900,079	138,285

Net realized and unrealized gain (loss) on investments	1,643,470	8,005,842	6,947,694	756,162	1,917,619	43,506,516	135,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,640,996	$8,312,609	$6,470,745	$1,237,407	$1,567,394	$42,035,437	$130,987

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Rydex Inverse Government Long Bond Strategy	Guggenheim Long Short Equity Fund	Rydex Commodities Strategy	Guggenheim Multi-Hedge Strategies Fund	Guggenheim Global Managed Futures Strategy Fund

INVESTMENT INCOME:
Dividend income	$690,087	$106,248	$-	$209	$992	$16,234	$19,719

EXPENSES:
Mortality and expense risk and admin	291,855	87,073	80	1,214	95	5,761	5,721

NET INVESTMENT INCOME (LOSS)	398,232	19,175	(80)	(1,005)	897	10,473	13,998

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	948,392	(35,694)	106	2,191	8	8,521	(4,288)
Capital gain distributions	-	-	-	-	-	-	12,545

Net realized gain (loss) on investments	948,392	(35,694)	106	2,191	8	8,521	8,257

Change in net unrealized appreciation (depreciation) on investments	3,271,330	840,948	205	12,890	(1,585)	156	(1,916)

Net realized and unrealized gain (loss) on investments	4,219,722	805,254	311	15,081	(1,577)	8,677	6,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,617,954	$824,429	$231	$14,076	$(680)	$19,150	$20,339

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Guggenheim Floating Rate Strategies, Series F	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II

INVESTMENT INCOME:
Dividend income	$119,700	$522,839	$-	$40,205	$31,695	$2,126,090	$-

EXPENSES:
Mortality and expense risk and admin	34,314	178,451	711,716	18,414	34,166	1,064,991	440,242

NET INVESTMENT INCOME (LOSS)	85,386	344,388	(711,716)	21,791	(2,471)	1,061,099	(440,242)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,345	246	(1,046,926)	(1,252)	(357,496)	(1,270,649)	(182,863)
Capital gain distributions	-	-	-	-	-	-	18,733

Net realized gain (loss) on investments	22,345	246	(1,046,926)	(1,252)	(357,496)	(1,270,649)	(164,130)

Change in net unrealized appreciation (depreciation) on investments	219,633	2,285,253	4,265,061	602,575	374,354	4,266,767	5,275,143

Net realized and unrealized gain (loss) on investments	241,978	2,285,499	3,218,135	601,323	16,858	2,996,118	5,111,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$327,364	$2,629,887	$2,506,419	$623,114	$14,387	$4,057,217	$4,670,771

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. Comstock Fund, Series II

INVESTMENT INCOME:
Dividend income	$7	$-	$-	$383,361	$373,551	$-	$1,967,992

EXPENSES:
Mortality and expense risk and admin	95	133,395	60,782	259,207	292,031	24,901	1,385,037

NET INVESTMENT INCOME (LOSS)	(88)	(133,395)	(60,782)	124,154	81,520	(24,901)	582,955

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,483	(208,380)	82,444	1,111,590	209,909	58,466	2,185,458
Capital gain distributions	-	234,282	117,894	2,359,844	2,968,283	56,042	14,172,933

Net realized gain (loss) on investments	2,483	25,902	200,338	3,471,434	3,178,192	114,508	16,358,391

Change in net unrealized appreciation (depreciation) on investments	3,505	1,703,587	1,604,830	(1,347,663)	(724,988)	709,682	(5,020,634)

Net realized and unrealized gain (loss) on investments	5,988	1,729,489	1,805,168	2,123,771	2,453,204	824,190	11,337,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,900	$1,596,094	$1,744,386	$2,247,925	$2,534,724	$799,289	$11,920,712

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. American Value Fund, Series II	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Protective Life Dynamic Allocation Series Conservative Portfolio	Janus Henderson VIT Balanced Portfolio, Service Shares

INVESTMENT INCOME:
Dividend income	$2,234,591	$3,774,208	$242,056	$832,362	$11,622,000	$778,801	$62,681

EXPENSES:
Mortality and expense risk and admin	1,698,181	3,985,984	624,630	530,549	5,337,974	428,215	32,144

NET INVESTMENT INCOME (LOSS)	536,410	(211,776)	(382,574)	301,813	6,284,026	350,586	30,537

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,612,052)	(16,311,992)	(941,742)	276,610	417,440	(163,990)	2,569
Capital gain distributions	6,784,154	36,913,661	13,481,691	3,340,949	-	803,331	-

Net realized gain (loss) on investments	3,172,102	20,601,669	12,539,949	3,617,559	417,440	639,341	2,569

Change in net unrealized appreciation (depreciation) on investments	5,641,662	442,912	(4,681,991)	3,587,363	70,020,972	2,925,237	339,355

Net realized and unrealized gain (loss) on investments	8,813,764	21,044,581	7,857,958	7,204,922	70,438,412	3,564,578	341,924

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,350,174	$20,832,805	$7,475,384	$7,506,735	$76,722,438	$3,915,164	$372,461

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson Forty Fund, Class S	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Bond Debenture Portfolio

INVESTMENT INCOME:
Dividend income	$49	$6,277	$1,514	$-	$505,170	$202,436	$24,001,873

EXPENSES:
Mortality and expense risk and admin	37	4,239	7,227	5,509	584,528	422,326	4,906,693

NET INVESTMENT INCOME (LOSS)	12	2,038	(5,713)	(5,509)	(79,358)	(219,890)	19,095,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5	892	1,471	1,961	751,962	59,942	(5,966,635)
Capital gain distributions	-	-	-	-	1,099,649	1,257,742	-

Net realized gain (loss) on investments	5	892	1,471	1,961	1,851,611	1,317,684	(5,966,635)

Change in net unrealized appreciation (depreciation) on investments	907	27,543	188,672	175,143	4,390,588	4,244,812	11,774,372

Net realized and unrealized gain (loss) on investments	912	28,435	190,143	177,104	6,242,199	5,562,496	5,807,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$924	$30,473	$184,430	$171,595	$6,162,841	$5,342,606	$24,902,917

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$-	$790,003	$804,491	$233,648	$7,734	$-	$6,442

EXPENSES:
Mortality and expense risk and admin	349,924	1,380,273	944,030	30,897	3,854	168,700	384,627

NET INVESTMENT INCOME (LOSS)	(349,924)	(590,270)	(139,539)	202,751	3,880	(168,700)	(378,185)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,593,570)	(4,778,557)	(123,229)	443	(8,142)	(1,426,191)	(2,856,282)
Capital gain distributions	-	4,023,646	5,642,367	-	58,399	-	185,406

Net realized gain (loss) on investments	(2,593,570)	(754,911)	5,519,138	443	50,257	(1,426,191)	(2,670,876)

Change in net unrealized appreciation (depreciation) on investments	3,860,723	10,226,806	7,778,618	(40,851)	(11,304)	1,117,628	3,829,733

Net realized and unrealized gain (loss) on investments	1,267,153	9,471,895	13,297,756	(40,408)	38,953	(308,563)	1,158,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$917,229	$8,881,625	$13,158,217	$162,343	$42,833	$(477,263)	$780,672

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio, Class II	MFS Growth Series, Initial Class	MFS Research Series, Initial Class	MFS Investors Trust Series, Initial Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS New Discovery Series, Initial Class

INVESTMENT INCOME:
Dividend income	$138,444	$-	$23,362	$35,412	$290,579	$60,398	$-

EXPENSES:
Mortality and expense risk and admin	47,549	71,557	61,175	66,982	177,839	21,872	27,031

NET INVESTMENT INCOME (LOSS)	90,895	(71,557)	(37,813)	(31,570)	112,740	38,526	(27,031)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,123)	12,801	6,641	212,875	217,510	15,425	268
Capital gain distributions	-	410,580	246,908	272,522	605,192	93,457	-

Net realized gain (loss) on investments	(2,123)	423,381	253,549	485,397	822,702	108,882	268

Change in net unrealized appreciation (depreciation) on investments	100,789	1,205,796	658,785	354,326	311,808	(200,671)	258,155

Net realized and unrealized gain (loss) on investments	98,666	1,629,177	912,334	839,723	1,134,510	(91,789)	258,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$189,561	$1,557,620	$874,521	$808,153	$1,247,250	$(53,263)	$231,392

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Growth Series, Service Class

INVESTMENT INCOME:
Dividend income	$4,968	$2,816	$75,748	$-	$-	$14,385	$-

EXPENSES:
Mortality and expense risk and admin	21,681	2,142	147,884	100	165	264,284	403,125

NET INVESTMENT INCOME (LOSS)	(16,713)	674	(72,136)	(100)	(165)	(249,899)	(403,125)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	13,277	(67)	889,521	6	971	215,329	146,205
Capital gain distributions	85,950	-	1,212,669	-	-	1,555,150	3,295,286

Net realized gain (loss) on investments	99,227	(67)	2,102,190	6	971	1,770,479	3,441,491

Change in net unrealized appreciation (depreciation) on investments	248,904	21,168	493,941	6,077	9,842	4,624,381	8,702,457

Net realized and unrealized gain (loss) on investments	348,131	21,101	2,596,131	6,083	10,813	6,394,860	12,143,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$331,418	$21,775	$2,523,995	$5,983	$10,648	$6,144,961	$11,740,823

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Service Class	MFS Investors Trust Series, Service Class	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	MFS Total Return Bond Series, Service Class	MFS New Discovery Series, Service Class	MFS Mid Cap Growth Series, Service Class

INVESTMENT INCOME:
Dividend income	$7,636	$189,977	$723,409	$606,804	$8,700,829	$-	$-

EXPENSES:
Mortality and expense risk and admin	31,648	454,487	402,171	205,461	3,058,200	501,128	13

NET INVESTMENT INCOME (LOSS)	(24,012)	(264,510)	321,238	401,343	5,642,629	(501,128)	(13)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	37,052	441,128	278,319	347,952	(3,065,544)	25,940	-
Capital gain distributions	170,065	2,314,671	1,726,618	1,017,827	-	-	-

Net realized gain (loss) on investments	207,117	2,755,799	2,004,937	1,365,779	(3,065,544)	25,940	-

Change in net unrealized appreciation (depreciation) on investments	406,453	4,104,080	1,096,484	(2,418,793)	14,592,668	6,124,947	823

Net realized and unrealized gain (loss) on investments	613,570	6,859,879	3,101,421	(1,053,014)	11,527,124	6,150,887	823

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$589,558	$6,595,369	$3,422,659	$(651,671)	$17,169,753	$5,649,759	$810

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Value Series, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Mid Cap Value Portfolio, Service Class	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Invesco V.I. Global Strategic Income Fund

INVESTMENT INCOME:
Dividend income	$2,000,587	$-	$-	$1,156	$471	$94,277	$-

EXPENSES:
Mortality and expense risk and admin	1,526,538	144	11	1,057	317	62,756	69,395

NET INVESTMENT INCOME (LOSS)	474,049	(144)	(11)	99	154	31,521	(69,395)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,586,819	8	-	46	(249)	(52,556)	(90,229)
Capital gain distributions	10,028,041	-	-	-	-	-	-

Net realized gain (loss) on investments	13,614,860	8	-	46	(249)	(52,556)	(90,229)

Change in net unrealized appreciation (depreciation) on investments	(5,329,830)	14,273	834	13,923	686	445,872	527,775

Net realized and unrealized gain (loss) on investments	8,285,030	14,281	834	13,969	437	393,316	437,546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,759,079	$14,137	$823	$14,068	$591	$424,837	$368,151

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I

INVESTMENT INCOME:
Dividend income	$-	$15,527	$-	$-	$-	$-	$-

EXPENSES:
Mortality and expense risk and admin	2,305,560	84,294	2,481,168	92,896	428,449	270,076	43,263

NET INVESTMENT INCOME (LOSS)	(2,305,560)	(68,767)	(2,481,168)	(92,896)	(428,449)	(270,076)	(43,263)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9,292,846)	165,801	6,541,926	96,462	1,189,553	(336,781)	11,828
Capital gain distributions	-	785,180	26,807,177	-	-	-	-

Net realized gain (loss) on investments	(9,292,846)	950,981	33,349,103	96,462	1,189,553	(336,781)	11,828

Change in net unrealized appreciation (depreciation) on investments	26,840,386	1,078,334	28,036,642	2,003,425	12,048,538	2,993,872	378,395

Net realized and unrealized gain (loss) on investments	17,547,540	2,029,315	61,385,745	2,099,887	13,238,091	2,657,091	390,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,241,980	$1,960,548	$58,904,577	$2,006,991	$12,809,642	$2,387,015	$346,960

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. U.S. Government Money Portfolio, Series I	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO All Asset Portfolio

INVESTMENT INCOME:
Dividend income	$457,433	$53,974	$30,660,543	$890	$20,442,430	$6,499,374	$124,082

EXPENSES:
Mortality and expense risk and admin	894,420	82,678	7,500,737	17	6,286,323	2,460,092	45,779

NET INVESTMENT INCOME (LOSS)	(436,987)	(28,704)	23,159,806	873	14,156,107	4,039,282	78,303

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,610,192	107,699	-	9	(11,118,521)	(3,626,324)	(265,694)
Capital gain distributions	6,531,220	438,880	-	-	-	-	-

Net realized gain (loss) on investments	8,141,412	546,579	-	9	(11,118,521)	(3,626,324)	(265,694)

Change in net unrealized appreciation (depreciation) on investments	10,151,311	765,903	-	(1,372)	23,941,306	4,931,408	197,653

Net realized and unrealized gain (loss) on investments	18,292,723	1,312,482	-	(1,363)	12,822,785	1,305,084	(68,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,855,736	$1,283,778	$23,159,806	$(490)	$26,978,892	$5,344,366	$10,262

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Global Diversified Allocation Portfolio	PIMCO Income Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$20,537	$4,280,770	$3,187,083	$438,379	$170,475	$41,558	$872,797

EXPENSES:
Mortality and expense risk and admin	4,112	1,219,269	753,723	212,468	73,347	8,354	1,388,166

NET INVESTMENT INCOME (LOSS)	16,425	3,061,501	2,433,360	225,911	97,128	33,204	(515,369)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,963)	(1,019,635)	(33,953)	(847,679)	(98,745)	(3,578)	(7,677,057)
Capital gain distributions	-	-	-	-	-	-	11,431,543

Net realized gain (loss) on investments	(1,963)	(1,019,635)	(33,953)	(847,679)	(98,745)	(3,578)	3,754,486

Change in net unrealized appreciation (depreciation) on investments	20,059	2,497,718	964,217	1,252,528	576,668	21,973	19,341,622

Net realized and unrealized gain (loss) on investments	18,096	1,478,083	930,264	404,849	477,923	18,395	23,096,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,521	$4,539,584	$3,363,624	$630,760	$575,051	$51,599	$22,580,739

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Royce Capital Fund Micro Cap Portfolio, Service Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Moderate Allocation Portfolio	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Vanguard VIF Money Market Portfolio

INVESTMENT INCOME:
Dividend income	$-	$3,076	$95,718	$-	$-	$-	$84,914

EXPENSES:
Mortality and expense risk and admin	132,003	6,793	19,085	268	122,579	40,517	5,173

NET INVESTMENT INCOME (LOSS)	(132,003)	(3,717)	76,633	(268)	(122,579)	(40,517)	79,741

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(684,798)	762	(69)	2	123,792	(22,586)	-
Capital gain distributions	-	88,382	21,262	14,271	-	268,026	22

Net realized gain (loss) on investments	(684,798)	89,144	21,193	14,273	123,792	245,440	22

Change in net unrealized appreciation (depreciation) on investments	1,794,721	145,476	445,161	1,973	5,022,854	19,279	-

Net realized and unrealized gain (loss) on investments	1,109,923	234,620	466,354	16,246	5,146,646	264,719	22

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$977,920	$230,903	$542,987	$15,978	$5,024,067	$224,202	$79,763

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF High Yield Bond Portfolio

INVESTMENT INCOME:
Dividend income	$18,194	$25,247	$20,016	$3,501	$13,767	$53,999	$9,394

EXPENSES:
Mortality and expense risk and admin	2,830	5,397	2,205	4,157	2,645	6,778	571

NET INVESTMENT INCOME (LOSS)	15,364	19,850	17,811	(656)	11,122	47,221	8,823

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(406)	7,908	(33,942)	17,198	3,131	(7,101)	33
Capital gain distributions	35,259	55,915	39,133	-	29,687	-	-

Net realized gain (loss) on investments	34,853	63,823	5,191	17,198	32,818	(7,101)	33

Change in net unrealized appreciation (depreciation) on investments	73,037	335,617	34,216	431,213	68,428	73,776	11,529

Net realized and unrealized gain (loss) on investments	107,890	399,440	39,407	448,411	101,246	66,675	11,562

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,254	$419,290	$57,218	$447,755	$112,368	$113,896	$20,385

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Conservative Allocation Portfolio

INVESTMENT INCOME:
Dividend income	$36,381	$3,588	$2,099	$24,335	$14,101	$10,077	$24,320

EXPENSES:
Mortality and expense risk and admin	5,635	895	719	6,725	3,009	1,239	4,080

NET INVESTMENT INCOME (LOSS)	30,746	2,693	1,380	17,610	11,092	8,838	20,240

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	691	8,822	527	1,448	329	738	2,514
Capital gain distributions	-	17,285	7,980	118,601	17,696	19,010	31,477

Net realized gain (loss) on investments	691	26,107	8,507	120,049	18,025	19,748	33,991

Change in net unrealized appreciation (depreciation) on investments	87,620	48,010	39,642	381,516	119,732	20,199	105,119

Net realized and unrealized gain (loss) on investments	88,311	74,117	48,149	501,565	137,757	39,947	139,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,057	$76,810	$49,529	$519,175	$148,849	$48,785	$159,350

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Global Bond Index Portfolio	VanEck VIP Global Resources Fund, Class I

INVESTMENT INCOME:
Dividend income	$14,329	$35,799	$4,204	$5,815

EXPENSES:
Mortality and expense risk and admin	2,107	3,782	679	3,676

NET INVESTMENT INCOME (LOSS)	12,222	32,017	3,525	2,139

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(235)	3,190	(10)	16,522
Capital gain distributions	22,838	14,991	366	-

Net realized gain (loss) on investments	22,603	18,181	356	16,522

Change in net unrealized appreciation (depreciation) on investments	65,245	131,865	11,748	(31,492)

Net realized and unrealized gain (loss) on investments	87,848	150,046	12,104	(14,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,070	$182,063	$15,629	$(12,831)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Relative Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,095	$(128,477)	$(3,442)	$1,506	$414	$(138)	$(729)
Net realized gain (loss) on investments	78,292	1,248,321	(738)	28,663	(9)	4	(5)
Change in net unrealized appreciation (depreciation) on investments	62,369	3,456,703	63,028	61,976	5,505	9,251	16,437

Net increase (decrease) in net assets resulting from operations	149,756	4,576,547	58,848	92,145	5,910	9,117	15,703

CONTRACT TRANSACTIONS:
Contract owners' net payments	531,133	10,980,642	80,853	110,945	73,988	-	82,685
Contract maintenance charges	(5,871)	(234,278)	(1,284)	(3,363)	(285)	(44)	(270)
Contract owners' benefits	(53,575)	(247,061)	(2,643)	(24,343)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	719,103	5,790,544	36,116	388,927	(50,015)	127,489	39,091

Increase (decrease) in net assets resulting from Contract transactions	1,190,790	16,289,847	113,042	472,166	23,688	127,445	121,506

Total increase (decrease) in net assets	1,340,546	20,866,394	171,890	564,311	29,598	136,562	137,209

NET ASSETS:
Beginning of period	744,538	7,457,714	299,234	511,754	70,831	-	-

End of period	$2,085,084	$28,324,108	$471,124	$1,076,065	$100,429	$136,562	$137,209

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS American High-Income Trust, Class 2	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS International Growth and Income Fund, Class 2	American Funds IS Asset Allocation Fund, Class 2	American Funds IS International Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$112,267	$(258,177)	$42,707	$108,798	$17,361	$1,132,513	$45,261
Net realized gain (loss) on investments	1,001,510	3,597,845	84	(2,786)	2,222	3,299,889	2,929
Change in net unrealized appreciation (depreciation) on investments	2,994,383	15,727,689	29,207	(40,004)	117,913	6,048,479	1,274,098

Net increase (decrease) in net assets resulting from operations	4,108,160	19,067,357	71,998	66,008	137,496	10,480,881	1,322,288

CONTRACT TRANSACTIONS:
Contract owners' net payments	913,931	1,992,547	50,854	41,870	127,349	1,196,885	96,102
Contract maintenance charges	(90,507)	(384,812)	(3,795)	(17,688)	(5,160)	(682,700)	(40,093)
Contract owners' benefits	(1,159,675)	(3,795,207)	(68,818)	(146,101)	(123,300)	(7,020,710)	(830,627)
Net transfers (to) from the Company and/or Subaccounts	(214,744)	(1,196,421)	139,113	527,983	(1,355)	4,292,908	(121,283)

Increase (decrease) in net assets resulting from Contract transactions	(550,995)	(3,383,893)	117,354	406,064	(2,466)	(2,213,617)	(895,901)

Total increase (decrease) in net assets	3,557,165	15,683,464	189,352	472,072	135,030	8,267,264	426,387

NET ASSETS:
Beginning of period	16,383,065	51,021,437	534,815	3,304,073	912,580	81,196,187	9,242,304

End of period	$19,940,230	$66,704,901	$724,167	$3,776,145	$1,047,610	$89,463,451	$9,668,691

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Global Growth Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	American Funds IS Capital World Bond Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$425,375	$71,427	$(36,943)	$58,913	$30,091	$1,084,229	$(3,673)
Net realized gain (loss) on investments	395,625	35,281	97,279	(25,287)	7,494,487	(24,456)	(2,174)
Change in net unrealized appreciation (depreciation) on investments	5,312,413	1,083,048	928,782	1,258,479	10,847,873	500,567	26,408

Net increase (decrease) in net assets resulting from operations	6,133,413	1,189,756	989,118	1,292,105	18,372,451	1,560,340	20,561

CONTRACT TRANSACTIONS:
Contract owners' net payments	921,775	138,603	168,377	195,680	2,102,300	2,942,197	4,672
Contract maintenance charges	(192,914)	(26,928)	(33,695)	(42,585)	(1,198,578)	(407,805)	(2,722)
Contract owners' benefits	(3,534,685)	(503,555)	(353,973)	(544,901)	(8,764,708)	(1,610,475)	(83,566)
Net transfers (to) from the Company and/or Subaccounts	779,367	(81,823)	231,492	(173,411)	(5,386,533)	5,435,151	57,882

Increase (decrease) in net assets resulting from Contract transactions	(2,026,457)	(473,703)	12,201	(565,217)	(13,247,519)	6,359,068	(23,734)

Total increase (decrease) in net assets	4,106,956	716,053	1,001,319	726,888	5,124,932	7,919,408	(3,173)

NET ASSETS:
Beginning of period	38,161,300	6,142,726	6,482,577	8,784,139	90,605,279	32,758,293	462,812

End of period	$42,268,256	$6,858,779	$7,483,896	$9,511,027	$95,730,211	$40,677,701	$459,639

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS American High-Income Trust, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS International Growth and Income Fund, Class 4	American Funds IS Asset Allocation Fund, Class 4	American Funds IS International Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$117,321	$(415,795)	$72,166	$173,628	$13,265	$563,849	$36,474
Net realized gain (loss) on investments	1,008,170	(1,304,966)	186	(301,613)	(21)	(303,315)	16,510
Change in net unrealized appreciation (depreciation) on investments	4,138,358	18,126,736	27,613	280,531	37,740	5,163,412	338,514

Net increase (decrease) in net assets resulting from operations	5,263,849	16,405,975	99,965	152,546	50,984	5,423,946	391,498

CONTRACT TRANSACTIONS:
Contract owners' net payments	13,396,124	24,189,478	1,178,253	2,871,283	521,848	19,570,607	4,023,568
Contract maintenance charges	(150,493)	(330,265)	(11,229)	(61,619)	(5,562)	(307,279)	(41,372)
Contract owners' benefits	(2,980,841)	(7,099,286)	(10,028)	(355,657)	-	(7,324,607)	(178,981)
Net transfers (to) from the Company and/or Subaccounts	4,869,666	3,858,964	283,943	746,378	264,494	7,235,806	2,188,827

Increase (decrease) in net assets resulting from Contract transactions	15,134,456	20,618,891	1,440,939	3,200,385	780,780	19,174,527	5,992,042

Total increase (decrease) in net assets	20,398,305	37,024,866	1,540,904	3,352,931	831,764	24,598,473	6,383,540

NET ASSETS:
Beginning of period	14,624,874	37,933,764	-	4,042,067	-	30,863,519	534,859

End of period	$35,023,179	$74,958,630	$1,540,904	$7,394,998	$831,764	$55,461,992	$6,918,399

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS Capital World Bond Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$137,374	$45,491	$(8,593)	$4,355	$(15,819)	$833,473	$(3,646)
Net realized gain (loss) on investments	73,084	10,778	12,943	(194)	1,836,225	(4,315)	(99)
Change in net unrealized appreciation (depreciation) on investments	1,417,032	704,234	137,410	63,838	3,427,611	434,972	76,293

Net increase (decrease) in net assets resulting from operations	1,627,490	760,503	141,760	67,999	5,248,017	1,264,130	72,548

CONTRACT TRANSACTIONS:
Contract owners' net payments	9,675,459	2,080,211	1,017,178	263,414	20,730,448	20,430,567	1,110,226
Contract maintenance charges	(107,806)	(24,428)	(10,127)	(1,157)	(329,106)	(249,007)	(9,933)
Contract owners' benefits	(164,817)	(681,650)	(33,893)	(34,142)	(1,938,820)	(1,030,866)	(11,595)
Net transfers (to) from the Company and/or Subaccounts	2,767,768	581,065	299,418	164,221	8,704,797	8,572,505	382,975

Increase (decrease) in net assets resulting from Contract transactions	12,170,604	1,955,198	1,272,576	392,336	27,167,319	27,723,199	1,471,673

Total increase (decrease) in net assets	13,798,094	2,715,701	1,414,336	460,335	32,415,336	28,987,329	1,544,221

NET ASSETS:
Beginning of period	3,041,224	2,976,841	392,457	337,275	14,450,980	8,478,121	-

End of period	$16,839,318	$5,692,542	$1,806,793	$797,610	$46,866,316	$37,465,450	$1,544,221

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	Calvert VP SRI Balanced Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$155,866	$195,852	$503,256	$5,998	$1,622	$154,937	$2,370
Net realized gain (loss) on investments	8,601	40,091	(924)	469	-	(6,354)	8,652
Change in net unrealized appreciation (depreciation) on investments	411,649	664,804	1,763,311	125,760	5,022	854,651	149,063

Net increase (decrease) in net assets resulting from operations	576,116	900,747	2,265,643	132,227	6,644	1,003,234	160,085

CONTRACT TRANSACTIONS:
Contract owners' net payments	67,548	6,522,452	7,891,469	807,809	164,901	6,577,239	-
Contract maintenance charges	(32,350)	(106,092)	(297,626)	(7,387)	(31)	(72,204)	(402)
Contract owners' benefits	(206,533)	(985,546)	(394,200)	(866)	-	(112,019)	(40,158)
Net transfers (to) from the Company and/or Subaccounts	(41,444)	1,546,499	5,312,709	79,371	1	1,798,596	148

Increase (decrease) in net assets resulting from Contract transactions	(212,779)	6,977,313	12,512,352	878,927	164,871	8,191,612	(40,412)

Total increase (decrease) in net assets	363,337	7,878,060	14,777,995	1,011,154	171,515	9,194,846	119,673

NET ASSETS:
Beginning of period	7,249,775	6,477,678	12,534,174	404,767	-	2,986,490	1,078,703

End of period	$7,613,112	$14,355,738	$27,312,169	$1,415,921	$171,515	$12,181,336	$1,198,376

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,497)	$14,069	$277,532	$18,416	$15,592	$(6,828)	$(281)
Net realized gain (loss) on investments	4,876	21	2,524	12	(2,141)	(10,679)	13
Change in net unrealized appreciation (depreciation) on investments	106,971	19,463	648,024	61,535	16,545	99,970	23,959

Net increase (decrease) in net assets resulting from operations	108,350	33,553	928,080	79,963	29,996	82,463	23,691

CONTRACT TRANSACTIONS:
Contract owners' net payments	72,245	270,178	5,346,439	43,465	284,558	229,487	17,000
Contract maintenance charges	(1,310)	(3,517)	(161,517)	(9,290)	(3,648)	(3,814)	(90)
Contract owners' benefits	(1,749)	-	(219,861)	(144,657)	(112,851)	(25,927)	-
Net transfers (to) from the Company and/or Subaccounts	480,905	95,019	3,254,275	1,193,626	248,725	372,254	212,483

Increase (decrease) in net assets resulting from Contract transactions	550,091	361,680	8,219,336	1,083,144	416,784	572,000	229,393

Total increase (decrease) in net assets	658,441	395,233	9,147,416	1,163,107	446,780	654,463	253,084

NET ASSETS:
Beginning of period	146,811	105,656	5,874,597	890,164	259,103	595,636	-

End of period	$805,252	$500,889	$15,022,013	$2,053,271	$705,883	$1,250,099	$253,084

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(33,403)	$78,921	$50,560	$66,729	$24,505	$62,360	$29,513
Net realized gain (loss) on investments	13,214	235	290	48,709	133,145	12,667	(510)
Change in net unrealized appreciation (depreciation) on investments	689,345	(2,019)	1,080	203,843	164,645	120,880	87,788

Net increase (decrease) in net assets resulting from operations	669,156	77,137	51,930	319,281	322,295	195,907	116,791

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,079,261	916,115	534,844	824,462	525,271	353,317	218,499
Contract maintenance charges	(42,180)	(5,412)	(1,408)	(4,050)	(4,035)	(1,978)	(2,000)
Contract owners' benefits	(102,735)	(61,107)	(51,839)	(87,940)	(73,509)	(15,734)	(12,369)
Net transfers (to) from the Company and/or Subaccounts	1,001,541	412,079	53,975	93,862	(4,548)	(85,379)	89,885

Increase (decrease) in net assets resulting from Contract transactions	3,935,887	1,261,675	535,572	826,334	443,179	250,226	294,015

Total increase (decrease) in net assets	4,605,043	1,338,812	587,502	1,145,615	765,474	446,133	410,806

NET ASSETS:
Beginning of period	1,668,350	899,932	817,264	2,370,079	1,275,723	1,015,858	671,909

End of period	$6,273,393	$2,238,744	$1,404,766	$3,515,694	$2,041,197	$1,461,991	$1,082,715

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA Equity Allocation Portfolio, Institutional	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,811	$5,855	$33,406	$(27,622)	$1,576	$9,525	$113,697
Net realized gain (loss) on investments	9,162	1,346	193,389	192,730	(1)	1,607	96
Change in net unrealized appreciation (depreciation) on investments	50,985	23,624	222,688	601,395	(200)	30,764	418,803

Net increase (decrease) in net assets resulting from operations	72,958	30,825	449,483	766,503	1,375	41,896	532,596

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	183,992	5,498	62,091	25,500	383,149	5,750,440
Contract maintenance charges	(2,835)	(516)	(43,575)	(13,403)	(168)	(6,253)	(57,576)
Contract owners' benefits	-	(3,768)	(441,133)	(337,020)	-	(10,044)	(439)
Net transfers (to) from the Company and/or Subaccounts	(5,163)	5,853	59,149	(57,198)	4,440	118,986	2,134,775

Increase (decrease) in net assets resulting from Contract transactions	(7,998)	185,561	(420,061)	(345,530)	29,772	485,838	7,827,200

Total increase (decrease) in net assets	64,960	216,386	29,422	420,973	31,147	527,734	8,359,796

NET ASSETS:
Beginning of period	500,779	107,974	5,153,513	2,364,042	-	115,330	75,616

End of period	$565,739	$324,360	$5,182,935	$2,785,015	$31,147	$643,064	$8,435,412

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,851,523)	$1,358,221	$3,753,991	$271,051	$223	$(1,164,487)	$3,778
Net realized gain (loss) on investments	12,555,657	10,636,740	(3,448,898)	741,647	900	(3,471,123)	3,215
Change in net unrealized appreciation (depreciation) on investments	51,827,917	89,857,702	11,801,172	4,137,726	1,448	18,278,441	(204)

Net increase (decrease) in net assets resulting from operations	62,532,051	101,852,663	12,106,265	5,150,424	2,571	13,642,831	6,789

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,746,076	14,173,899	9,005,121	12,608,567	24,361	1,721,433	58,541
Contract maintenance charges	(2,614,871)	(3,414,192)	(3,369,612)	(416,979)	(148)	(2,142,038)	(620)
Contract owners' benefits	(29,663,789)	(85,248,273)	(27,067,233)	(471,022)	-	(23,502,595)	(3,094)
Net transfers (to) from the Company and/or Subaccounts	89,890,216	364,795,607	18,603,546	7,501,508	7,679	90,673,788	108,371

Increase (decrease) in net assets resulting from Contract transactions	62,357,632	290,307,041	(2,828,178)	19,222,074	31,892	66,750,588	163,198

Total increase (decrease) in net assets	124,889,683	392,159,704	9,278,087	24,372,498	34,463	80,393,419	169,987

NET ASSETS:
Beginning of period	143,936,154	248,695,661	246,236,117	17,083,116	-	137,923,249	67,478

End of period	$268,825,837	$640,855,365	$255,514,204	$41,455,614	$34,463	$218,316,668	$237,465

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Value Strategies Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,135)	$(13,507)	$3,276	$1,009	$136	$17,005	$48,539
Net realized gain (loss) on investments	26,102	287	39,725	-	11	(53,827)	2,727
Change in net unrealized appreciation (depreciation) on investments	793,853	60,770	118,544	355	47,834	98,030	190,781

Net increase (decrease) in net assets resulting from operations	809,820	47,550	161,545	1,364	47,981	61,208	242,047

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,024,433	696,683	125,322	-	349,711	405	777
Contract maintenance charges	(43,234)	(9,552)	(4,123)	(221)	(30)	(6,994)	(11,757)
Contract owners' benefits	(561)	(24,234)	(25,001)	-	-	(322,229)	(95,979)
Net transfers (to) from the Company and/or Subaccounts	1,951,599	85,130	245,468	31,109	84,992	(2,315)	(29,795)

Increase (decrease) in net assets resulting from Contract transactions	5,932,237	748,027	341,666	30,888	434,673	(331,133)	(136,754)

Total increase (decrease) in net assets	6,742,057	795,577	503,211	32,252	482,654	(269,925)	105,293

NET ASSETS:
Beginning of period	166,863	959,630	569,474	-	-	940,097	2,239,805

End of period	$6,908,920	$1,755,207	$1,072,685	$32,252	$482,654	$670,172	$2,345,098

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,641	$31,556	$3,880	$16,330	$4,934	$1,744	$27,081
Net realized gain (loss) on investments	4,553	480	312	133	(2,628)	1,236	497
Change in net unrealized appreciation (depreciation) on investments	(84,917)	43,916	95,029	30,578	22,719	17,694	85,010

Net increase (decrease) in net assets resulting from operations	(57,723)	75,952	99,221	47,041	25,025	20,674	112,588

CONTRACT TRANSACTIONS:
Contract owners' net payments	204,135	80,885	60,703	935,797	51,168	64,501	908,284
Contract maintenance charges	(2,026)	(10,098)	(3,083)	(6,891)	(2,715)	(551)	(10,109)
Contract owners' benefits	(135,197)	(41,454)	-	(3,942)	(1,646)	-	(12,420)
Net transfers (to) from the Company and/or Subaccounts	(85,674)	153,272	85,181	64,320	219,502	59,347	340,873

Increase (decrease) in net assets resulting from Contract transactions	(18,762)	182,605	142,801	989,284	266,309	123,297	1,226,628

Total increase (decrease) in net assets	(76,485)	258,557	242,022	1,036,325	291,334	143,971	1,339,216

NET ASSETS:
Beginning of period	1,501,983	1,014,473	547,337	-	89,078	52,723	215,701

End of period	$1,425,498	$1,273,030	$789,359	$1,036,325	$380,412	$196,694	$1,554,917

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Bond Index Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin DynaTech VIP Fund	Templeton Growth VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,954	$52,939	$112,697	$1,495,974	$(322,614)	$(411,887)	$1,847,369
Net realized gain (loss) on investments	952	70	(610,141)	(368,966)	(68,250)	585,074	(817,570)
Change in net unrealized appreciation (depreciation) on investments	469,550	82,047	421,490	10,722,309	5,959,245	13,576,654	12,712,852

Net increase (decrease) in net assets resulting from operations	477,456	135,056	(75,954)	11,849,317	5,568,381	13,749,841	13,742,651

CONTRACT TRANSACTIONS:
Contract owners' net payments	843,815	2,210,716	133,376	350,940	437,693	1,499,510	333,201
Contract maintenance charges	(9,985)	(20,846)	(88,417)	(794,902)	(273,546)	(388,635)	(858,277)
Contract owners' benefits	(734)	(55,717)	(1,155,334)	(8,149,519)	(3,461,829)	(3,502,014)	(8,875,255)
Net transfers (to) from the Company and/or Subaccounts	150,912	1,118,159	6,059,011	(3,848,908)	10,608,559	16,976,665	1,575,883

Increase (decrease) in net assets resulting from Contract transactions	984,008	3,252,312	4,948,636	(12,442,389)	7,310,877	14,585,526	(7,824,448)

Total increase (decrease) in net assets	1,461,464	3,387,368	4,872,682	(593,072)	12,879,258	28,335,367	5,918,203

NET ASSETS:
Beginning of period	1,423,232	483,111	2,397,224	67,900,522	21,330,274	22,951,849	74,950,185

End of period	$2,884,696	$3,870,479	$7,269,906	$67,307,450	$34,209,532	$51,287,216	$80,868,388

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,023,979)	$3,958,173	$49,865	$5,866,345	$(183,882)	$(208,871)	$219,122
Net realized gain (loss) on investments	(10,840,985)	19,243,531	221,828	2,256,458	20,050,176	848,325	(68,365)
Change in net unrealized appreciation (depreciation) on investments	15,807,962	9,851,487	317,928	(1,736,055)	4,201,674	2,406,139	233,509

Net increase (decrease) in net assets resulting from operations	2,942,998	33,053,191	589,621	6,386,748	24,067,968	3,045,593	384,266

CONTRACT TRANSACTIONS:
Contract owners' net payments	606,930	1,546,888	3,750	3,219,546	18,442,538	3,650,425	39,349
Contract maintenance charges	(2,632,493)	(5,352,622)	(8,499)	(1,385,728)	(3,178,636)	(391,334)	(16,711)
Contract owners' benefits	(23,764,621)	(50,170,871)	(333,117)	(17,746,134)	(31,692,097)	(3,747,677)	(609,681)
Net transfers (to) from the Company and/or Subaccounts	2,836,559	114,217,280	(25,501)	46,045,346	10,191,121	9,628,399	6,982

Increase (decrease) in net assets resulting from Contract transactions	(22,953,625)	60,240,675	(363,367)	30,133,030	(6,237,074)	9,139,813	(580,061)

Total increase (decrease) in net assets	(20,010,627)	93,293,866	226,254	36,519,778	17,830,894	12,185,406	(195,795)

NET ASSETS:
Beginning of period	200,902,943	354,551,926	3,281,128	103,413,189	282,597,447	31,949,336	5,906,977

End of period	$180,892,316	$447,845,792	$3,507,382	$139,932,967	$300,428,341	$44,134,742	$5,711,182

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,319,314	$183,255	$(146,822)	$(37,109)	$(320,516)	$4,133	$278,486
Net realized gain (loss) on investments	(7,255,912)	2,598,037	123,552	(323,545)	1,566,031	117,876	(1,043,574)
Change in net unrealized appreciation (depreciation) on investments	12,389,150	651,838	4,595,767	3,206,324	8,016,447	422,406	3,590,456

Net increase (decrease) in net assets resulting from operations	10,452,552	3,433,130	4,572,497	2,845,670	9,261,962	544,415	2,825,368

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,036,136	369,215	358,668	244,886	511,216	20,275	193,397
Contract maintenance charges	(4,441,075)	(42,959)	(9,646)	(30,714)	(40,290)	(7,261)	(72,839)
Contract owners' benefits	(38,471,957)	(3,597,192)	(3,369,943)	(1,943,328)	(3,444,796)	(484,750)	(1,908,204)
Net transfers (to) from the Company and/or Subaccounts	10,164,002	(222,369)	(251,682)	(93,903)	(807,537)	23,141	(487,533)

Increase (decrease) in net assets resulting from Contract transactions	(31,712,894)	(3,493,305)	(3,272,603)	(1,823,059)	(3,781,407)	(448,595)	(2,275,179)

Total increase (decrease) in net assets	(21,260,342)	(60,175)	1,299,894	1,022,611	5,480,555	95,820	550,189

NET ASSETS:
Beginning of period	332,953,217	31,618,081	22,307,312	16,934,370	24,289,268	5,592,654	17,274,604

End of period	$311,692,875	$31,557,906	$23,607,206	$17,956,981	$29,769,823	$5,688,474	$17,824,793

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,474)	$306,767	$(476,949)	$481,245	$(350,225)	$(1,471,079)	$(4,969)
Net realized gain (loss) on investments	(143,434)	6,157,600	(818,332)	(321,970)	(7,015,281)	8,606,437	(2,329)
Change in net unrealized appreciation (depreciation) on investments	1,786,904	1,848,242	7,766,026	1,078,132	8,932,900	34,900,079	138,285

Net increase (decrease) in net assets resulting from operations	1,640,996	8,312,609	6,470,745	1,237,407	1,567,394	42,035,437	130,987

CONTRACT TRANSACTIONS:
Contract owners' net payments	14,851	240,788	1,913,710	962,849	349,706	5,922,871	921
Contract maintenance charges	(138,208)	(1,074,665)	(486,414)	(339,650)	(1,053,023)	(1,822,271)	(10,548)
Contract owners' benefits	(991,949)	(8,705,810)	(4,914,228)	(3,159,904)	(10,224,958)	(16,703,891)	(68,746)
Net transfers (to) from the Company and/or Subaccounts	263,576	2,029,558	5,944,422	1,527,816	41,205,307	48,919,767	(19,106)

Increase (decrease) in net assets resulting from Contract transactions	(851,730)	(7,510,129)	2,457,490	(1,008,889)	30,277,032	36,316,476	(97,479)

Total increase (decrease) in net assets	789,266	802,480	8,928,235	228,518	31,844,426	78,351,913	33,508

NET ASSETS:
Beginning of period	9,515,308	80,364,461	37,927,835	26,758,665	68,254,699	75,641,803	646,565

End of period	$10,304,574	$81,166,941	$46,856,070	$26,987,183	$100,099,125	$153,993,716	$680,073

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Rydex Inverse Government Long Bond Strategy	Guggenheim Long Short Equity Fund	Rydex Commodities Strategy	Guggenheim Multi-Hedge Strategies Fund	Guggenheim Global Managed Futures Strategy Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$398,232	$19,175	$(80)	$(1,005)	$897	$10,473	$13,998
Net realized gain (loss) on investments	948,392	(35,694)	106	2,191	8	8,521	8,257
Change in net unrealized appreciation (depreciation) on investments	3,271,330	840,948	205	12,890	(1,585)	156	(1,916)

Net increase (decrease) in net assets resulting from operations	4,617,954	824,429	231	14,076	(680)	19,150	20,339

CONTRACT TRANSACTIONS:
Contract owners' net payments	60,237	124,644	-	297	200	(331)	(372)
Contract maintenance charges	(401,994)	(108,991)	(4)	(164)	(8)	(527)	(799)
Contract owners' benefits	(3,614,606)	(554,149)	-	(64,296)	(22)	(142,877)	(158,476)
Net transfers (to) from the Company and/or Subaccounts	2,579,287	222,971	(508)	86,646	650	22,729	4,498

Increase (decrease) in net assets resulting from Contract transactions	(1,377,076)	(315,525)	(512)	22,483	820	(121,006)	(155,149)

Total increase (decrease) in net assets	3,240,878	508,904	(281)	36,559	140	(101,856)	(134,810)

NET ASSETS:
Beginning of period	28,014,567	6,039,413	8,043	129,887	9,495	618,806	565,524

End of period	$31,255,445	$6,548,317	$7,762	$166,446	$9,635	$516,950	$430,714

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Guggenheim Floating Rate Strategies, Series F	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$85,386	$344,388	$(711,716)	$21,791	$(2,471)	$1,061,099	$(440,242)
Net realized gain (loss) on investments	22,345	246	(1,046,926)	(1,252)	(357,496)	(1,270,649)	(164,130)
Change in net unrealized appreciation (depreciation) on investments	219,633	2,285,253	4,265,061	602,575	374,354	4,266,767	5,275,143

Net increase (decrease) in net assets resulting from operations	327,364	2,629,887	2,506,419	623,114	14,387	4,057,217	4,670,771

CONTRACT TRANSACTIONS:
Contract owners' net payments	35,891	13,704,750	222,596	3,373,366	45,022	724,002	189,299
Contract maintenance charges	(2,399)	(358,162)	(888,444)	(35,104)	(24,767)	(1,653,266)	(482,539)
Contract owners' benefits	(581,732)	(603,743)	(7,673,191)	(23,286)	(419,949)	(13,948,848)	(5,981,709)
Net transfers (to) from the Company and/or Subaccounts	53,381	8,919,891	623,359	1,604,523	7,163,782	5,725,172	25,903,250

Increase (decrease) in net assets resulting from Contract transactions	(494,859)	21,662,736	(7,715,680)	4,919,499	6,764,088	(9,152,940)	19,628,301

Total increase (decrease) in net assets	(167,495)	24,292,623	(5,209,261)	5,542,613	6,778,475	(5,095,723)	24,299,072

NET ASSETS:
Beginning of period	3,413,876	11,947,753	55,653,246	667,070	2,650,172	122,686,164	27,252,946

End of period	$3,246,381	$36,240,376	$50,443,985	$6,209,683	$9,428,647	$117,590,441	$51,552,018

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. Comstock Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(88)	$(133,395)	$(60,782)	$124,154	$81,520	$(24,901)	$582,955
Net realized gain (loss) on investments	2,483	25,902	200,338	3,471,434	3,178,192	114,508	16,358,391
Change in net unrealized appreciation (depreciation) on investments	3,505	1,703,587	1,604,830	(1,347,663)	(724,988)	709,682	(5,020,634)

Net increase (decrease) in net assets resulting from operations	5,900	1,596,094	1,744,386	2,247,925	2,534,724	799,289	11,920,712

CONTRACT TRANSACTIONS:
Contract owners' net payments	119,347	273,609	22	350,740	214,328	2,062	1,422,009
Contract maintenance charges	(16)	(101,002)	(1,039)	(4,724)	(4,791)	(10,088)	(1,263,500)
Contract owners' benefits	-	(1,434,529)	(537,849)	(3,080,466)	(2,840,414)	(460,147)	(17,350,749)
Net transfers (to) from the Company and/or Subaccounts	(36,622)	5,050,298	38,208	(66,020)	(261,213)	(61,849)	3,125,891

Increase (decrease) in net assets resulting from Contract transactions	82,709	3,788,376	(500,658)	(2,800,470)	(2,892,090)	(530,022)	(14,066,349)

Total increase (decrease) in net assets	88,609	5,384,470	1,243,728	(552,545)	(357,366)	269,267	(2,145,637)

NET ASSETS:
Beginning of period	-	11,147,265	4,652,111	22,481,972	24,604,855	2,274,950	142,635,220

End of period	$88,609	$16,531,735	$5,895,839	$21,929,427	$24,247,489	$2,544,217	$140,489,583

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. American Value Fund, Series II	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Protective Life Dynamic Allocation Series Conservative Portfolio	Janus Henderson VIT Balanced Portfolio, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$536,410	$(211,776)	$(382,574)	$301,813	$6,284,026	$350,586	$30,537
Net realized gain (loss) on investments	3,172,102	20,601,669	12,539,949	3,617,559	417,440	639,341	2,569
Change in net unrealized appreciation (depreciation) on investments	5,641,662	442,912	(4,681,991)	3,587,363	70,020,972	2,925,237	339,355

Net increase (decrease) in net assets resulting from operations	9,350,174	20,832,805	7,475,384	7,506,735	76,722,438	3,915,164	372,461

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,707,968	2,350,801	208,706	20,668	34,432,536	671,182	3,308,314
Contract maintenance charges	(1,912,764)	(5,011,833)	(846,384)	(250,295)	(13,211,298)	(678,578)	(38,377)
Contract owners' benefits	(19,564,916)	(47,094,996)	(7,876,145)	(7,261,741)	(24,438,126)	(4,070,827)	(71,649)
Net transfers (to) from the Company and/or Subaccounts	65,480,113	138,909,032	(2,091,841)	(2,123,543)	33,584,204	1,967,772	1,119,267

Increase (decrease) in net assets resulting from Contract transactions	50,710,401	89,153,004	(10,605,664)	(9,614,911)	30,367,316	(2,110,451)	4,317,555

Total increase (decrease) in net assets	60,060,575	109,985,809	(3,130,280)	(2,108,176)	107,089,754	1,804,713	4,690,016

NET ASSETS:
Beginning of period	130,536,279	330,787,483	75,694,398	48,109,680	585,407,193	39,579,003	764,726

End of period	$190,596,854	$440,773,292	$72,564,118	$46,001,504	$692,496,947	$41,383,716	$5,454,742

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson Forty Fund, Class S	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Bond Debenture Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12	$2,038	$(5,713)	$(5,509)	$(79,358)	$(219,890)	$19,095,180
Net realized gain (loss) on investments	5	892	1,471	1,961	1,851,611	1,317,684	(5,966,635)
Change in net unrealized appreciation (depreciation) on investments	907	27,543	188,672	175,143	4,390,588	4,244,812	11,774,372

Net increase (decrease) in net assets resulting from operations	924	30,473	184,430	171,595	6,162,841	5,342,606	24,902,917

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	622,198	945,940	887,666	450,909	303,173	15,824,503
Contract maintenance charges	(15)	(4,481)	(6,720)	(5,749)	(318,617)	(269,876)	(6,509,045)
Contract owners' benefits	-	2	(1,480)	(1,492)	(6,529,783)	(4,558,718)	(51,578,591)
Net transfers (to) from the Company and/or Subaccounts	10,346	67,349	240,767	86,740	(170,189)	3,630,205	15,912,033

Increase (decrease) in net assets resulting from Contract transactions	10,331	685,068	1,178,507	967,165	(6,567,680)	(895,216)	(26,351,100)

Total increase (decrease) in net assets	11,255	715,541	1,362,937	1,138,760	(404,839)	4,447,390	(1,448,183)

NET ASSETS:
Beginning of period	-	36,060	62,888	35,277	56,411,029	41,275,178	478,615,618

End of period	$11,255	$751,601	$1,425,825	$1,174,037	$56,006,190	$45,722,568	$477,167,435

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(349,924)	$(590,270)	$(139,539)	$202,751	$3,880	$(168,700)	$(378,185)
Net realized gain (loss) on investments	(2,593,570)	(754,911)	5,519,138	443	50,257	(1,426,191)	(2,670,876)
Change in net unrealized appreciation (depreciation) on investments	3,860,723	10,226,806	7,778,618	(40,851)	(11,304)	1,117,628	3,829,733

Net increase (decrease) in net assets resulting from operations	917,229	8,881,625	13,158,217	162,343	42,833	(477,263)	780,672

CONTRACT TRANSACTIONS:
Contract owners' net payments	377,097	367,628	1,118,718	1,686,947	61,507	381,244	354,582
Contract maintenance charges	(425,235)	(1,808,042)	(1,132,305)	(29,922)	(2,354)	(163,108)	(438,508)
Contract owners' benefits	(4,383,351)	(15,834,981)	(12,180,526)	(83,663)	(203,073)	(2,097,386)	(4,305,222)
Net transfers (to) from the Company and/or Subaccounts	33,394,066	66,128,270	8,952,728	1,307,908	271,839	7,832,538	26,457,281

Increase (decrease) in net assets resulting from Contract transactions	28,962,577	48,852,875	(3,241,385)	2,881,270	127,919	5,953,288	22,068,133

Total increase (decrease) in net assets	29,879,806	57,734,500	9,916,832	3,043,613	170,752	5,476,025	22,848,805

NET ASSETS:
Beginning of period	24,782,228	83,754,002	92,723,229	2,179,187	202,919	12,106,374	24,484,579

End of period	$54,662,034	$141,488,502	$102,640,061	$5,222,800	$373,671	$17,582,399	$47,333,384

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio, Class II	MFS Growth Series, Initial Class	MFS Research Series, Initial Class	MFS Investors Trust Series, Initial Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS New Discovery Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$90,895	$(71,557)	$(37,813)	$(31,570)	$112,740	$38,526	$(27,031)
Net realized gain (loss) on investments	(2,123)	423,381	253,549	485,397	822,702	108,882	268
Change in net unrealized appreciation (depreciation) on investments	100,789	1,205,796	658,785	354,326	311,808	(200,671)	258,155

Net increase (decrease) in net assets resulting from operations	189,561	1,557,620	874,521	808,153	1,247,250	(53,263)	231,392

CONTRACT TRANSACTIONS:
Contract owners' net payments	200,159	12,230	29,855	171,316	114,988	3,722	2,374
Contract maintenance charges	(46,771)	(1,846)	(1,694)	(1,464)	(3,791)	(439)	(632)
Contract owners' benefits	(94,139)	(505,554)	(293,442)	(1,086,585)	(2,299,385)	(175,167)	(118,229)
Net transfers (to) from the Company and/or Subaccounts	340,624	(152,532)	(31,184)	(39,397)	(26,744)	148,152	547

Increase (decrease) in net assets resulting from Contract transactions	399,873	(647,702)	(296,465)	(956,130)	(2,214,932)	(23,732)	(115,940)

Total increase (decrease) in net assets	589,434	909,918	578,056	(147,977)	(967,682)	(76,995)	115,452

NET ASSETS:
Beginning of period	3,470,890	4,822,610	4,367,874	5,140,855	15,228,810	1,761,049	1,858,327

End of period	$4,060,324	$5,732,528	$4,945,930	$4,992,878	$14,261,128	$1,684,054	$1,973,779

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Growth Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16,713)	$674	$(72,136)	$(100)	$(165)	$(249,899)	$(403,125)
Net realized gain (loss) on investments	99,227	(67)	2,102,190	6	971	1,770,479	3,441,491
Change in net unrealized appreciation (depreciation) on investments	248,904	21,168	493,941	6,077	9,842	4,624,381	8,702,457

Net increase (decrease) in net assets resulting from operations	331,418	21,775	2,523,995	5,983	10,648	6,144,961	11,740,823

CONTRACT TRANSACTIONS:
Contract owners' net payments	29,279	-	455,377	227,192	387,218	260,973	774,187
Contract maintenance charges	(457)	(556)	(24,799)	(40)	(155)	(387,406)	(278,587)
Contract owners' benefits	(235,839)	(27,022)	(2,196,527)	-	-	(3,590,417)	(5,257,077)
Net transfers (to) from the Company and/or Subaccounts	46,396	(5,251)	(820,233)	-	(68,944)	(1,568,616)	(3,285,206)

Increase (decrease) in net assets resulting from Contract transactions	(160,621)	(32,829)	(2,586,182)	227,152	318,119	(5,285,466)	(8,046,683)

Total increase (decrease) in net assets	170,797	(11,054)	(62,187)	233,135	328,767	859,495	3,694,140

NET ASSETS:
Beginning of period	1,528,320	238,325	16,508,463	-	-	29,345,726	37,099,289

End of period	$1,699,117	$227,271	$16,446,276	$233,135	$328,767	$30,205,221	$40,793,429

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Service Class	MFS Investors Trust Series, Service Class	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	MFS Total Return Bond Series, Service Class	MFS New Discovery Series, Service Class	MFS Mid Cap Growth Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(24,012)	$(264,510)	$321,238	$401,343	$5,642,629	$(501,128)	$(13)
Net realized gain (loss) on investments	207,117	2,755,799	2,004,937	1,365,779	(3,065,544)	25,940	-
Change in net unrealized appreciation (depreciation) on investments	406,453	4,104,080	1,096,484	(2,418,793)	14,592,668	6,124,947	823

Net increase (decrease) in net assets resulting from operations	589,558	6,595,369	3,422,659	(651,671)	17,169,753	5,649,759	810

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,353	257,912	331,663	153,425	1,172,228	152,684	24,951
Contract maintenance charges	(21,380)	(373,995)	(279,090)	(186,896)	(3,763,488)	(539,820)	-
Contract owners' benefits	(269,918)	(5,693,150)	(5,568,335)	(2,320,660)	(35,384,994)	(5,279,560)	-
Net transfers (to) from the Company and/or Subaccounts	(82,509)	(1,054,462)	214,048	1,057,277	9,747,859	867,279	1

Increase (decrease) in net assets resulting from Contract transactions	(370,454)	(6,863,695)	(5,301,714)	(1,296,854)	(28,228,395)	(4,799,417)	24,952

Total increase (decrease) in net assets	219,104	(268,326)	(1,879,055)	(1,948,525)	(11,058,642)	850,342	25,762

NET ASSETS:
Beginning of period	3,011,390	41,339,829	41,300,321	19,638,246	303,873,461	45,049,401	-

End of period	$3,230,494	$41,071,503	$39,421,266	$17,689,721	$292,814,819	$45,899,743	$25,762

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Value Series, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Mid Cap Value Portfolio, Service Class	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Invesco V.I. Global Strategic Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$474,049	$(144)	$(11)	$99	$154	$31,521	$(69,395)
Net realized gain (loss) on investments	13,614,860	8	-	46	(249)	(52,556)	(90,229)
Change in net unrealized appreciation (depreciation) on investments	(5,329,830)	14,273	834	13,923	686	445,872	527,775

Net increase (decrease) in net assets resulting from operations	8,759,079	14,137	823	14,068	591	424,837	368,151

CONTRACT TRANSACTIONS:
Contract owners' net payments	698,347	-	15,000	139,917	41,807	8,207	129,796
Contract maintenance charges	(1,370,233)	(45)	-	(1,196)	(356)	(70,107)	(1,754)
Contract owners' benefits	(17,367,966)	-	-	-	-	(643,647)	(616,530)
Net transfers (to) from the Company and/or Subaccounts	2,007,702	127,490	-	28,331	(81,319)	345,169	304,167

Increase (decrease) in net assets resulting from Contract transactions	(16,032,150)	127,445	15,000	167,052	(39,868)	(360,378)	(184,321)

Total increase (decrease) in net assets	(7,273,071)	141,582	15,823	181,120	(39,277)	64,459	183,830

NET ASSETS:
Beginning of period	150,061,030	-	-	17,123	39,277	5,022,511	4,963,285

End of period	$142,787,959	$141,582	$15,823	$198,243	$-	$5,086,970	$5,147,115

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,305,560)	$(68,767)	$(2,481,168)	$(92,896)	$(428,449)	$(270,076)	$(43,263)
Net realized gain (loss) on investments	(9,292,846)	950,981	33,349,103	96,462	1,189,553	(336,781)	11,828
Change in net unrealized appreciation (depreciation) on investments	26,840,386	1,078,334	28,036,642	2,003,425	12,048,538	2,993,872	378,395

Net increase (decrease) in net assets resulting from operations	15,241,980	1,960,548	58,904,577	2,006,991	12,809,642	2,387,015	346,960

CONTRACT TRANSACTIONS:
Contract owners' net payments	595,001	20,158	746,213	51,046	125,044	391,306	2,738
Contract maintenance charges	(3,007,889)	(1,339)	(2,836,498)	(2,320)	(561,192)	(248,798)	(918)
Contract owners' benefits	(25,426,577)	(738,492)	(27,494,862)	(767,579)	(5,161,441)	(3,001,868)	(275,332)
Net transfers (to) from the Company and/or Subaccounts	(2,328,442)	(236,657)	49,455,122	(83,579)	22,807,848	7,099,870	58,244

Increase (decrease) in net assets resulting from Contract transactions	(30,167,907)	(956,330)	19,869,975	(802,432)	17,210,259	4,240,510	(215,268)

Total increase (decrease) in net assets	(14,925,927)	1,004,218	78,774,552	1,204,559	30,019,901	6,627,525	131,692

NET ASSETS:
Beginning of period	223,227,513	6,365,531	161,988,138	6,361,491	23,130,193	22,743,748	3,094,065

End of period	$208,301,586	$7,369,749	$240,762,690	$7,566,050	$53,150,094	$29,371,273	$3,225,757

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. U.S. Government Money Portfolio, Series I	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO All Asset Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(436,987)	$(28,704)	$23,159,806	$873	$14,156,107	$4,039,282	$78,303
Net realized gain (loss) on investments	8,141,412	546,579	-	9	(11,118,521)	(3,626,324)	(265,694)
Change in net unrealized appreciation (depreciation) on investments	10,151,311	765,903	-	(1,372)	23,941,306	4,931,408	197,653

Net increase (decrease) in net assets resulting from operations	17,855,736	1,283,778	23,159,806	(490)	26,978,892	5,344,366	10,262

CONTRACT TRANSACTIONS:
Contract owners' net payments	341,680	17,493	5,200,622	-	10,023,345	1,531,812	9,619
Contract maintenance charges	(1,331,746)	(1,889)	(9,665,303)	(40)	(8,178,513)	(3,364,164)	(52,520)
Contract owners' benefits	(10,940,044)	(985,143)	(126,064,958)	(318)	(69,900,431)	(26,944,733)	(537,821)
Net transfers (to) from the Company and/or Subaccounts	9,643,273	(8,647)	(1,386,142,507)	-	24,129,412	4,842,487	3,392,547

Increase (decrease) in net assets resulting from Contract transactions	(2,286,837)	(978,186)	(1,516,672,146)	(358)	(43,926,187)	(23,934,598)	2,811,825

Total increase (decrease) in net assets	15,568,899	305,592	(1,493,512,340)	(848)	(16,947,295)	(18,590,232)	2,822,087

NET ASSETS:
Beginning of period	82,439,874	6,389,831	1,752,409,029	6,048	606,615,702	235,467,480	2,183,135

End of period	$98,008,773	$6,695,423	$258,896,689	$5,200	$589,668,407	$216,877,248	$5,005,222

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Global Diversified Allocation Portfolio	PIMCO Income Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,425	$3,061,501	$2,433,360	$225,911	$97,128	$33,204	$(515,369)
Net realized gain (loss) on investments	(1,963)	(1,019,635)	(33,953)	(847,679)	(98,745)	(3,578)	3,754,486
Change in net unrealized appreciation (depreciation) on investments	20,059	2,497,718	964,217	1,252,528	576,668	21,973	19,341,622

Net increase (decrease) in net assets resulting from operations	34,521	4,539,584	3,363,624	630,760	575,051	51,599	22,580,739

CONTRACT TRANSACTIONS:
Contract owners' net payments	167,805	1,418,777	5,185,759	40,958	64,705	31,963	355,885
Contract maintenance charges	(3,939)	(1,746,062)	(1,005,549)	(270,460)	(89,168)	(2,709)	(1,791,007)
Contract owners' benefits	(103,639)	(14,400,196)	(8,832,798)	(2,063,587)	(783,601)	(56,745)	(15,402,051)
Net transfers (to) from the Company and/or Subaccounts	139,039	2,065,626	6,597,398	721,197	596,582	282,646	(2,251,527)

Increase (decrease) in net assets resulting from Contract transactions	199,266	(12,661,855)	1,944,810	(1,571,892)	(211,482)	255,155	(19,088,700)

Total increase (decrease) in net assets	233,787	(8,122,271)	5,308,434	(941,132)	363,569	306,754	3,492,039

NET ASSETS:
Beginning of period	185,630	126,468,578	69,195,395	20,469,753	4,890,874	613,370	137,804,806

End of period	$419,417	$118,346,307	$74,503,829	$19,528,621	$5,254,443	$920,124	$141,296,845

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Royce Capital Fund Micro Cap Portfolio, Service Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Moderate Allocation Portfolio	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Vanguard VIF Money Market Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(132,003)	$(3,717)	$76,633	$(268)	$(122,579)	$(40,517)	$79,741
Net realized gain (loss) on investments	(684,798)	89,144	21,193	14,273	123,792	245,440	22
Change in net unrealized appreciation (depreciation) on investments	1,794,721	145,476	445,161	1,973	5,022,854	19,279	-

Net increase (decrease) in net assets resulting from operations	977,920	230,903	542,987	15,978	5,024,067	224,202	79,763

CONTRACT TRANSACTIONS:
Contract owners' net payments	53,436	425,974	6,019,517	246,543	13,643,466	3,103,903	695,778
Contract maintenance charges	(157,551)	(5,183)	(52,259)	(323)	(172,889)	(46,916)	(3,912)
Contract owners' benefits	(1,618,017)	(5,942)	(85,726)	-	(490,340)	(119,269)	(152,123)
Net transfers (to) from the Company and/or Subaccounts	7,201,644	196,895	1,395,307	(5,060)	4,716,191	2,031,031	(839,101)

Increase (decrease) in net assets resulting from Contract transactions	5,479,512	611,744	7,276,839	241,160	17,696,428	4,968,749	(299,358)

Total increase (decrease) in net assets	6,457,432	842,647	7,819,826	257,138	22,720,495	5,192,951	(219,595)

NET ASSETS:
Beginning of period	8,004,242	503,131	350,720	-	5,117,300	2,399,662	1,869,930

End of period	$14,461,674	$1,345,778	$8,170,546	$257,138	$27,837,795	$7,592,613	$1,650,335

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF High Yield Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,364	$19,850	$17,811	$(656)	$11,122	$47,221	$8,823
Net realized gain (loss) on investments	34,853	63,823	5,191	17,198	32,818	(7,101)	33
Change in net unrealized appreciation (depreciation) on investments	73,037	335,617	34,216	431,213	68,428	73,776	11,529

Net increase (decrease) in net assets resulting from operations	123,254	419,290	57,218	447,755	112,368	113,896	20,385

CONTRACT TRANSACTIONS:
Contract owners' net payments	45,019	540,282	13,223	405,871	194,884	996,403	-
Contract maintenance charges	(5,638)	(1,502)	(4,865)	(5,133)	(1,722)	(4,235)	(1,305)
Contract owners' benefits	(5,328)	(54,753)	(31,017)	(72,955)	(51,303)	(59,438)	(1,456)
Net transfers (to) from the Company and/or Subaccounts	52,294	(55,085)	(8,999)	(141,795)	(12,082)	(95,799)	14,388

Increase (decrease) in net assets resulting from Contract transactions	86,347	428,942	(31,658)	185,988	129,777	836,931	11,627

Total increase (decrease) in net assets	209,601	848,232	25,560	633,743	242,145	950,827	32,012

NET ASSETS:
Beginning of period	808,005	1,361,777	753,476	936,138	700,897	1,700,553	172,533

End of period	$1,017,606	$2,210,009	$779,036	$1,569,881	$943,042	$2,651,380	$204,545

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Conservative Allocation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,746	$2,693	$1,380	$17,610	$11,092	$8,838	$20,240
Net realized gain (loss) on investments	691	26,107	8,507	120,049	18,025	19,748	33,991
Change in net unrealized appreciation (depreciation) on investments	87,620	48,010	39,642	381,516	119,732	20,199	105,119

Net increase (decrease) in net assets resulting from operations	119,057	76,810	49,529	519,175	148,849	48,785	159,350

CONTRACT TRANSACTIONS:
Contract owners' net payments	190,930	54,023	192,694	495,127	226,420	146,150	173,944
Contract maintenance charges	(3,239)	(2,436)	(1,353)	(9,284)	(2,407)	(916)	(2,189)
Contract owners' benefits	(15,191)	(40,694)	-	(48,219)	(21,493)	(30,499)	(41,377)
Net transfers (to) from the Company and/or Subaccounts	460,267	(80,581)	40,544	6,297	6,176	20,200	5,230

Increase (decrease) in net assets resulting from Contract transactions	632,767	(69,688)	231,885	443,921	208,696	134,935	135,608

Total increase (decrease) in net assets	751,824	7,122	281,414	963,096	357,545	183,720	294,958

NET ASSETS:
Beginning of period	1,578,995	249,278	67,241	1,873,142	834,101	330,955	1,198,324

End of period	$2,330,819	$256,400	$348,655	$2,836,238	$1,191,646	$514,675	$1,493,282

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Global Bond Index Portfolio	VanEck VIP Global Resources Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,222	$32,017	$3,525	$2,139
Net realized gain (loss) on investments	22,603	18,181	356	16,522
Change in net unrealized appreciation (depreciation) on investments	65,245	131,865	11,748	(31,492)

Net increase (decrease) in net assets resulting from operations	100,070	182,063	15,629	(12,831)

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,572	126,160	31,618	-
Contract maintenance charges	(4,577)	(5,244)	(488)	(10)
Contract owners' benefits	(1,464)	(82,057)	(933)	-
Net transfers (to) from the Company and/or Subaccounts	(1,172)	60,585	11,660	(19,179)

Increase (decrease) in net assets resulting from Contract transactions	3,359	99,444	41,857	(19,189)

Total increase (decrease) in net assets	103,429	281,507	57,486	(32,020)

NET ASSETS:
Beginning of period	660,053	1,150,771	214,578	235,724

End of period	$763,482	$1,432,278	$272,064	$203,704

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Relative Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$583	$(31,298)	$(1,460)	$(592)	$302	$839,694	$184,835
Net realized gain (loss) on investments	50,921	514,456	49,106	14,166	1	10,173,508	3,193,986
Change in net unrealized appreciation (depreciation) on investments	(80,548)	(1,265,759)	(95,183)	(47,500)	(2,702)	(24,889,228)	(9,126,300)

Net increase (decrease) in net assets resulting from operations	(29,044)	(782,601)	(47,537)	(33,926)	(2,399)	(13,876,026)	(5,747,479)

CONTRACT TRANSACTIONS:
Contract owners' net payments	429,839	5,718,267	231,150	353,082	60,000	4,801,806	1,536,941
Contract maintenance charges	(1,250)	(42,864)	(300)	(1,054)	(10)	(690,756)	(125,825)
Contract owners' benefits	(14,016)	(95,440)	(2,113)	(8,667)	-	(7,948,466)	(4,813,216)
Net transfers (to) from the Company and/or Subaccounts	211,916	1,802,969	8,170	(156,119)	13,240	(1,588,157)	1,231,564

Increase (decrease) in net assets resulting from Contract transactions	626,489	7,382,932	236,907	187,242	73,230	(5,425,573)	(2,170,536)

Total increase (decrease) in net assets	597,445	6,600,331	189,370	153,316	70,831	(19,301,599)	(7,918,015)

NET ASSETS:
Beginning of period	147,093	857,383	109,864	358,438	-	100,497,786	38,781,534

End of period	$744,538	$7,457,714	$299,234	$511,754	$70,831	$81,196,187	$30,863,519

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$143,659	$96,365	$99,316	$35,131	$(1,375)	$(132,467)	$(106,751)
Net realized gain (loss) on investments	(3,681)	27,692	1,371,284	659,047	5,177	10,173,091	1,628,618
Change in net unrealized appreciation (depreciation) on investments	(704,280)	(758,610)	(2,768,576)	(1,336,039)	(45,481)	(37,370,280)	(6,340,068)

Net increase (decrease) in net assets resulting from operations	(564,302)	(634,553)	(1,297,976)	(641,861)	(41,679)	(27,329,656)	(4,818,201)

CONTRACT TRANSACTIONS:
Contract owners' net payments	561,133	393,116	262,117	185,334	434,341	7,046,333	1,492,084
Contract maintenance charges	(29,948)	(43,652)	(24,999)	(4,703)	(1,441)	(1,164,601)	(111,182)
Contract owners' benefits	(127,205)	(893,943)	(234,272)	(284,285)	(525)	(5,387,275)	(1,273,610)
Net transfers (to) from the Company and/or Subaccounts	424,985	279,929	295,239	(68,375)	72,116	12,067,867	547,503

Increase (decrease) in net assets resulting from Contract transactions	828,965	(264,550)	298,085	(172,029)	504,491	12,562,324	654,795

Total increase (decrease) in net assets	264,663	(899,103)	(999,891)	(813,890)	462,812	(14,767,332)	(4,163,406)

NET ASSETS:
Beginning of period	6,985,112	7,376,781	7,142,617	3,790,731	-	105,372,611	18,614,386

End of period	$7,249,775	$6,477,678	$6,142,726	$2,976,841	$462,812	$90,605,279	$14,450,980

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS Growth Fund, Class 2	American Funds IS Growth Fund, Class 4	American Funds IS American High-Income Trust, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(50,755)	$(3,382)	$99,210	$1,910	$(222,070)	$(446,977)	$36,810
Net realized gain (loss) on investments	2,163,195	72,395	1,486,412	1,416,929	7,073,800	5,569,378	54
Change in net unrealized appreciation (depreciation) on investments	(4,447,626)	(153,023)	(4,210,770)	(4,856,400)	(25,234,154)	(24,998,021)	(56,298)

Net increase (decrease) in net assets resulting from operations	(2,335,186)	(84,010)	(2,625,148)	(3,437,561)	(18,382,424)	(19,875,620)	(19,434)

CONTRACT TRANSACTIONS:
Contract owners' net payments	870,258	202,500	3,689,013	990,209	10,324,967	2,268,395	401,620
Contract maintenance charges	(30,697)	(211)	(72,177)	(21,782)	(283,359)	(90,142)	(1,730)
Contract owners' benefits	(364,859)	(13,596)	(759,987)	(2,299,538)	(2,298,161)	(7,172,492)	-
Net transfers (to) from the Company and/or Subaccounts	1,107,180	4,873	1,955,082	1,049,237	6,685,088	(4,399,968)	129,359

Increase (decrease) in net assets resulting from Contract transactions	1,581,882	193,566	4,811,931	(281,874)	14,428,535	(9,394,207)	529,249

Total increase (decrease) in net assets	(753,304)	109,556	2,186,783	(3,719,435)	(3,953,889)	(29,269,827)	509,815

NET ASSETS:
Beginning of period	7,235,881	282,901	14,196,282	18,344,309	54,975,326	67,203,591	25,000

End of period	$6,482,577	$392,457	$16,383,065	$14,624,874	$51,021,437	$37,933,764	$534,815

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$91,434	$2,783	$22,631	$48,997	$336	$732,934	$142,467
Net realized gain (loss) on investments	1,280,019	48,798	180,249	789,372	27,705	229,341	20,238
Change in net unrealized appreciation (depreciation) on investments	(3,716,544)	(136,743)	(178,574)	(3,175,546)	(108,772)	(4,045,402)	(1,421,432)

Net increase (decrease) in net assets resulting from operations	(2,345,091)	(85,162)	24,306	(2,337,177)	(80,731)	(3,083,127)	(1,258,727)

CONTRACT TRANSACTIONS:
Contract owners' net payments	611,226	202,500	790,495	741,915	98,743	14,939,675	1,684,885
Contract maintenance charges	(40,231)	(258)	(1,871)	(42,156)	(278)	(192,768)	(52,753)
Contract owners' benefits	(387,227)	(7,262)	-	(480,283)	(50,566)	(1,167,677)	(509,432)
Net transfers (to) from the Company and/or Subaccounts	895,695	5,408	89,542	947,908	8,200	3,602,344	471,390

Increase (decrease) in net assets resulting from Contract transactions	1,079,463	200,388	878,166	1,167,384	56,099	17,181,574	1,594,090

Total increase (decrease) in net assets	(1,265,628)	115,226	902,472	(1,169,793)	(24,632)	14,098,447	335,363

NET ASSETS:
Beginning of period	10,507,932	419,633	10,108	9,953,932	361,907	18,659,846	8,142,758

End of period	$9,242,304	$534,859	$912,580	$8,784,139	$337,275	$32,758,293	$8,478,121

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104,026	$98,651	$432,426	$15,324	$43,153	$(49,724)	$2,118
Net realized gain (loss) on investments	(25,455)	(130,266)	8,643,004	667,628	(37,062)	90,969	4,402
Change in net unrealized appreciation (depreciation) on investments	(507,729)	(540,915)	(12,730,483)	(1,001,355)	(189,600)	(637,162)	(33,748)

Net increase (decrease) in net assets resulting from operations	(429,158)	(572,530)	(3,655,053)	(318,403)	(183,509)	(595,917)	(27,228)

CONTRACT TRANSACTIONS:
Contract owners' net payments	247,799	278,433	4,435,898	726,088	1,868,626	9,941,886	320,030
Contract maintenance charges	(17,036)	(34,343)	(194,320)	(19,678)	(8,256)	(81,206)	(823)
Contract owners' benefits	(239,840)	(272,238)	(1,866,505)	(148,152)	(72,095)	(85,177)	-
Net transfers (to) from the Company and/or Subaccounts	98,229	(425,033)	(451,516)	(495,500)	752,605	2,492,563	37,788

Increase (decrease) in net assets resulting from Contract transactions	89,152	(453,181)	1,923,557	62,758	2,540,880	12,268,066	356,995

Total increase (decrease) in net assets	(340,006)	(1,025,711)	(1,731,496)	(255,645)	2,357,371	11,672,149	329,767

NET ASSETS:
Beginning of period	3,644,079	5,067,778	39,892,796	3,296,869	629,119	862,025	75,000

End of period	$3,304,073	$4,042,067	$38,161,300	$3,041,224	$2,986,490	$12,534,174	$404,767

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,935)	$1,177	$(1,517)	$(302,552)	$(139,330)	$(16,412)	$2,896
Net realized gain (loss) on investments	129,145	15,885	8,904	7,390,091	319,358	(16,537)	2
Change in net unrealized appreciation (depreciation) on investments	(377,005)	(22,552)	(52,324)	(19,285,182)	(5,944,995)	(256,388)	(3,360)

Net increase (decrease) in net assets resulting from operations	(251,795)	(5,490)	(44,937)	(12,197,643)	(5,764,967)	(289,337)	(462)

CONTRACT TRANSACTIONS:
Contract owners' net payments	188	2,615	77,990	1,047,136	325,403	992,910	96,914
Contract maintenance charges	(476)	(802)	(531)	(272,773)	(114,015)	(14,818)	(249)
Contract owners' benefits	(245,776)	(19,139)	(599)	(2,991,912)	(1,078,818)	(5,756)	-
Net transfers (to) from the Company and/or Subaccounts	(18,472)	180,935	(16,092)	(27,643,667)	(2,039,250)	(566,697)	9,453

Increase (decrease) in net assets resulting from Contract transactions	(264,536)	163,609	60,768	(29,861,216)	(2,906,680)	405,639	106,118

Total increase (decrease) in net assets	(516,331)	158,119	15,831	(42,058,859)	(8,671,647)	116,302	105,656

NET ASSETS:
Beginning of period	1,595,034	44,800	130,980	66,543,438	20,778,021	1,552,048	-

End of period	$1,078,703	$202,919	$146,811	$24,484,579	$12,106,374	$1,668,350	$105,656

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,018	$(794)	$(2,578)	$48,807	$1,928	$11,014	$6,236
Net realized gain (loss) on investments	(1,828)	(1,009)	(1,896)	106,805	2,935	24	6,030
Change in net unrealized appreciation (depreciation) on investments	(122,256)	(4,186)	(13,169)	(345,496)	(10,140)	(59,850)	(65,474)

Net increase (decrease) in net assets resulting from operations	(109,066)	(5,989)	(17,643)	(189,884)	(5,277)	(48,812)	(53,208)

CONTRACT TRANSACTIONS:
Contract owners' net payments	412,893	154,137	352,170	4,446,990	-	200,802	187,870
Contract maintenance charges	(5,639)	(469)	(1,338)	(37,317)	(9)	(699)	(2,154)
Contract owners' benefits	(10,843)	(20,971)	(2,504)	(71,830)	-	(12,734)	-
Net transfers (to) from the Company and/or Subaccounts	246,262	114,936	182,141	1,337,384	88,519	(17,340)	(698)

Increase (decrease) in net assets resulting from Contract transactions	642,673	247,633	530,469	5,675,227	88,510	170,029	185,018

Total increase (decrease) in net assets	533,607	241,644	512,826	5,485,343	83,233	121,217	131,810

NET ASSETS:
Beginning of period	356,557	17,459	82,810	389,254	24,741	696,047	368,969

End of period	$890,164	$259,103	$595,636	$5,874,597	$107,974	$817,264	$500,779

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,298	$36,772	$7,663	$47,597	$13,105	$(1,411,382)	$32,303
Net realized gain (loss) on investments	12,085	10,833	(40)	28,037	95,188	37,161,087	253,705
Change in net unrealized appreciation (depreciation) on investments	(98,172)	(49,321)	(15,311)	(139,181)	(136,462)	(108,422,291)	(674,672)

Net increase (decrease) in net assets resulting from operations	(69,789)	(1,716)	(7,688)	(63,547)	(28,169)	(72,672,586)	(388,664)

CONTRACT TRANSACTIONS:
Contract owners' net payments	323,656	594,542	523,526	1,094,577	631,479	2,490,394	20,923
Contract maintenance charges	(648)	(1,276)	(2,210)	(1,948)	(1,731)	(1,456,136)	(45,878)
Contract owners' benefits	(10,304)	(12,602)	(13,156)	(42,429)	(17,225)	(16,944,964)	(693,560)
Net transfers (to) from the Company and/or Subaccounts	33,745	(6,597)	(45,237)	(88,431)	(11,173)	(123,824,628)	(206,836)

Increase (decrease) in net assets resulting from Contract transactions	346,449	574,067	462,923	961,769	601,350	(139,735,334)	(925,351)

Total increase (decrease) in net assets	276,660	572,351	455,235	898,222	573,181	(212,407,920)	(1,314,015)

NET ASSETS:
Beginning of period	395,249	443,507	444,697	1,471,857	702,542	356,344,074	6,467,528

End of period	$671,909	$1,015,858	$899,932	$2,370,079	$1,275,723	$143,936,154	$5,153,513

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,648	$23,545	$(20,503)	$284,997	$2,862,595	$(1,155,979)	$1,103
Net realized gain (loss) on investments	95,051	236,511	137,543	124,353,473	11,364,313	24,322,583	(2)
Change in net unrealized appreciation (depreciation) on investments	(317,393)	(713,428)	(1,039,159)	(269,192,918)	(55,745,620)	(62,154,405)	(3,016)

Net increase (decrease) in net assets resulting from operations	(212,694)	(453,372)	(922,119)	(144,554,448)	(41,518,712)	(38,987,801)	(1,915)

CONTRACT TRANSACTIONS:
Contract owners' net payments	997	802	1,732	10,282,043	11,879,134	2,410,863	9,694
Contract maintenance charges	(7,816)	(12,000)	(13,493)	(2,814,450)	(3,429,207)	(1,283,448)	(148)
Contract owners' benefits	(223,261)	(32,516)	(255,667)	(40,930,143)	(25,155,842)	(15,407,120)	-
Net transfers (to) from the Company and/or Subaccounts	8,949	8,262	(97,987)	(463,712,730)	6,941,908	(107,693,903)	67,985

Increase (decrease) in net assets resulting from Contract transactions	(221,131)	(35,452)	(365,415)	(497,175,280)	(9,764,007)	(121,973,608)	77,531

Total increase (decrease) in net assets	(433,825)	(488,824)	(1,287,534)	(641,729,728)	(51,282,719)	(160,961,409)	75,616

NET ASSETS:
Beginning of period	1,373,922	2,728,629	3,651,576	890,425,389	297,518,836	298,884,658	-

End of period	$940,097	$2,239,805	$2,364,042	$248,695,661	$246,236,117	$137,923,249	$75,616

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,270	$60,191	$4,064	$15,889	$461	$12,722	$(24)
Net realized gain (loss) on investments	(1,241)	128,899	369	(37,132)	824	37,987	(858)
Change in net unrealized appreciation (depreciation) on investments	(12,415)	(1,646,632)	(27,204)	301,551	(4,370)	(134,716)	-

Net increase (decrease) in net assets resulting from operations	(12,386)	(1,457,542)	(22,771)	280,308	(3,085)	(84,007)	(882)

CONTRACT TRANSACTIONS:
Contract owners' net payments	25,577	12,953,467	379,138	433,833	30,876	250,646	10,904
Contract maintenance charges	(1,031)	(116,246)	(1,192)	(599)	(112)	(5,273)	(16)
Contract owners' benefits	-	(291,379)	(16,001)	(18,583)	-	(12,878)	-
Net transfers (to) from the Company and/or Subaccounts	25,901	1,553,965	126,476	513,438	25,044	304,180	(10,006)

Increase (decrease) in net assets resulting from Contract transactions	50,447	14,099,807	488,421	928,089	55,808	536,675	882

Total increase (decrease) in net assets	38,061	12,642,265	465,650	1,208,397	52,723	452,668	-

NET ASSETS:
Beginning of period	77,269	4,440,851	17,461	293,586	-	561,805	-

End of period	$115,330	$17,083,116	$483,111	$1,501,983	$52,723	$1,014,473	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,595	$(3,786)	$3,305	$1,073	$(712)	$10,754	$687
Net realized gain (loss) on investments	1,428	12,759	2,612	460	1,340	(7,428)	1,960
Change in net unrealized appreciation (depreciation) on investments	17,226	(21,925)	(20,344)	(12,821)	(29,725)	(138,448)	(1,049)

Net increase (decrease) in net assets resulting from operations	22,249	(12,952)	(14,427)	(11,288)	(29,097)	(135,122)	1,598

CONTRACT TRANSACTIONS:
Contract owners' net payments	94,605	368,724	143,972	40,000	132,993	275,861	25,616
Contract maintenance charges	(101)	(1,639)	(711)	(823)	(482)	(2,612)	(99)
Contract owners' benefits	-	(12,951)	-	(637)	(18,925)	(664)	(1,235)
Net transfers (to) from the Company and/or Subaccounts	430,584	421,629	86,867	250	82,374	1,285,769	41,598

Increase (decrease) in net assets resulting from Contract transactions	525,088	775,763	230,128	38,790	195,960	1,558,354	65,880

Total increase (decrease) in net assets	547,337	762,811	215,701	27,502	166,863	1,423,232	67,478

NET ASSETS:
Beginning of period	-	196,819	-	61,576	-	-	-

End of period	$547,337	$959,630	$215,701	$89,078	$166,863	$1,423,232	$67,478

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,062	$(241,977)	$4,563,461	$(150,475)	$16,629	$2,067,218	$(911,564)
Net realized gain (loss) on investments	24,129	15,446,109	8,206,820	833,428	304,634	69,094,544	53,623,520
Change in net unrealized appreciation (depreciation) on investments	(32,052)	(31,126,431)	(23,647,979)	(3,270,345)	(557,948)	(114,873,856)	(101,290,611)

Net increase (decrease) in net assets resulting from operations	(4,861)	(15,922,299)	(10,877,698)	(2,587,392)	(236,685)	(43,712,094)	(48,578,655)

CONTRACT TRANSACTIONS:
Contract owners' net payments	522,238	3,432,129	2,011,823	1,723	42,871	2,157,634	9,046,783
Contract maintenance charges	(962)	(154,318)	(1,235,486)	(192,422)	(9,376)	(4,371,878)	(2,233,087)
Contract owners' benefits	(33,060)	(1,886,362)	(15,287,439)	(1,214,144)	(499,570)	(39,663,123)	(24,142,793)
Net transfers (to) from the Company and/or Subaccounts	86,119	(12,659,434)	(56,622,514)	(15,316,843)	(10,227)	(152,992,750)	(20,248,488)

Increase (decrease) in net assets resulting from Contract transactions	574,335	(11,267,985)	(71,133,616)	(16,721,686)	(476,302)	(194,870,117)	(37,577,585)

Total increase (decrease) in net assets	569,474	(27,190,284)	(82,011,314)	(19,309,078)	(712,987)	(238,582,211)	(86,156,240)

NET ASSETS:
Beginning of period	-	50,142,133	185,424,503	19,309,078	3,994,115	593,134,137	368,753,687

End of period	$569,474	$22,951,849	$103,413,189	$-	$3,281,128	$354,551,926	$282,597,447

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(68,387)	$(250,665)	$199,193	$4,993,854	$(89,625)	$387,558	$589,874
Net realized gain (loss) on investments	8,107,312	6,509,052	(16,356)	(5,535,266)	159,692	(441,276)	(33,075)
Change in net unrealized appreciation (depreciation) on investments	(12,984,817)	(18,234,913)	(954,415)	(42,521,374)	(1,563,595)	(3,107,640)	(5,648,954)

Net increase (decrease) in net assets resulting from operations	(4,945,892)	(11,976,526)	(771,578)	(43,062,786)	(1,493,528)	(3,161,358)	(5,092,155)

CONTRACT TRANSACTIONS:
Contract owners' net payments	908,286	675,729	451,103	2,178,127	139,327	145,072	180,057
Contract maintenance charges	(329,729)	(161,281)	(16,497)	(4,748,146)	(100,339)	(76,825)	(370,993)
Contract owners' benefits	(3,084,701)	(2,016,885)	(370,457)	(38,565,317)	(674,027)	(2,283,493)	(3,080,808)
Net transfers (to) from the Company and/or Subaccounts	(8,618,497)	(4,046,067)	(50,159)	(2,235,683)	877,191	378,830	(401,784)

Increase (decrease) in net assets resulting from Contract transactions	(11,124,641)	(5,548,504)	13,990	(43,371,019)	242,152	(1,836,416)	(3,673,528)

Total increase (decrease) in net assets	(16,070,533)	(17,525,030)	(757,588)	(86,433,805)	(1,251,376)	(4,997,774)	(8,765,683)

NET ASSETS:
Beginning of period	48,019,869	38,855,304	6,664,565	419,387,022	7,290,789	22,272,378	36,780,250

End of period	$31,949,336	$21,330,274	$5,906,977	$332,953,217	$6,039,413	$17,274,604	$28,014,567

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$51,193	$(17,567)	$(17,322)	$(592,372)	$(171,027)	$(76,856)	$(333,505)
Net realized gain (loss) on investments	2,921,912	7,806,106	763,965	15,597,231	(129,585)	(25,535)	4,112,287
Change in net unrealized appreciation (depreciation) on investments	(5,796,942)	(15,969,468)	(1,535,958)	(34,582,052)	(4,328,789)	(2,452,146)	(16,451,257)

Net increase (decrease) in net assets resulting from operations	(2,823,837)	(8,180,929)	(789,315)	(19,577,193)	(4,629,401)	(2,554,537)	(12,672,475)

CONTRACT TRANSACTIONS:
Contract owners' net payments	269,344	317,558	12,819	425,991	192,059	37,836	245,657
Contract maintenance charges	(47,144)	(1,129,444)	(7,797)	(917,465)	(33,431)	(144,123)	(40,758)
Contract owners' benefits	(3,642,762)	(8,987,775)	(374,970)	(8,362,752)	(2,174,033)	(1,050,130)	(2,859,493)
Net transfers (to) from the Company and/or Subaccounts	(753,046)	(9,599,528)	(411,214)	(47,323,236)	(23,769)	418,985	489,181

Increase (decrease) in net assets resulting from Contract transactions	(4,173,608)	(19,399,189)	(781,162)	(56,177,462)	(2,039,174)	(737,432)	(2,165,413)

Total increase (decrease) in net assets	(6,997,445)	(27,580,118)	(1,570,477)	(75,754,655)	(6,668,575)	(3,291,969)	(14,837,888)

NET ASSETS:
Beginning of period	38,615,526	107,944,579	7,163,131	144,009,354	23,602,945	12,807,277	39,127,156

End of period	$31,618,081	$80,364,461	$5,592,654	$68,254,699	$16,934,370	$9,515,308	$24,289,268

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Guggenheim Floating Rate Strategies, Series F	Guggenheim Global Managed Futures Strategy Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,025,842)	$(142,404)	$(4,640)	$130,367	$(463,664)	$55,470	$11,726
Net realized gain (loss) on investments	28,197,267	(377,173)	(3,043)	(277,135)	859,736	(31,369)	(5,885)
Change in net unrealized appreciation (depreciation) on investments	(74,021,860)	(5,937,553)	(169,827)	(4,829,571)	(15,168,524)	(117,165)	18,043

Net increase (decrease) in net assets resulting from operations	(46,850,435)	(6,457,130)	(177,510)	(4,976,339)	(14,772,452)	(93,064)	23,884

CONTRACT TRANSACTIONS:
Contract owners' net payments	976,269	141,846	1,009	632,374	477,157	37,833	6,541
Contract maintenance charges	(943,589)	(13,792)	(10,689)	(413,835)	(429,627)	(2,767)	(564)
Contract owners' benefits	(9,110,724)	(3,237,890)	(36,946)	(2,152,270)	(4,079,799)	(939,015)	(32,668)
Net transfers (to) from the Company and/or Subaccounts	(66,409,872)	(462,567)	(1,607)	736,385	(1,073,636)	742,069	189,977

Increase (decrease) in net assets resulting from Contract transactions	(75,487,916)	(3,572,403)	(48,233)	(1,197,346)	(5,105,905)	(161,880)	163,286

Total increase (decrease) in net assets	(122,338,351)	(10,029,533)	(225,743)	(6,173,685)	(19,878,357)	(254,944)	187,170

NET ASSETS:
Beginning of period	197,980,154	32,336,845	872,308	32,932,350	57,806,192	3,668,820	378,354

End of period	$75,641,803	$22,307,312	$646,565	$26,758,665	$37,927,835	$3,413,876	$565,524

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Guggenheim Long Short Equity Fund	Guggenheim Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(758)	$1,455	$(63,124)	$(28,867)	$(377,947)	$3,656,577	$(104,282)
Net realized gain (loss) on investments	1,439	7,843	1,406,892	745,744	17,045,871	1,658,304	2,579,024
Change in net unrealized appreciation (depreciation) on investments	(24,363)	(39,850)	(3,618,306)	(1,843,658)	(21,896,145)	(16,116,428)	(5,672,932)

Net increase (decrease) in net assets resulting from operations	(23,682)	(30,552)	(2,274,538)	(1,126,781)	(5,228,221)	(10,801,547)	(3,198,190)

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,753	15,699	25,006	5,482	837,101	76,455	27,073
Contract maintenance charges	(188)	(641)	(1,156)	(10,370)	(839,140)	(919,346)	(2,444)
Contract owners' benefits	(32,183)	(111,500)	(505,166)	(236,472)	(6,749,777)	(7,417,086)	(869,959)
Net transfers (to) from the Company and/or Subaccounts	12,122	33,545	16,149	137,357	(6,278,907)	2,752,079	(48,930)

Increase (decrease) in net assets resulting from Contract transactions	(14,496)	(62,897)	(465,167)	(104,003)	(13,030,723)	(5,507,898)	(894,260)

Total increase (decrease) in net assets	(38,178)	(93,449)	(2,739,705)	(1,230,784)	(18,258,944)	(16,309,445)	(4,092,450)

NET ASSETS:
Beginning of period	168,065	712,255	7,391,816	3,505,734	93,953,342	71,962,691	10,453,941

End of period	$129,887	$618,806	$4,652,111	$2,274,950	$75,694,398	$55,653,246	$6,361,491

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(276,032)	$88,171	$171,066	$69,812	$(48,855)	$(267,205)	$224,831
Net realized gain (loss) on investments	15,705,670	1,925,747	17,983,801	721,508	905,585	8,824,096	33,933,501
Change in net unrealized appreciation (depreciation) on investments	(30,461,859)	(2,083,339)	(22,012,161)	(1,432,491)	(2,376,783)	(20,080,143)	(52,130,350)

Net increase (decrease) in net assets resulting from operations	(15,032,221)	(69,421)	(3,857,294)	(641,171)	(1,520,053)	(11,523,252)	(17,972,018)

CONTRACT TRANSACTIONS:
Contract owners' net payments	240,045	203,516	1,814,726	9,308,485	30,097	399,014	1,867,191
Contract maintenance charges	(276,968)	(5,139)	(1,253,298)	(78,218)	(837)	(215,846)	(1,457,899)
Contract owners' benefits	(3,014,859)	(2,278,306)	(14,747,487)	(87,406)	(421,274)	(1,961,715)	(16,381,354)
Net transfers (to) from the Company and/or Subaccounts	(30,547,868)	(835,738)	(14,037,174)	2,317,171	121,643	(4,064,477)	(75,296,849)

Increase (decrease) in net assets resulting from Contract transactions	(33,599,650)	(2,915,667)	(28,223,233)	11,460,032	(270,371)	(5,843,024)	(91,268,911)

Total increase (decrease) in net assets	(48,631,871)	(2,985,088)	(32,080,527)	10,818,861	(1,790,424)	(17,366,276)	(109,240,929)

NET ASSETS:
Beginning of period	71,762,064	25,467,060	174,715,747	1,128,892	4,884,489	40,110,024	239,777,208

End of period	$23,130,193	$22,481,972	$142,635,220	$11,947,753	$3,094,065	$22,743,748	$130,536,279

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(89,676)	$(1,969,765)	$18,966	$(73,177)	$(2,596,036)	$1,049,982	$101,487
Net realized gain (loss) on investments	1,190,130	50,664,690	300,358	(169,577)	(4,169,129)	(1,438,425)	3,035,050
Change in net unrealized appreciation (depreciation) on investments	(4,336,118)	(130,494,090)	(3,146,530)	(547,735)	(28,256,269)	(16,423,753)	(5,128,253)

Net increase (decrease) in net assets resulting from operations	(3,235,664)	(81,799,165)	(2,827,206)	(790,489)	(35,021,434)	(16,812,196)	(1,991,716)

CONTRACT TRANSACTIONS:
Contract owners' net payments	15,934	1,526,001	138,375	93,079	1,144,686	1,139,462	75,648
Contract maintenance charges	(1,382)	(1,735,640)	(32,464)	(1,912)	(3,156,110)	(1,854,978)	(5,092)
Contract owners' benefits	(546,084)	(18,100,991)	(681,465)	(647,376)	(26,404,556)	(11,490,337)	(2,174,453)
Net transfers (to) from the Company and/or Subaccounts	(17,005)	(53,461,940)	(9,127,336)	(166,378)	6,229,185	1,086,960	(453,220)

Increase (decrease) in net assets resulting from Contract transactions	(548,537)	(71,772,570)	(9,702,890)	(722,587)	(22,186,795)	(11,118,893)	(2,557,117)

Total increase (decrease) in net assets	(3,784,201)	(153,571,735)	(12,530,096)	(1,513,076)	(57,208,229)	(27,931,089)	(4,548,833)

NET ASSETS:
Beginning of period	10,149,732	315,559,873	15,180,268	6,476,361	280,435,742	150,617,253	29,153,688

End of period	$6,365,531	$161,988,138	$2,650,172	$4,963,285	$223,227,513	$122,686,164	$24,604,855

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(662,856)	$125,869	$10,994	$137,285	$(1,288)	$(107,161)	$6,837,357
Net realized gain (loss) on investments	91,594,961	2,486,890	2,761,883	36,739,484	74,505	2,841,282	-
Change in net unrealized appreciation (depreciation) on investments	(138,914,882)	(9,667,366)	(4,650,763)	(61,879,772)	(105,902)	(6,236,393)	-

Net increase (decrease) in net assets resulting from operations	(47,982,777)	(7,054,607)	(1,877,886)	(25,003,003)	(32,685)	(3,502,272)	6,837,357

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,085,263	331,299	94,330	402,522	435,073	339,228	4,770,471
Contract maintenance charges	(4,157,942)	(109,875)	(1,964)	(1,267,179)	(1,574)	(41,507)	(23,919,471)
Contract owners' benefits	(39,761,307)	(3,433,048)	(853,981)	(6,743,134)	(6,063)	(1,337,827)	(253,373,762)
Net transfers (to) from the Company and/or Subaccounts	(183,609,915)	(5,062,805)	(81,820)	(13,896,021)	176,115	(2,700,172)	1,596,373,677

Increase (decrease) in net assets resulting from Contract transactions	(225,443,901)	(8,274,429)	(843,435)	(21,503,812)	603,551	(3,740,278)	1,323,850,915

Total increase (decrease) in net assets	(273,426,678)	(15,329,036)	(2,721,321)	(46,506,815)	570,866	(7,242,550)	1,330,688,272

NET ASSETS:
Beginning of period	604,214,161	42,581,982	9,111,152	128,946,689	96,204	18,389,815	421,720,757

End of period	$330,787,483	$27,252,946	$6,389,831	$82,439,874	$667,070	$11,147,265	$1,752,409,029

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson Forty Fund, Class S	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Growth and Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,689	$(97)	$(86)	$176	$16,988,273	$(90,734)	$112,118
Net realized gain (loss) on investments	344	(290)	(218)	(584)	(3,703,366)	14,752,762	5,019,560
Change in net unrealized appreciation (depreciation) on investments	(5,269)	(1,172)	(1,036)	2,114	(92,847,351)	(34,428,457)	(12,483,878)

Net increase (decrease) in net assets resulting from operations	(3,236)	(1,559)	(1,340)	1,706	(79,562,444)	(19,766,429)	(7,352,200)

CONTRACT TRANSACTIONS:
Contract owners' net payments	341,670	39,790	39,790	37,290	14,617,244	1,550,296	381,730
Contract maintenance charges	(906)	(195)	(111)	(114)	(6,608,247)	(1,080,503)	(337,003)
Contract owners' benefits	(5,517)	-	-	-	(50,679,484)	(7,976,012)	(5,867,902)
Net transfers (to) from the Company and/or Subaccounts	432,715	24,852	(3,062)	(2,822)	17,039,897	(15,248,314)	(2,452,511)

Increase (decrease) in net assets resulting from Contract transactions	767,962	64,447	36,617	34,354	(25,630,590)	(22,754,533)	(8,275,686)

Total increase (decrease) in net assets	764,726	62,888	35,277	36,060	(105,193,034)	(42,520,962)	(15,627,886)

NET ASSETS:
Beginning of period	-	-	-	-	583,808,652	135,244,191	72,038,915

End of period	$764,726	$62,888	$35,277	$36,060	$478,615,618	$92,723,229	$56,411,029

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS Investors Trust Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(272,288)	$(86,237)	$(216,020)	$49,975	$(77,095)	$(423,587)	$(39,605)
Net realized gain (loss) on investments	2,377,293	3,265,721	23,867,953	(25)	597,993	5,121,017	1,170,280
Change in net unrealized appreciation (depreciation) on investments	(16,198,515)	(9,947,735)	(47,804,785)	(110,552)	(2,993,560)	(22,394,727)	(2,369,658)

Net increase (decrease) in net assets resulting from operations	(14,093,510)	(6,768,251)	(24,152,852)	(60,602)	(2,472,662)	(17,697,297)	(1,238,983)

CONTRACT TRANSACTIONS:
Contract owners' net payments	517,359	303,739	584,049	1,125,150	74,132	183,495	32,400
Contract maintenance charges	(220,726)	(251,233)	(1,226,555)	(6,028)	(1,983)	(278,779)	(1,543)
Contract owners' benefits	(2,853,243)	(4,239,180)	(11,856,036)	(61,284)	(524,798)	(4,079,123)	(917,606)
Net transfers (to) from the Company and/or Subaccounts	(8,702,079)	(5,544,903)	(78,211,444)	947,204	(47,700)	4,189,393	(181,794)

Increase (decrease) in net assets resulting from Contract transactions	(11,258,689)	(9,731,577)	(90,709,986)	2,005,042	(500,349)	14,986	(1,068,543)

Total increase (decrease) in net assets	(25,352,199)	(16,499,828)	(114,862,838)	1,944,440	(2,973,011)	(17,682,311)	(2,307,526)

NET ASSETS:
Beginning of period	50,134,427	57,775,006	198,616,840	234,747	7,795,621	54,781,600	7,448,381

End of period	$24,782,228	$41,275,178	$83,754,002	$2,179,187	$4,822,610	$37,099,289	$5,140,855

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Investors Trust Series, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(334,735)	$(30,749)	$(536,820)	$(42,159)	$(27,446)	$74,227	$199,529
Net realized gain (loss) on investments	8,068,804	599,146	17,898,748	759,891	525,870	1,669,885	4,457,063
Change in net unrealized appreciation (depreciation) on investments	(17,377,791)	(1,484,544)	(36,069,326)	(1,815,829)	(1,210,524)	(3,776,190)	(10,219,356)

Net increase (decrease) in net assets resulting from operations	(9,643,722)	(916,147)	(18,707,398)	(1,098,097)	(712,100)	(2,032,078)	(5,562,764)

CONTRACT TRANSACTIONS:
Contract owners' net payments	390,580	19,715	189,252	26,095	22,104	188,004	413,410
Contract maintenance charges	(396,437)	(672)	(540,077)	(1,811)	(22,047)	(4,019)	(297,980)
Contract owners' benefits	(5,283,691)	(303,906)	(4,873,788)	(763,886)	(352,517)	(2,153,627)	(5,116,064)
Net transfers (to) from the Company and/or Subaccounts	(588,391)	16,447	11,196,323	(54,835)	(33,146)	(54,275)	(1,181,064)

Increase (decrease) in net assets resulting from Contract transactions	(5,877,939)	(268,416)	5,971,710	(794,437)	(385,606)	(2,023,917)	(6,181,698)

Total increase (decrease) in net assets	(15,521,661)	(1,184,563)	(12,735,688)	(1,892,534)	(1,097,706)	(4,055,995)	(11,744,462)

NET ASSETS:
Beginning of period	56,861,490	3,042,890	57,785,089	6,260,408	4,109,096	19,284,805	53,044,783

End of period	$41,339,829	$1,858,327	$45,049,401	$4,367,874	$3,011,390	$15,228,810	$41,300,321

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Total Return Bond Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,098	$218,451	$7,766	$(70,607)	$(21,113)	$(284,967)	$4,850,404
Net realized gain (loss) on investments	122,799	2,085,967	13,024	1,016,186	205,067	4,480,174	1,456,312
Change in net unrealized appreciation (depreciation) on investments	(156,224)	(2,494,066)	(83,635)	(6,446,537)	(617,402)	(12,069,069)	(63,693,576)

Net increase (decrease) in net assets resulting from operations	(11,327)	(189,648)	(62,845)	(5,500,958)	(433,448)	(7,873,862)	(57,386,860)

CONTRACT TRANSACTIONS:
Contract owners' net payments	23,099	45,150	10,422	143,908	19,117	131,369	1,667,428
Contract maintenance charges	(449)	(211,942)	(524)	(26,982)	(488)	(399,683)	(3,956,677)
Contract owners' benefits	(165,245)	(2,499,802)	(33,263)	(2,441,899)	(214,894)	(3,145,147)	(35,108,933)
Net transfers (to) from the Company and/or Subaccounts	30,842	(2,526,456)	25,536	1,485,007	9,767	182,387	7,495,813

Increase (decrease) in net assets resulting from Contract transactions	(111,753)	(5,193,050)	2,171	(839,966)	(186,498)	(3,231,074)	(29,902,369)

Total increase (decrease) in net assets	(123,080)	(5,382,698)	(60,674)	(6,340,924)	(619,946)	(11,104,936)	(87,289,229)

NET ASSETS:
Beginning of period	1,884,129	25,020,944	298,999	22,849,387	2,148,266	40,450,662	391,162,690

End of period	$1,761,049	$19,638,246	$238,325	$16,508,463	$1,528,320	$29,345,726	$303,873,461

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Value Series, Service Class	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Morgan Stanley VIF Global Strategist Portfolio	PIMCO Income Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$98,955	$(37)	$172,668	$(30)	$12,983	$180,161	$108
Net realized gain (loss) on investments	18,811,480	(1)	325,295	0	(2,031)	520,402	0
Change in net unrealized appreciation (depreciation) on investments	(33,122,450)	(686)	(2,366,274)	232	(48,773)	(1,231,955)	(153)

Net increase (decrease) in net assets resulting from operations	(14,212,015)	(724)	(1,868,311)	201	(37,821)	(531,392)	(45)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,069,097	40,000	28,266	-	348,345	19,261	6,099
Contract maintenance charges	(1,498,230)	-	(74,620)	(10)	(1,486)	(24,629)	(5)
Contract owners' benefits	(17,492,978)	-	(605,642)	-	(18,466)	(537,511)	-
Net transfers (to) from the Company and/or Subaccounts	(13,861,506)	1	141,168	16,932	(38,984)	(4,268,692)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(31,783,617)	40,001	(510,828)	16,922	289,409	(4,811,571)	6,093

Total increase (decrease) in net assets	(45,995,632)	39,277	(2,379,139)	17,123	251,588	(5,342,963)	6,048

NET ASSETS:
Beginning of period	196,056,662	-	7,401,650	-	361,782	7,526,098	-

End of period	$150,061,030	$39,277	$5,022,511	$17,123	$613,370	$2,183,135	$6,048

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$177,075	$4,936	$197,421	$750,544	$15,232,577	$308,170	$9,515,727
Net realized gain (loss) on investments	1,689,408	(10,871)	(340,634)	(869,305)	(1,524,732)	(13,996)	(6,990,864)
Change in net unrealized appreciation (depreciation) on investments	(3,014,321)	(13,666)	(8,604,424)	(9,750,003)	(50,767,174)	(1,146,043)	(117,663,867)

Net increase (decrease) in net assets resulting from operations	(1,147,838)	(19,601)	(8,747,637)	(9,868,764)	(37,059,329)	(851,869)	(115,139,004)

CONTRACT TRANSACTIONS:
Contract owners' net payments	980	139,479	324,302	1,464,919	1,530,372	9,355,037	7,274,457
Contract maintenance charges	(78,134)	(605)	(303,151)	(1,897,512)	(3,547,908)	(832,208)	(8,615,856)
Contract owners' benefits	(891,487)	(729)	(2,216,918)	(11,910,423)	(26,376,977)	(7,679,897)	(65,795,509)
Net transfers (to) from the Company and/or Subaccounts	377,265	(59,438)	1,220,412	1,261,239	303,890	2,759,605	21,777,070

Increase (decrease) in net assets resulting from Contract transactions	(591,376)	78,707	(975,355)	(11,081,777)	(28,090,623)	3,602,537	(45,359,838)

Total increase (decrease) in net assets	(1,739,214)	59,106	(9,722,992)	(20,950,541)	(65,149,952)	2,750,668	(160,498,842)

NET ASSETS:
Beginning of period	6,630,088	126,524	30,192,745	147,419,119	300,617,432	66,444,727	767,114,544

End of period	$4,890,874	$185,630	$20,469,753	$126,468,578	$235,467,480	$69,195,395	$606,615,702

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	Rydex Commodities Strategy	Rydex Inverse Government Long Bond Strategy

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,292	$30,151	$1,366,903	$(107,079)	$(966,403)	$348	$(82)
Net realized gain (loss) on investments	1,101,048	573,994	5,629,846	5,076,173	11,247,014	2,148	668
Change in net unrealized appreciation (depreciation) on investments	(9,292,658)	(13,405,506)	(112,430,282)	(8,438,607)	(32,845,132)	245	2,550

Net increase (decrease) in net assets resulting from operations	(8,176,318)	(12,801,361)	(105,433,533)	(3,469,513)	(22,564,521)	2,741	3,136

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,894,277	281,647	143,223,518	61,835	535,048	-	-
Contract maintenance charges	(594,754)	(208,052)	(10,028,365)	(93,225)	(1,081,129)	(8)	(4)
Contract owners' benefits	(5,799,364)	(7,595,604)	(23,659,748)	(1,341,732)	(10,025,272)	(25)	-
Net transfers (to) from the Company and/or Subaccounts	4,201,250	3,697,283	56,433,799	(6,920,215)	(13,132,712)	(2,843)	(2,660)

Increase (decrease) in net assets resulting from Contract transactions	1,701,409	(3,824,726)	165,969,204	(8,293,337)	(23,704,065)	(2,876)	(2,664)

Total increase (decrease) in net assets	(6,474,909)	(16,626,087)	60,535,671	(11,762,850)	(46,268,586)	(135)	472

NET ASSETS:
Beginning of period	46,053,912	64,735,767	524,871,522	19,767,092	184,073,392	9,630	7,571

End of period	$39,579,003	$48,109,680	$585,407,193	$8,004,242	$137,804,806	$9,495	$8,043

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,928)	$(37,229)	$(15,065)	$2,624	$43,928	$1,233,429	$(2,377,352)
Net realized gain (loss) on investments	31,790	150,696	(25,724)	6,867	167,655	(319,184)	(4,778,535)
Change in net unrealized appreciation (depreciation) on investments	(91,197)	(1,729,462)	(71,380)	(22,289)	(899,012)	(7,067,113)	(6,851,071)

Net increase (decrease) in net assets resulting from operations	(62,335)	(1,615,995)	(112,169)	(12,798)	(687,429)	(6,152,868)	(14,006,958)

CONTRACT TRANSACTIONS:
Contract owners' net payments	366,182	3,374,085	1,179,650	284,318	304,454	290,148	1,015,346
Contract maintenance charges	(1,767)	(22,032)	(10,484)	(737)	(6,555)	(687,147)	(2,852,257)
Contract owners' benefits	(9,965)	(172,120)	(58,283)	(433)	(355,914)	(6,502,130)	(23,285,670)
Net transfers (to) from the Company and/or Subaccounts	111,016	823,454	383,492	80,370	285,737	9,869,924	(5,375,929)

Increase (decrease) in net assets resulting from Contract transactions	465,466	4,003,387	1,494,375	363,518	227,722	2,970,795	(30,498,510)

Total increase (decrease) in net assets	403,131	2,387,392	1,382,206	350,720	(459,707)	(3,182,073)	(44,505,468)

NET ASSETS:
Beginning of period	100,000	2,729,908	1,017,456	-	2,856,931	71,082,595	245,408,411

End of period	$503,131	$5,117,300	$2,399,662	$350,720	$2,397,224	$67,900,522	$200,902,943

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(721,919)	$(337)	$11,706	$1,507	$4,884	$(14)	$15,539
Net realized gain (loss) on investments	(638,282)	12,968	69,449	24,879	13,207	7,987	74,621
Change in net unrealized appreciation (depreciation) on investments	(9,868,431)	5,328	(203,930)	(68,025)	(130,644)	(14,453)	(96,241)

Net increase (decrease) in net assets resulting from operations	(11,228,632)	17,959	(122,775)	(41,639)	(112,553)	(6,480)	(6,081)

CONTRACT TRANSACTIONS:
Contract owners' net payments	483,684	-	113,534	134,279	970,005	56,443	141,704
Contract maintenance charges	(765,094)	(11)	(4,527)	(2,124)	(1,582)	(228)	(3,337)
Contract owners' benefits	(7,885,109)	-	(5,783)	-	(1,451)	-	(1,811)
Net transfers (to) from the Company and/or Subaccounts	2,615,720	(32,598)	(4,320)	(60,294)	625	(62,807)	(22,831)

Increase (decrease) in net assets resulting from Contract transactions	(5,550,799)	(32,609)	98,904	71,861	967,597	(6,592)	113,725

Total increase (decrease) in net assets	(16,779,431)	(14,650)	(23,871)	30,222	855,044	(13,072)	107,644

NET ASSETS:
Beginning of period	91,729,616	250,374	831,876	219,056	343,280	80,313	645,832

End of period	$74,950,185	$235,724	$808,005	$249,278	$1,198,324	$67,241	$753,476

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,926	$3,139	$(2,562)	$6,798	$4,394	$6,002	$12,659
Net realized gain (loss) on investments	37,412	638	255,374	1,232	90,818	82,514	26,993
Change in net unrealized appreciation (depreciation) on investments	(221,229)	(22,199)	(590,806)	(21,020)	(278,416)	(255,628)	(159,834)

Net increase (decrease) in net assets resulting from operations	(175,891)	(18,422)	(337,994)	(12,990)	(183,204)	(167,112)	(120,182)

CONTRACT TRANSACTIONS:
Contract owners' net payments	645,636	97,840	393,279	32,160	225,552	236,683	116,645
Contract maintenance charges	(943)	(247)	(2,463)	(1,016)	(845)	(1,722)	(2,956)
Contract owners' benefits	(29,418)	(959)	(12,697)	(1,479)	(10,190)	(11,345)	(1,454)
Net transfers (to) from the Company and/or Subaccounts	(21,982)	(11,755)	128,380	16,717	121,678	(27,196)	3,870

Increase (decrease) in net assets resulting from Contract transactions	593,293	84,879	506,499	46,382	336,195	196,420	116,105

Total increase (decrease) in net assets	417,402	66,457	168,505	33,392	152,991	29,308	(4,077)

NET ASSETS:
Beginning of period	944,375	148,121	767,633	139,141	547,906	804,793	664,130

End of period	$1,361,777	$214,578	$936,138	$172,533	$700,897	$834,101	$660,053

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,684	$4,411	$17,379	$18,257	$16,375	$10,951	$32,064
Net realized gain (loss) on investments	27	11,925	9,422	7,769	19,001	81,531	(6,872)
Change in net unrealized appreciation (depreciation) on investments	-	(107,527)	(109,782)	(198,516)	(113,043)	(366,882)	(560,816)

Net increase (decrease) in net assets resulting from operations	19,711	(91,191)	(82,981)	(172,490)	(77,667)	(274,400)	(535,624)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,602,272	104,683	409,529	784,171	674,703	1,028,199	2,022,950
Contract maintenance charges	(3,960)	(495)	(1,959)	(3,244)	(1,627)	(4,449)	(35,464)
Contract owners' benefits	(114,050)	(6,989)	(107,071)	(38,746)	(302)	(44,831)	(253,076)
Net transfers (to) from the Company and/or Subaccounts	41,299	37,729	(68,190)	(4,989)	9,749	(10,101)	(15,175)

Increase (decrease) in net assets resulting from Contract transactions	1,525,561	134,928	232,309	737,192	682,523	968,818	1,719,235

Total increase (decrease) in net assets	1,545,272	43,737	149,328	564,702	604,856	694,418	1,183,611

NET ASSETS:
Beginning of period	324,658	287,218	1,429,667	1,135,851	545,915	1,178,724	2,287,279

End of period	$1,869,930	$330,955	$1,578,995	$1,700,553	$1,150,771	$1,873,142	$3,470,890

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.          ORGANIZATION

The Protective Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on March 14, 1994, and exists in accordance with the regulations of the Tennessee Department of Commerce and Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Dimensions II	Protective Investors Benefit Advisory
Dimensions III	Protective Investors Series
Dimensions IV	Protective Investors Series ADV
Dimensions V	Protective Rewards
Elements Access	Protective Rewards II
Elements Classic	Protective Rewards Elite
Elements Plus	Protective Values
Mileage Credit	Protective Values Access
Protective Access	Protective Values Advantage
Protective Access XL	Protective Variable Annuity
Protective Advantage	Protective Variable Annuity (2012) B, C, L Series
Protective Aspirations	Protective Variable Annuity II
Protective Dimensions	Protective Variable Annuity II B Series

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 229 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class B
AB VPS Large Cap Growth Portfolio, Class B
AB VPS Relative Value Portfolio, Class B
AB VPS Small Cap Growth Portfolio, Class B
American Century Investments VP Balanced Fund, Class I (a)
American Century Investments VP International Fund, Class I (a)
American Century Investments VP Ultra Fund, Class I
American Funds IS American High-Income Trust, Class 2
American Funds IS American High-Income Trust, Class 4 (a)
American Funds IS Asset Allocation Fund, Class 2
American Funds IS Asset Allocation Fund, Class 4
American Funds IS Capital Income Builder, Class 2
American Funds IS Capital Income Builder, Class 4
American Funds IS Capital World Bond Fund, Class 2 (a)
American Funds IS Capital World Bond Fund, Class 4 (a)
American Funds IS Capital World Growth and Income Fund, Class 2
American Funds IS Capital World Growth and Income Fund, Class 4
American Funds IS Global Growth Fund, Class 2
American Funds IS Global Growth Fund, Class 4
American Funds IS Global Small Capitalization Fund, Class 2
American Funds IS Global Small Capitalization Fund, Class 4
American Funds IS Growth Fund, Class 2
American Funds IS Growth Fund, Class 4
American Funds IS Growth-Income Fund, Class 2
American Funds IS Growth-Income Fund, Class 4
American Funds IS International Fund, Class 2
American Funds IS International Fund, Class 4
American Funds IS International Growth and Income Fund, Class 2
American Funds IS International Growth and Income Fund, Class 4 (a)
American Funds IS New World Fund, Class 2
American Funds IS New World Fund, Class 4
American Funds IS The Bond Fund of America, Class 2
American Funds IS The Bond Fund of America, Class 4
American Funds IS U.S. Government Securities Fund, Class 2
American Funds IS U.S. Government Securities Fund, Class 4
American Funds IS Washington Mutual Investors Fund, Class 2
American Funds IS Washington Mutual Investors Fund, Class 4
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
BlackRock Advantage SMID Cap V.I. Fund, Class III (a)
BlackRock Global Allocation V.I. Fund, Class III
BlackRock International V.I. Fund, Class I
Calvert VP SRI Balanced Portfolio

ClearBridge Variable Dividend Strategy Portfolio, Class II
ClearBridge Variable Large Cap Growth Portfolio, Class II
ClearBridge Variable Mid Cap Portfolio, Class II
ClearBridge Variable Small Cap Growth Portfolio, Class II
Columbia VP Balanced Fund, Class 2
Columbia VP Emerging Markets Bond Fund, Class 2 (a)
Columbia VP Intermediate Bond Fund, Class 2
Columbia VP Limited Duration Credit Fund, Class 2
Columbia VP Select Mid Cap Value Fund, Class 2
Columbia VP Seligman Global Technology Fund, Class 2 (a)
Columbia VP Strategic Income Fund, Class 2
Dimensional VA Equity Allocation Portfolio, Institutional
Dimensional VA Global Bond Portfolio
Dimensional VA Global Moderate Allocation Portfolio, Institutional
Dimensional VA International Small Portfolio
Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA US Large Value Portfolio
Dimensional VA US Targeted Value Portfolio
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2 (a)
Fidelity VIP Asset Manager Portfolio, Service Class 2
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Bond Index Portfolio
Fidelity VIP Contrafund Portfolio, Service Class 2
Fidelity VIP Energy Portfolio, Service Class 2
Fidelity VIP Equity-Income Portfolio, Service Class 2
Fidelity VIP Extended Market Index Portfolio, Service Class 2 (a)
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
Fidelity VIP FundsManager 60% Portfolio, Service Class 2 (a)
Fidelity VIP FundsManager 85% Portfolio, Service Class 2 (a)
Fidelity VIP Growth & Income Portfolio, Service Class 2 (a)
Fidelity VIP Growth Portfolio, Service Class 2
Fidelity VIP Health Care Portfolio, Service Class 2
Fidelity VIP High Income Portfolio, Service Class 2 (a)
Fidelity VIP Index 500 Portfolio, Service Class 2
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2 (a)
Fidelity VIP International Index Portfolio, Service Class 2
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
Fidelity VIP Mid Cap Portfolio, Service Class 2
Fidelity VIP Strategic Income Portfolio, Service Class 2 (a)
Fidelity VIP Target Volatility Portfolio, Service Class 2
Fidelity VIP Technology Portfolio, Initial Class (a)

Fidelity VIP Total Market Index Portfolio (a)
Fidelity VIP Utilities Portfolio, Initial Class (a)
Fidelity VIP Value Strategies Portfolio, Service Class 2 (a)
Franklin DynaTech VIP Fund
Franklin Income VIP Fund, Class 2
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2 (a)
Franklin Mutual Global Discovery VIP Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 2
Franklin Rising Dividends VIP Fund, Class 2
Franklin Small Cap Value VIP Fund, Class 2
Franklin Small-Mid Cap Growth VIP Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2
Franklin U.S. Government Securities VIP Fund, Class 2
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
Goldman Sachs VIT International Equity Insights Fund, Service Shares
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
Goldman Sachs VIT Large Cap Value Fund, Service Shares
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares (a)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
Goldman Sachs VIT Strategic Growth Fund, Service Shares
Goldman Sachs VIT Trend Driven Allocation, Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
Guggenheim Floating Rate Strategies, Series F
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Long Short Equity Fund
Guggenheim Multi-Hedge Strategies Fund
Invesco V.I. American Franchise Fund, Series I
Invesco V.I. American Franchise Fund, Series II
Invesco V.I. American Value Fund, Series II
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
Invesco V.I. Capital Appreciation Fund, Series I
Invesco V.I. Capital Appreciation Fund, Series II
Invesco V.I. Comstock Fund, Series I
Invesco V.I. Comstock Fund, Series II
Invesco V.I. Conservative Balanced Fund, Series II
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II (a)
Invesco V.I. Global Fund, Series I
Invesco V.I. Global Fund, Series II
Invesco V.I. Global Real Estate Fund, Series II
Invesco V.I. Global Strategic Income Fund
Invesco V.I. Global Strategic Income Fund, Series II
Invesco V.I. Government Securities Fund, Series II
Invesco V.I. Growth and Income Fund, Series I
Invesco V.I. Growth and Income Fund, Series II
Invesco V.I. Main Street Fund, Series I
Invesco V.I. Main Street Fund, Series II (a)
Invesco V.I. Main Street Mid Cap Fund, Series II
Invesco V.I. Main Street Small Cap Fund, Series II
Invesco V.I. Small Cap Equity Fund, Series II
Invesco V.I. U.S. Government Money Portfolio, Series I
Janus Henderson Forty Fund, Class S (a)
Janus Henderson Global Sustainable Equity Fund (a)
Janus Henderson Overseas Fund, Class S (a)
Janus Henderson VIT Balanced Portfolio, Service Shares (a)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares (a)
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Fundamental Equity Portfolio
Lord Abbett Series Fund Growth and Income Portfolio
Lord Abbett Series Fund Growth Opportunities Portfolio
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
Lord Abbett Series Fund Mid Cap Stock Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS Core Equity Portfolio, Service Class (a)
MFS Emerging Markets Equity Portfolio, Service Class
MFS Global Real Estate Portfolio, Service Class (a)
MFS Growth Series, Initial Class
MFS Growth Series, Service Class
MFS International Growth Portfolio, Service Class (a)
MFS International Intrinsic Value Portfolio, Service Class
MFS Investors Trust Series, Initial Class
MFS Investors Trust Series, Service Class
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
MFS Mid Cap Growth Series, Service Class (a)
MFS Mid Cap Value Portfolio, Service Class (a)
MFS New Discovery Series, Initial Class
MFS New Discovery Series, Service Class
MFS Research Series, Initial Class
MFS Research Series, Service Class

MFS Total Return Bond Series, Service Class
MFS Total Return Series, Initial Class
MFS Total Return Series, Service Class
MFS Utilities Series, Initial Class
MFS Utilities Series, Service Class
MFS Value Series, Service Class
Morgan Stanley VIF Core Plus Fixed Income Portfolio (a)
Morgan Stanley VIF Global Real Estate Portfolio, Class II
Morgan Stanley VIF Global Strategist Portfolio (a)
PIMCO All Asset Portfolio
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class (a)
PIMCO Global Diversified Allocation Portfolio
PIMCO High Yield Portfolio, Advisor Class
PIMCO Income Portfolio
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
PIMCO Low Duration Portfolio, Advisor Class
PIMCO Real Return Portfolio, Advisor Class
PIMCO Short-Term Portfolio, Advisor Class
PIMCO Total Return Portfolio, Advisor Class
Protective Life Dynamic Allocation Series Conservative Portfolio
Protective Life Dynamic Allocation Series Growth Portfolio
Protective Life Dynamic Allocation Series Moderate Portfolio
Royce Capital Fund Micro Cap Portfolio, Service Class
Royce Capital Fund Small Cap Portfolio, Service Class
Rydex Commodities Strategy
Rydex Inverse Government Long Bond Strategy
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth Portfolio, Class II
T. Rowe Price Health Sciences Portfolio, Class II
T. Rowe Price Mid-Cap Growth Portfolio, Class II (a)
T. Rowe Price Moderate Allocation Portfolio (a)
Templeton Developing Markets VIP Fund, Class 2
Templeton Foreign VIP Fund, Class 2
Templeton Global Bond VIP Fund, Class 2
Templeton Growth VIP Fund, Class 2
VanEck VIP Global Resources Fund, Class I
Vanguard VIF Balanced Portfolio
Vanguard VIF Capital Growth Portfolio
Vanguard VIF Conservative Allocation Portfolio
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index Portfolio
Vanguard VIF Growth Portfolio

Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Moderate Allocation Portfolio
Vanguard VIF Money Market Portfolio
Vanguard VIF Real Estate Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total International Stock Market Index Portfolio
Vanguard VIF Total Stock Market Index Portfolio
Western Asset Core Plus VIT Portfolio, Class II

(a)	See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Invesco V.I. International Growth Fund II	Invesco V.I. EQV International Equity Fund, Series II	April 29, 2022
Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	April 29, 2022

During 2022 or 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	August 31, 2022
Morgan Stanley VIF Core Plus Fixed Income Portfolio	July 26, 2023

During 2022 or 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Century Investments VP Balanced Fund, Class I	September 12, 2022
American Century Investments VP International Fund, Class I	October 30, 2023
American Century Investments VP Ultra Fund, Class I	May 15, 2023
American Funds IS American High-Income Trust, Class 4	March 15, 2023
American Funds IS Capital World Bond Fund, Class 2	January 13, 2022
American Funds IS Capital World Bond Fund, Class 4	March 16, 2023
American Funds IS International Growth and Income Fund, Class 4	January 23, 2023
BlackRock Advantage SMID Cap V.I. Fund, Class III	November 22, 2023
Columbia VP Emerging Markets Bond Fund, Class 2	January 18, 2022
Columbia VP Seligman Global Technology Fund, Class 2	October 20, 2023
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	March 18, 2022
Fidelity VIP Extended Market Index Portfolio, Service Class 2	April 19, 2022
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	March 14, 2022
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	January 18, 2022
Fidelity VIP Growth & Income Portfolio, Service Class 2	May 10, 2023
Fidelity VIP High Income Portfolio, Service Class 2	August 10, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	June 22, 2023
Fidelity VIP Strategic Income Portfolio, Service Class 2	September 15, 2023
Fidelity VIP Technology Portfolio, Initial Class	January 28, 2022
Fidelity VIP Total Market Index Portfolio	January 21, 2022
Fidelity VIP Utilities Portfolio, Initial Class	March 10, 2022
Fidelity VIP Value Strategies Portfolio, Service Class 2	January 12, 2022
Invesco V.I. Main Street Mid Cap Fund, Series II	October 20, 2023
Janus Henderson Forty Fund, Class S	August 22, 2022
Janus Henderson Global Sustainable Equity Fund	June 26, 2023
Janus Henderson Overseas Fund, Class S	August 22, 2022
Janus Henderson VIT Balanced Portfolio, Service Shares	August 22, 2022
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	August 22, 2022
MFS Core Equity Portfolio, Service Class	October 20, 2023
MFS Global Real Estate Portfolio, Service Class	October 30, 2023

MFS International Growth Portfolio, Service Class	June 8, 2023
MFS Mid Cap Growth Series, Service Class	December 7, 2023
MFS Mid Cap Value Portfolio, Service Class	December 7, 2023
Morgan Stanley VIF Core Plus Fixed Income Portfolio	September 12, 2022
Morgan Stanley VIF Global Strategist Portfolio	December 2, 2022
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	November 9, 2022
T. Rowe Price Mid-Cap Growth Portfolio, Class II	September 25, 2023
T. Rowe Price Moderate Allocation Portfolio	January 21, 2022

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.          SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2012 IAM ANB Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.          PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class B	$1,186,455	$622,821
AB VPS Large Cap Growth Portfolio, Class B	18,527,198	1,136,975
AB VPS Relative Value Portfolio, Class B	2,202,763	867,620
AB VPS Small Cap Growth Portfolio, Class B	141,542	31,930
American Century Investments VP Balanced Fund, Class I	101,672	77,569
American Century Investments VP International Fund, Class I	127,491	182
American Century Investments VP Ultra Fund, Class I	123,010	2,230
American Funds IS American High-Income Trust, Class 2	243,064	82,999
American Funds IS American High-Income Trust, Class 4	1,617,809	104,696
American Funds IS Asset Allocation Fund, Class 2	15,372,895	13,104,402
American Funds IS Asset Allocation Fund, Class 4	32,090,220	10,952,894
American Funds IS Capital Income Builder, Class 2	595,135	652,010
American Funds IS Capital Income Builder, Class 4	8,781,162	1,607,956
American Funds IS Capital World Bond Fund, Class 2	64,045	91,450
American Funds IS Capital World Bond Fund, Class 4	1,586,240	118,204
American Funds IS Capital World Growth and Income Fund, Class 2	406,517	808,764
American Funds IS Capital World Growth and Income Fund, Class 4	2,959,344	958,567
American Funds IS Global Growth Fund, Class 2	10,502,910	16,378,349
American Funds IS Global Growth Fund, Class 4	32,361,530	3,443,772
American Funds IS Global Small Capitalization Fund, Class 2	623,426	555,793
American Funds IS Global Small Capitalization Fund, Class 4	1,379,246	103,980
American Funds IS Growth Fund, Class 2	7,324,706	7,468,605
American Funds IS Growth Fund, Class 4	36,606,452	13,546,060
American Funds IS Growth-Income Fund, Class 2	2,678,638	2,147,065
American Funds IS Growth-Income Fund, Class 4	21,165,008	4,778,669
American Funds IS International Fund, Class 2	349,215	1,199,770
American Funds IS International Fund, Class 4	6,224,083	195,519
American Funds IS International Growth and Income Fund, Class 2	182,820	167,913
American Funds IS International Growth and Income Fund, Class 4	814,493	20,440
American Funds IS New World Fund, Class 2	482,870	989,133
American Funds IS New World Fund, Class 4	437,158	40,461
American Funds IS The Bond Fund of America, Class 2	8,849,795	1,406,477
American Funds IS The Bond Fund of America, Class 4	30,546,134	1,989,429
American Funds IS U.S. Government Securities Fund, Class 2	742,845	227,956
American Funds IS U.S. Government Securities Fund, Class 4	5,525,073	2,151,019
American Funds IS Washington Mutual Investors Fund, Class 2	3,488,941	4,710,208
American Funds IS Washington Mutual Investors Fund, Class 4	13,088,321	716,798
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	9,258,713	912,073
BlackRock Advantage SMID Cap V.I. Fund, Class III	166,535	43
BlackRock Global Allocation V.I. Fund, Class III	14,015,264	999,595
BlackRock International V.I. Fund, Class I	981,346	96,398
Calvert VP SRI Balanced Portfolio	22,627	56,338
ClearBridge Variable Dividend Strategy Portfolio, Class II	460,540	270,335
ClearBridge Variable Large Cap Growth Portfolio, Class II	615,451	64,253
ClearBridge Variable Mid Cap Portfolio, Class II	68,101,200	46,225,508

Subaccount	Purchases	Sales
ClearBridge Variable Small Cap Growth Portfolio, Class II	$30,148,258	$24,363,438
Columbia VP Balanced Fund, Class 2	4,485,598	583,031
Columbia VP Emerging Markets Bond Fund, Class 2	381,865	6,111
Columbia VP Intermediate Bond Fund, Class 2	1,358,593	257,013
Columbia VP Limited Duration Credit Fund, Class 2	601,939	169,560
Columbia VP Select Mid Cap Value Fund, Class 2	790,683	225,490
Columbia VP Seligman Global Technology Fund, Class 2	229,485	371
Columbia VP Strategic Income Fund, Class 2	9,175,517	678,541
Dimensional VA Equity Allocation Portfolio, Institutional	283,495	85,562
Dimensional VA Global Bond Portfolio	705,111	118,979
Dimensional VA Global Moderate Allocation Portfolio, Institutional	616,236	605,582
Dimensional VA International Small Portfolio	374,082	50,547
Dimensional VA International Value Portfolio	451,446	125,687
Dimensional VA Short-Term Fixed Portfolio	1,439,988	99,391
Dimensional VA US Large Value Portfolio	1,087,474	148,390
Dimensional VA US Targeted Value Portfolio	730,044	132,632
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	7,969,574	28,676
Fidelity VIP Asset Manager Portfolio, Service Class 2	539,321	42,502
Fidelity VIP Balanced Portfolio, Service Class 2	22,400,318	2,178,910
Fidelity VIP Bond Index Portfolio	3,410,137	104,868
Fidelity VIP Contrafund Portfolio, Service Class 2	161,719,490	92,690,973
Fidelity VIP Energy Portfolio, Service Class 2	893,024	889,149
Fidelity VIP Equity-Income Portfolio, Service Class 2	365,094	602,284
Fidelity VIP Extended Market Index Portfolio, Service Class 2	155,238	30,193
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	60,350	355,648
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	90,260	162,265
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	295,461	81,287
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	1,035,056	29,434
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	156,288	9,591
Fidelity VIP Growth & Income Portfolio, Service Class 2	33,303	296
Fidelity VIP Growth Portfolio, Service Class 2	301,832	550,068
Fidelity VIP Health Care Portfolio, Service Class 2	1,376,871	642,322
Fidelity VIP High Income Portfolio, Service Class 2	31,625	277
Fidelity VIP Index 500 Portfolio, Service Class 2	647,868,851	352,206,148
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	435,314	501
Fidelity VIP International Index Portfolio, Service Class 2	1,284,544	30,820
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	29,554,320	28,627,695
Fidelity VIP Mid Cap Portfolio, Service Class 2	316,055,852	244,559,792
Fidelity VIP Strategic Income Portfolio, Service Class 2	32,161	264
Fidelity VIP Target Volatility Portfolio, Service Class 2	382,879	111,631
Fidelity VIP Technology Portfolio, Initial Class	5,985,057	38,019
Fidelity VIP Total Market Index Portfolio	1,021,240	30,232
Fidelity VIP Utilities Portfolio, Initial Class	206,661	37,871
Fidelity VIP Value Strategies Portfolio, Service Class 2	424,843	42,437
Franklin DynaTech VIP Fund	27,336,058	13,162,115
Franklin Income VIP Fund, Class 2	115,266,126	70,489,571
Franklin Mutual Global Discovery VIP Fund, Class 2	508,784	649,935
Franklin Mutual Shares VIP Fund, Class 2	447,931,045	345,486,365
Franklin Rising Dividends VIP Fund, Class 2	178,834,936	154,894,753

Subaccount	Purchases	Sales
Franklin Small Cap Value VIP Fund, Class 2	$35,945,265	$25,034,737
Franklin Small-Mid Cap Growth VIP Fund, Class 2	23,107,741	16,119,167
Franklin Strategic Income VIP Fund, Class 2	568,975	929,871
Franklin U.S. Government Securities VIP Fund, Class 2	15,156,568	41,546,588
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	3,145,237	3,672,846
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	722,500	2,719,065
Goldman Sachs VIT International Equity Insights Fund, Service Shares	9,525,232	10,502,138
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	3,766,939	4,373,992
Goldman Sachs VIT Large Cap Value Fund, Service Shares	17,394,978	17,770,608
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	15,014,788	12,744,717
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	419,486	725,998
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	156,709,292	125,054,265
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	413,187	2,273,696
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	626,449	1,480,589
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	1,941,219	4,888,058
Goldman Sachs VIT Strategic Growth Fund, Service Shares	94,168,498	53,389,788
Goldman Sachs VIT Trend Driven Allocation, Service Shares	652,547	948,826
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	644,275	4,059,486
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	9,133	111,564
Guggenheim Floating Rate Strategies, Series F	1,075,385	1,484,855
Guggenheim Global Managed Futures Strategy Fund	202,646	331,247
Guggenheim Long Short Equity Fund	104,430	82,951
Guggenheim Multi-Hedge Strategies Fund	117,980	228,509
Invesco V.I. American Franchise Fund, Series I	336,335	779,715
Invesco V.I. American Franchise Fund, Series II	88,925	587,746
Invesco V.I. American Value Fund, Series II	52,538,284	50,044,693
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	1,702,103	10,129,299
Invesco V.I. Capital Appreciation Fund, Series I	208,154	1,103,363
Invesco V.I. Capital Appreciation Fund, Series II	26,885,977	10,103,448
Invesco V.I. Comstock Fund, Series I	3,591,211	3,907,445
Invesco V.I. Comstock Fund, Series II	76,390,821	75,697,830
Invesco V.I. Conservative Balanced Fund, Series II	23,938,647	1,931,503
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	59,139	317,606
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	17,284,259	13,314,193
Invesco V.I. Equity and Income Fund, Series II	233,671,631	175,623,381
Invesco V.I. EQV International Equity Fund, Series II	51,907,420	32,700,274
Invesco V.I. Global Fund, Series I	884,370	1,110,662
Invesco V.I. Global Fund, Series II	132,206,000	88,004,596
Invesco V.I. Global Real Estate Fund, Series II	13,876,557	7,114,857
Invesco V.I. Global Strategic Income Fund	489,090	742,509
Invesco V.I. Global Strategic Income Fund, Series II	1,881,545	34,354,008
Invesco V.I. Government Securities Fund, Series II	7,767,290	15,857,251
Invesco V.I. Growth and Income Fund, Series I	3,768,838	3,607,652
Invesco V.I. Growth and Income Fund, Series II	647,751,904	521,882,368
Invesco V.I. Main Street Fund, Series I	523,994	1,091,189
Invesco V.I. Main Street Fund, Series II	31,569,484	27,761,904
Invesco V.I. Main Street Mid Cap Fund, Series II	124,854	42,233
Invesco V.I. Main Street Small Cap Fund, Series II	5,109,088	167,726
Invesco V.I. Small Cap Equity Fund, Series II	13,488,392	9,599,040

Subaccount	Purchases	Sales
Invesco V.I. U.S. Government Money Portfolio, Series I	$2,164,174,403	$3,657,687,708
Janus Henderson Forty Fund, Class S	1,293,754	120,928
Janus Henderson Global Sustainable Equity Fund	10,434	92
Janus Henderson Overseas Fund, Class S	759,060	71,949
Janus Henderson VIT Balanced Portfolio, Service Shares	4,838,573	490,482
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	1,084,004	122,316
Lord Abbett Series Fund Bond Debenture Portfolio	52,656,558	59,904,659
Lord Abbett Series Fund Fundamental Equity Portfolio	193,788,858	141,499,905
Lord Abbett Series Fund Growth and Income Portfolio	4,650,185	10,196,960
Lord Abbett Series Fund Growth Opportunities Portfolio	75,959,747	47,346,400
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	39,060,080	36,797,038
Lord Abbett Series Fund Mid Cap Stock Portfolio	15,150,969	15,005,074
Lord Abbett Series Fund Short Duration Income Portfolio	3,312,445	228,412
MFS Core Equity Portfolio, Service Class	227,192	139
MFS Emerging Markets Equity Portfolio, Service Class	13,540	45,687
MFS Global Real Estate Portfolio, Service Class	127,491	189
MFS Growth Series, Initial Class	508,719	817,332
MFS Growth Series, Service Class	4,740,633	9,894,940
MFS International Growth Portfolio, Service Class	387,190	69,235
MFS International Intrinsic Value Portfolio, Service Class	1,799,260	3,244,909
MFS Investors Trust Series, Initial Class	483,691	1,198,086
MFS Investors Trust Series, Service Class	2,866,375	7,679,657
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	189,274	280,598
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	2,038,717	6,017,486
MFS Mid Cap Growth Series, Service Class	24,951	13
MFS Mid Cap Value Portfolio, Service Class	15,000	11
MFS New Discovery Series, Initial Class	18,857	161,401
MFS New Discovery Series, Service Class	1,199,730	6,499,241
MFS Research Series, Initial Class	314,695	401,743
MFS Research Series, Service Class	292,702	517,021
MFS Total Return Bond Series, Service Class	13,387,155	35,972,565
MFS Total Return Series, Initial Class	1,128,795	2,618,678
MFS Total Return Series, Service Class	3,348,308	6,600,724
MFS Utilities Series, Initial Class	385,391	277,081
MFS Utilities Series, Service Class	2,753,282	2,630,389
MFS Value Series, Service Class	13,789,562	19,318,108
Morgan Stanley VIF Core Plus Fixed Income Portfolio	42,348	82,062
Morgan Stanley VIF Global Real Estate Portfolio, Class II	720,612	1,049,315
Morgan Stanley VIF Global Strategist Portfolio	190,600	23,446
PIMCO All Asset Portfolio	9,728,425	6,838,278
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	891	375
PIMCO Global Diversified Allocation Portfolio	1,090,526	1,204,775
PIMCO High Yield Portfolio, Advisor Class	345,086	129,390
PIMCO Income Portfolio	556,864	268,495
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	2,669,160	4,014,943
PIMCO Low Duration Portfolio, Advisor Class	9,626,013	19,226,121
PIMCO Real Return Portfolio, Advisor Class	12,641,697	32,532,716
PIMCO Short-Term Portfolio, Advisor Class	16,468,943	12,090,629
PIMCO Total Return Portfolio, Advisor Class	44,649,625	74,415,464

Subaccount	Purchases		Sales
Protective Life Dynamic Allocation Series Conservative Portfolio	$6,098,069		$7,054,455
Protective Life Dynamic Allocation Series Growth Portfolio	4,902,316		10,874,429
Protective Life Dynamic Allocation Series Moderate Portfolio	69,517,383		32,866,048
Royce Capital Fund Micro Cap Portfolio, Service Class	19,839,188		14,491,475
Royce Capital Fund Small Cap Portfolio, Service Class	108,730,898		116,901,112
Rydex Commodities Strategy	1,940		239
Rydex Inverse Government Long Bond Strategy	0	*	608
T. Rowe Price All-Cap Opportunities Portfolio	730,686		34,260
T. Rowe Price Blue Chip Growth Portfolio, Class II	19,269,929		1,696,054
T. Rowe Price Health Sciences Portfolio, Class II	6,144,700		948,365
T. Rowe Price Mid-Cap Growth Portfolio, Class II	255,757		591
T. Rowe Price Moderate Allocation Portfolio	7,661,800		287,061
Templeton Developing Markets VIP Fund, Class 2	13,696,217		8,627,626
Templeton Foreign VIP Fund, Class 2	12,862,891		23,809,292
Templeton Global Bond VIP Fund, Class 2	3,995,048		28,971,868
Templeton Growth VIP Fund, Class 2	16,842,533		22,815,543
VanEck VIP Global Resources Fund, Class I	16,633		33,683
Vanguard VIF Balanced Portfolio	197,943		60,968
Vanguard VIF Capital Growth Portfolio	80,513		130,221
Vanguard VIF Conservative Allocation Portfolio	235,167		47,836
Vanguard VIF Diversified Value Portfolio	250,614		9,366
Vanguard VIF Equity Income Portfolio	504,191		478,901
Vanguard VIF Equity Index Portfolio	651,603		146,882
Vanguard VIF Global Bond Index Portfolio	49,770		4,021
Vanguard VIF Growth Portfolio	450,601		265,258
Vanguard VIF High Yield Bond Portfolio	25,528		5,078
Vanguard VIF International Portfolio	299,826		129,232
Vanguard VIF Mid-Cap Index Portfolio	312,096		74,604
Vanguard VIF Moderate Allocation Portfolio	48,211		9,789
Vanguard VIF Money Market Portfolio	828,560		1,048,392
Vanguard VIF Real Estate Index Portfolio	205,189		42,400
Vanguard VIF Short-Term Investment-Grade Portfolio	913,663		250,146
Vanguard VIF Total Bond Market Index Portfolio	1,162,514		278,356
Vanguard VIF Total International Stock Market Index Portfolio	241,226		94,767
Vanguard VIF Total Stock Market Index Portfolio	681,054		100,904
Western Asset Core Plus VIT Portfolio, Class II	1,074,189		583,372

* The Subaccount has dollars that round to less than one.

4.          CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AB VPS Discovery Value Portfolio, Class B	110,555	65,223	45,332	87,688	60,822	26,866
AB VPS Large Cap Growth Portfolio, Class B	1,646,912	109,202	1,537,710	985,632	72,351	913,281
AB VPS Relative Value Portfolio, Class B	190,261	78,158	112,103	117,979	57,789	60,190
AB VPS Small Cap Growth Portfolio, Class B	17,851	4,117	13,734	40,985	1,917	39,068
American Century Investments VP Balanced Fund, Class I	9,661	8,348	1,313	8,029	1	8,028
American Century Investments VP International Fund, Class I	14,204	5	14,199	-	-	-
American Century Investments VP Ultra Fund, Class I	12,818	160	12,658	-	-	-
American Funds IS American High-Income Trust, Class 2	20,847	8,283	12,564	62,122	5,664	56,458
American Funds IS American High-Income Trust, Class 4	152,358	9,993	142,365	-	-	-
American Funds IS Asset Allocation Fund, Class 2	579,172	578,023	1,149	1,044,178	1,015,502	28,676
American Funds IS Asset Allocation Fund, Class 4	2,934,050	760,168	2,173,882	419,135	560,129	(140,994)
American Funds IS Capital Income Builder, Class 2	31,961	49,640	(17,679)	117,093	44,996	72,097
American Funds IS Capital Income Builder, Class 4	856,332	123,158	733,174	176,413	196,046	(19,633)
American Funds IS Capital World Bond Fund, Class 2	8,090	11,442	(3,352)	59,130	576	58,554
American Funds IS Capital World Bond Fund, Class 4	163,988	12,066	151,922	-	-	-
American Funds IS Capital World Growth and Income Fund, Class 2	22,500	59,686	(37,186)	53,776	26,786	26,990
American Funds IS Capital World Growth and Income Fund, Class 4	277,726	63,452	214,274	36,749	39,281	(2,532)
American Funds IS Global Growth Fund, Class 2	170,597	891,915	(721,318)	1,374,177	442,965	931,212
American Funds IS Global Growth Fund, Class 4	2,909,792	205,429	2,704,363	303,694	225,646	78,048
American Funds IS Global Small Capitalization Fund, Class 2	43,857	41,682	2,175	179,757	44,677	135,080
American Funds IS Global Small Capitalization Fund, Class 4	139,327	9,507	129,820	17,944	1,141	16,803
American Funds IS Growth Fund, Class 2	232,121	328,746	(96,625)	1,133,483	209,433	924,050
American Funds IS Growth Fund, Class 4	3,078,559	629,486	2,449,073	412,118	779,573	(367,455)
American Funds IS Growth-Income Fund, Class 2	109,959	143,348	(33,389)	483,421	109,233	374,188
American Funds IS Growth-Income Fund, Class 4	1,806,157	281,858	1,524,299	320,421	340,777	(20,356)
American Funds IS International Fund, Class 2	22,289	102,618	(80,329)	156,729	52,205	104,524
American Funds IS International Fund, Class 4	619,607	17,018	602,589	21,322	735	20,587
American Funds IS International Growth and Income Fund, Class 2	18,365	18,464	(99)	111,766	1,026	110,740
American Funds IS International Growth and Income Fund, Class 4	79,884	1,776	78,108	-	-	-
American Funds IS New World Fund, Class 2	29,824	69,167	(39,343)	160,447	58,997	101,450
American Funds IS New World Fund, Class 4	42,419	2,756	39,663	10,554	3,765	6,789
American Funds IS The Bond Fund of America, Class 2	789,924	122,263	667,661	2,014,395	251,168	1,763,227
American Funds IS The Bond Fund of America, Class 4	3,054,363	193,117	2,861,246	374,437	222,477	151,960

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Funds IS U.S. Government Securities Fund, Class 2	61,918	21,451	40,467	61,240	51,995	9,245
American Funds IS U.S. Government Securities Fund, Class 4	555,259	221,967	333,292	69,423	111,044	(41,621)
American Funds IS Washington Mutual Investors Fund, Class 2	166,484	260,227	(93,743)	514,387	338,413	175,974
American Funds IS Washington Mutual Investors Fund, Class 4	1,242,712	55,250	1,187,462	82,656	68,834	13,822
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	912,479	90,275	822,204	362,069	79,695	282,374
BlackRock Advantage SMID Cap V.I. Fund, Class III	15,039	-	15,039	-	-	-
BlackRock Global Allocation V.I. Fund, Class III	1,426,731	99,692	1,327,039	1,517,263	84,077	1,433,186
BlackRock International V.I. Fund, Class I	99,047	10,290	88,757	61,788	13,174	48,614
Calvert VP SRI Balanced Portfolio	9	1,361	(1,352)	57	8,657	(8,600)
ClearBridge Variable Dividend Strategy Portfolio, Class II	35,183	22,600	12,583	17,144	2,781	14,363
ClearBridge Variable Large Cap Growth Portfolio, Class II	57,302	5,807	51,495	16,858	9,694	7,164
ClearBridge Variable Mid Cap Portfolio, Class II	2,655,805	1,888,208	767,597	2,384,417	3,348,090	(963,673)
ClearBridge Variable Small Cap Growth Portfolio, Class II	925,331	771,959	153,372	810,102	864,088	(53,986)
Columbia VP Balanced Fund, Class 2	434,457	54,363	380,094	172,554	123,891	48,663
Columbia VP Emerging Markets Bond Fund, Class 2	37,025	504	36,521	13,157	40	13,117
Columbia VP Intermediate Bond Fund, Class 2	159,995	29,667	130,328	85,777	12,192	73,585
Columbia VP Limited Duration Credit Fund, Class 2	60,076	17,758	42,318	49,999	23,521	26,478
Columbia VP Select Mid Cap Value Fund, Class 2	78,779	21,343	57,436	58,009	5,539	52,470
Columbia VP Seligman Global Technology Fund, Class 2	23,057	9	23,048	-	-	-
Columbia VP Strategic Income Fund, Class 2	924,315	66,259	858,056	660,839	26,937	633,902
Dimensional VA Equity Allocation Portfolio, Institutional	18,151	5,913	12,238	6,551	36	6,515
Dimensional VA Global Bond Portfolio	68,758	12,096	56,662	22,685	4,597	18,088
Dimensional VA Global Moderate Allocation Portfolio, Institutional	46,328	46,856	(528)	23,564	8,734	14,830
Dimensional VA International Small Portfolio	27,354	3,825	23,529	30,504	1,288	29,216
Dimensional VA International Value Portfolio	24,571	8,124	16,447	45,248	2,820	42,428
Dimensional VA Short-Term Fixed Portfolio	135,922	9,413	126,509	56,402	9,260	47,142
Dimensional VA US Large Value Portfolio	63,249	9,115	54,134	75,750	10,555	65,195
Dimensional VA US Targeted Value Portfolio	29,088	6,319	22,769	34,800	2,769	32,031
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	773,293	1,696	771,597	9,180	18	9,162
Fidelity VIP Asset Manager Portfolio, Service Class 2	53,289	4,072	49,217	11,565	5,941	5,624
Fidelity VIP Balanced Portfolio, Service Class 2	2,131,046	206,896	1,924,150	1,962,072	361,148	1,600,924
Fidelity VIP Bond Index Portfolio	349,060	10,213	338,847	66,688	11,397	55,291
Fidelity VIP Contrafund Portfolio, Service Class 2	5,158,906	2,717,939	2,440,967	7,985,887	11,852,640	(3,866,753)
Fidelity VIP Energy Portfolio, Service Class 2	53,778	51,166	2,612	83,331	24,702	58,629
Fidelity VIP Equity-Income Portfolio, Service Class 2	4,021	17,499	(13,478)	10,969	40,937	(29,968)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	16,884	3,344	13,540	6,542	14	6,528
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	808	20,433	(19,625)	652	11,528	(10,876)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	262	7,274	(7,012)	696	2,314	(1,618)
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	26,375	7,202	19,173	124,816	69,189	55,627
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	99,409	2,732	96,677	1,200	1,200	-
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	14,464	320	14,144	59,154	13	59,141
Fidelity VIP Growth & Income Portfolio, Service Class 2	3,095	14	3,081	-	-	-
Fidelity VIP Growth Portfolio, Service Class 2	3,040	10,050	(7,010)	4,614	13,428	(8,814)
Fidelity VIP Health Care Portfolio, Service Class 2	145,162	66,326	78,836	168,723	84,284	84,439
Fidelity VIP High Income Portfolio, Service Class 2	2,945	15	2,930	-	-	-
Fidelity VIP Index 500 Portfolio, Service Class 2	18,783,914	9,987,702	8,796,212	14,800,018	28,637,921	(13,837,903)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	44,026	3	44,023	-	-	-
Fidelity VIP International Index Portfolio, Service Class 2	128,057	2,873	125,184	31,659	7,251	24,408
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	2,151,521	2,196,063	(44,542)	2,699,178	3,165,915	(466,737)
Fidelity VIP Mid Cap Portfolio, Service Class 2	11,768,721	9,482,909	2,285,812	11,099,829	15,491,108	(4,391,279)
Fidelity VIP Strategic Income Portfolio, Service Class 2	3,103	20	3,083	-	-	-
Fidelity VIP Target Volatility Portfolio, Service Class 2	38,980	11,589	27,391	4,391	179	4,212
Fidelity VIP Technology Portfolio, Initial Class	483,923	3,078	480,845	27,908	3,308	24,600
Fidelity VIP Total Market Index Portfolio	99,601	1,597	98,004	194,682	22,912	171,770
Fidelity VIP Utilities Portfolio, Initial Class	19,903	3,036	16,867	9,091	3,000	6,091
Fidelity VIP Value Strategies Portfolio, Service Class 2	37,918	3,381	34,537	72,434	13,249	59,185
Franklin DynaTech VIP Fund	1,069,993	472,597	597,396	2,176,018	2,202,989	(26,971)
Franklin Income VIP Fund, Class 2	5,424,410	3,757,475	1,666,935	4,481,386	8,186,701	(3,705,315)
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2	-	-	-	62,692	1,526,935	(1,464,243)
Franklin Mutual Global Discovery VIP Fund, Class 2	19,278	48,444	(29,166)	23,204	64,828	(41,624)
Franklin Mutual Shares VIP Fund, Class 2	19,723,935	17,444,035	2,279,900	18,637,008	28,315,077	(9,678,069)
Franklin Rising Dividends VIP Fund, Class 2	5,677,271	4,676,563	1,000,708	12,900,493	13,878,721	(978,228)
Franklin Small Cap Value VIP Fund, Class 2	1,535,137	946,250	588,887	1,140,661	1,508,714	(368,053)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	859,950	591,613	268,337	1,085,660	1,214,059	(128,399)
Franklin Strategic Income VIP Fund, Class 2	30,519	89,045	(58,526)	72,404	69,757	2,647
Franklin U.S. Government Securities VIP Fund, Class 2	633,153	3,834,060	(3,200,907)	1,449,179	5,557,324	(4,108,145)
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	248,997	348,089	(99,092)	213,707	330,011	(116,304)
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	13,918	138,141	(124,223)	55,926	150,133	(94,207)
Goldman Sachs VIT International Equity Insights Fund, Service Shares	668,366	783,227	(114,861)	1,025,189	1,305,585	(280,396)
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	13,660	101,086	(87,426)	22,125	129,297	(107,172)
Goldman Sachs VIT Large Cap Value Fund, Service Shares	361,579	703,295	(341,716)	463,086	1,300,055	(836,969)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	614,261	387,766	226,495	627,519	770,256	(142,737)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	5,425	15,703	(10,278)	2,686	21,518	(18,832)
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	5,887,178	4,985,524	901,654	6,061,274	8,420,741	(2,359,467)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	4,383	33,359	(28,976)	8,595	39,579	(30,984)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	39,794	59,727	(19,933)	31,446	54,888	(23,442)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	14,590	75,401	(60,811)	29,898	59,029	(29,131)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	2,893,399	1,343,879	1,549,520	4,821,090	6,548,170	(1,727,080)
Goldman Sachs VIT Trend Driven Allocation, Service Shares	49,383	69,513	(20,130)	136,820	112,161	24,659
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	7,386	51,689	(44,303)	8,912	57,518	(48,606)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	152	2,513	(2,361)	585	1,775	(1,190)
Guggenheim Floating Rate Strategies, Series F	71,507	118,394	(46,887)	95,124	104,113	(8,989)
Guggenheim Global Managed Futures Strategy Fund	15,382	28,468	(13,086)	37,711	24,421	13,290
Guggenheim Long Short Equity Fund	8,163	6,546	1,617	1,801	2,857	(1,056)
Guggenheim Multi-Hedge Strategies Fund	8,706	19,120	(10,414)	9,657	15,139	(5,482)
Invesco V.I. American Franchise Fund, Series I	12,074	39,741	(27,667)	7,871	33,081	(25,210)
Invesco V.I. American Franchise Fund, Series II	1,664	23,842	(22,178)	4,971	9,834	(4,863)
Invesco V.I. American Value Fund, Series II	1,567,989	2,086,999	(519,010)	2,398,096	3,024,120	(626,024)
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	109,847	627,758	(517,911)	416,406	756,094	(339,688)
Invesco V.I. Capital Appreciation Fund, Series I	4,121	20,578	(16,457)	2,730	21,155	(18,425)
Invesco V.I. Capital Appreciation Fund, Series II	852,989	262,255	590,734	2,198,639	3,093,489	(894,850)
Invesco V.I. Comstock Fund, Series I	18,851	77,997	(59,146)	7,666	72,360	(64,694)
Invesco V.I. Comstock Fund, Series II	2,001,123	2,331,899	(330,776)	2,551,534	3,367,019	(815,485)
Invesco V.I. Conservative Balanced Fund, Series II	2,434,346	197,847	2,236,499	1,414,172	85,226	1,328,946
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,476	6,537	(5,061)	3,306	7,669	(4,363)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	1,028,407	736,850	291,557	1,062,917	1,366,914	(303,997)
Invesco V.I. Equity and Income Fund, Series II	10,188,821	7,547,475	2,641,346	6,667,154	10,400,610	(3,733,456)
Invesco V.I. EQV International Equity Fund, Series II	3,395,769	2,194,832	1,200,937	5,505,548	6,010,221	(504,673)
Invesco V.I. Global Fund, Series I	1,528	17,793	(16,265)	2,784	12,191	(9,407)
Invesco V.I. Global Fund, Series II	4,107,903	2,693,620	1,414,283	8,505,633	10,956,194	(2,450,561)
Invesco V.I. Global Real Estate Fund, Series II	1,105,779	596,427	509,352	1,775,635	2,491,410	(715,775)
Invesco V.I. Global Strategic Income Fund	24,474	33,010	(8,536)	9,412	44,211	(34,799)
Invesco V.I. Global Strategic Income Fund, Series II	131,928	2,279,603	(2,147,675)	892,083	2,376,046	(1,483,963)
Invesco V.I. Government Securities Fund, Series II	582,285	1,519,432	(937,147)	809,855	1,900,971	(1,091,116)
Invesco V.I. Growth and Income Fund, Series I	11,089	87,036	(75,947)	9,500	77,454	(67,954)
Invesco V.I. Growth and Income Fund, Series II	21,953,549	19,294,289	2,659,260	22,313,234	30,585,831	(8,272,597)
Invesco V.I. Main Street Fund, Series I	813	25,249	(24,436)	5,080	27,661	(22,581)
Invesco V.I. Main Street Fund, Series II	783,121	919,446	(136,325)	1,528,004	2,172,628	(644,624)
Invesco V.I. Main Street Mid Cap Fund, Series II	11,990	3,913	8,077	-	-	-
Invesco V.I. Main Street Small Cap Fund, Series II	523,812	16,897	506,915	72,611	4,740	67,871
Invesco V.I. Small Cap Equity Fund, Series II	669,043	487,062	181,981	726,155	895,640	(169,485)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Invesco V.I. U.S. Government Money Portfolio, Series I	307,719,868	528,130,266	(220,410,398)	851,095,062	663,317,578	187,777,484
Janus Henderson Forty Fund, Class S	140,432	12,661	127,771	9,999	1,719	8,280
Janus Henderson Global Sustainable Equity Fund	1,106	6	1,100	-	-	-
Janus Henderson Overseas Fund, Class S	75,739	6,855	68,884	5,350	1,539	3,811
Janus Henderson VIT Balanced Portfolio, Service Shares	500,887	49,097	451,790	86,928	708	86,220
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	111,116	12,370	98,746	6,458	1,718	4,740
Lord Abbett Series Fund Bond Debenture Portfolio	2,394,087	3,203,577	(809,490)	3,249,789	3,859,654	(609,865)
Lord Abbett Series Fund Fundamental Equity Portfolio	7,961,875	6,120,836	1,841,039	8,132,870	12,025,147	(3,892,277)
Lord Abbett Series Fund Growth and Income Portfolio	112,493	328,204	(215,711)	141,334	424,497	(283,163)
Lord Abbett Series Fund Growth Opportunities Portfolio	2,826,833	1,814,389	1,012,444	3,819,312	4,135,040	(315,728)
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	1,074,469	1,142,184	(67,715)	2,003,813	2,679,667	(675,854)
Lord Abbett Series Fund Mid Cap Stock Portfolio	578,283	593,275	(14,992)	576,015	952,030	(376,015)
Lord Abbett Series Fund Short Duration Income Portfolio	311,876	20,885	290,991	231,675	22,742	208,933
MFS Core Equity Portfolio, Service Class	20,950	4	20,946	-	-	-
MFS Emerging Markets Equity Portfolio, Service Class	1,165	4,671	(3,506)	4,515	4,487	28
MFS Global Real Estate Portfolio, Service Class	13,122	5	13,117	-	-	-
MFS Growth Series, Initial Class	1,812	12,049	(10,237)	6,033	14,032	(7,999)
MFS Growth Series, Service Class	54,870	191,358	(136,488)	118,422	121,354	(2,932)
MFS International Growth Portfolio, Service Class	36,963	6,649	30,314	-	-	-
MFS International Intrinsic Value Portfolio, Service Class	35,544	141,682	(106,138)	102,686	140,472	(37,786)
MFS Investors Trust Series, Initial Class	4,430	26,310	(21,880)	1,387	27,339	(25,952)
MFS Investors Trust Series, Service Class	10,146	195,171	(185,025)	37,256	200,908	(163,652)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	4,152	10,788	(6,636)	2,686	11,148	(8,462)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	24,728	235,181	(210,453)	53,968	189,131	(135,163)
MFS Mid Cap Growth Series, Service Class	2,278	-	2,278	-	-	-
MFS Mid Cap Value Portfolio, Service Class	1,408	-	1,408	-	-	-
MFS New Discovery Series, Initial Class	307	2,050	(1,743)	1,839	5,952	(4,113)
MFS New Discovery Series, Service Class	26,974	128,221	(101,247)	236,016	137,927	98,089
MFS Research Series, Initial Class	982	7,301	(6,319)	1,285	19,307	(18,022)
MFS Research Series, Service Class	2,571	11,343	(8,772)	3,375	12,412	(9,037)
MFS Total Return Bond Series, Service Class	395,459	2,835,035	(2,439,576)	1,334,001	3,804,561	(2,470,560)
MFS Total Return Series, Initial Class	6,413	67,386	(60,973)	9,327	66,467	(57,140)
MFS Total Return Series, Service Class	36,569	217,157	(180,588)	28,351	245,331	(216,980)
MFS Utilities Series, Initial Class	4,315	4,671	(356)	2,095	4,070	(1,975)
MFS Utilities Series, Service Class	32,450	69,362	(36,912)	9,003	146,913	(137,910)
MFS Value Series, Service Class	58,203	574,531	(516,328)	68,123	1,100,908	(1,032,785)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	4,506	8,853	(4,347)	4,347	-	4,347

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

Morgan Stanley VIF Global Real Estate Portfolio, Class II	51,616	77,741	(26,125)	100,517		130,828	(30,311)
Morgan Stanley VIF Global Strategist Portfolio	20,816	2,484	18,332	1,976		1	1,975
PIMCO All Asset Portfolio	729,221	532,041	197,180	469,666		813,236	(343,570)
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	-	41	(41)	644		1	643
PIMCO Global Diversified Allocation Portfolio	78,485	89,484	(10,999)	61,041		106,848	(45,807)
PIMCO High Yield Portfolio, Advisor Class	33,803	13,217	20,586	24,906		17,157	7,749
PIMCO Income Portfolio	54,024	27,531	26,493	54,054		23,523	30,531
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	211,047	325,680	(114,633)	302,753		362,969	(60,216)
PIMCO Low Duration Portfolio, Advisor Class	538,626	1,815,397	(1,276,771)	1,096,904		2,211,725	(1,114,821)
PIMCO Real Return Portfolio, Advisor Class	538,216	2,660,039	(2,121,823)	1,042,673		3,352,041	(2,309,368)
PIMCO Short-Term Portfolio, Advisor Class	1,293,834	1,084,223	209,611	1,865,648		1,489,849	375,799
PIMCO Total Return Portfolio, Advisor Class	2,331,376	6,164,925	(3,833,549)	4,074,657		7,864,363	(3,789,706)
Protective Life Dynamic Allocation Series Conservative Portfolio	441,940	599,381	(157,441)	966,212		764,095	202,117
Protective Life Dynamic Allocation Series Growth Portfolio	56,929	772,435	(715,506)	590,014		844,934	(254,920)
Protective Life Dynamic Allocation Series Moderate Portfolio	5,758,049	2,478,139	3,279,910	19,868,806		3,564,345	16,304,461
Royce Capital Fund Micro Cap Portfolio, Service Class	1,203,557	913,008	290,549	1,182,767		1,639,985	(457,218)
Royce Capital Fund Small Cap Portfolio, Service Class	5,098,514	6,396,512	(1,297,998)	14,008,985		15,481,647	(1,472,662)
Rydex Commodities Strategy	174	24	150	226		606	(380)
Rydex Inverse Government Long Bond Strategy	-	82	(82)	0	*	453	(453)
T. Rowe Price All-Cap Opportunities Portfolio	65,048	3,031	62,017	86,029		34,253	51,776
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,765,193	177,510	1,587,683	721,365		159,306	562,059
T. Rowe Price Health Sciences Portfolio, Class II	616,091	99,767	516,324	249,221		78,302	170,919
T. Rowe Price Mid-Cap Growth Portfolio, Class II	23,146	31	23,115	-		-	-
T. Rowe Price Moderate Allocation Portfolio	741,634	27,819	713,815	45,464		1,789	43,675
Templeton Developing Markets VIP Fund, Class 2	1,264,891	843,564	421,327	1,786,586		1,766,048	20,538
Templeton Foreign VIP Fund, Class 2	829,615	1,772,890	(943,275)	3,274,212		2,996,771	277,441
Templeton Global Bond VIP Fund, Class 2	375,014	2,594,508	(2,219,494)	826,568		3,628,033	(2,801,465)
Templeton Growth VIP Fund, Class 2	859,287	1,384,762	(525,475)	1,730,786		2,117,161	(386,375)
VanEck VIP Global Resources Fund, Class I	324	833	(509)	9		892	(883)
Vanguard VIF Balanced Portfolio	12,439	4,984	7,455	9,813		1,259	8,554
Vanguard VIF Capital Growth Portfolio	4,826	8,773	(3,947)	11,434		6,151	5,283
Vanguard VIF Conservative Allocation Portfolio	17,659	4,017	13,642	93,556		456	93,100
Vanguard VIF Diversified Value Portfolio	16,181	569	15,612	3,800		4,054	(254)
Vanguard VIF Equity Income Portfolio	28,926	31,017	(2,091)	10,896		3,092	7,804
Vanguard VIF Equity Index Portfolio	42,037	10,189	31,848	52,509		3,298	49,211
Vanguard VIF Global Bond Index Portfolio	5,259	393	4,866	11,957		1,866	10,091
Vanguard VIF Growth Portfolio	43,246	23,137	20,109	47,992		2,208	45,784

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Vanguard VIF High Yield Bond Portfolio	1,553	436	1,117	7,820	3,153	4,667
Vanguard VIF International Portfolio	26,634	12,815	13,819	36,882	1,266	35,616
Vanguard VIF Mid-Cap Index Portfolio	21,305	5,491	15,814	19,688	5,031	14,657
Vanguard VIF Moderate Allocation Portfolio	963	705	258	10,388	415	9,973
Vanguard VIF Money Market Portfolio	73,307	102,545	(29,238)	199,535	46,570	152,965
Vanguard VIF Real Estate Index Portfolio	14,972	3,419	11,553	11,400	842	10,558
Vanguard VIF Short-Term Investment-Grade Portfolio	91,094	25,292	65,802	47,796	22,965	24,831
Vanguard VIF Total Bond Market Index Portfolio	128,289	32,307	95,982	95,802	11,613	84,189
Vanguard VIF Total International Stock Market Index Portfolio	16,017	7,502	8,515	64,832	1,015	63,817
Vanguard VIF Total Stock Market Index Portfolio	38,450	6,938	31,512	81,912	6,032	75,880
Western Asset Core Plus VIT Portfolio, Class II	108,391	63,273	45,118	266,847	72,696	194,151

* The Subaccount has units that round to less than one.

Note: Units may not foot/crossfoot due to rounding

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% - 0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.65% of the average daily net assets of the Subaccounts
Deductions for Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%; if premium taxes are applicable, the mandated amount would be deducted from the contribution when it is received which will in turn reduce Contract owners' net payments on the Statement of Changes in Net Assets.

0.0% - 3.5% of each contribution, varies by state
Contract Maintenance Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.

$0 - $50 annually

Charge for Optional Benefits
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.10% - 2.20% of benefit base 0.15% - 0.45% of asset base 1.0% - 2.2% of floored asset base $0.25 - $18.94 per $1,000 on net amount at risk
Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Contracts. If applicable, the charge is deducted upon receipt of each purchase payment, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.0% - 5.5% of each purchase payment

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.50% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class B
2023	104	$10.47	$10.87	$1,076	1.00%	0.65%	1.30%	15.54%	15.35%
2022	58	8.73	9.43	512	0.44%	0.75%	1.30%	(16.45)%	(16.91)%
2021	32	11.37	11.34	358	0.56%	1.00%	1.30%	5.35%	5.09%
AB VPS Large Cap Growth Portfolio, Class B
2023	2,521	12.68	12.33	28,324	0.00%	0.30%	1.30%	34.38%	33.04%
2022	984	9.44	9.27	7,458	0.00%	0.30%	1.30%	(28.90)%	(29.61)%
2021	71	10.37	13.17	857	0.00%	0.75%	1.30%	(6.33)%	18.92%
AB VPS Relative Value Portfolio, Class B
2023	185	10.54	12.19	2,085	1.52%	0.65%	1.30%	12.90%	10.28%
2022	73	9.75	11.06	745	0.99%	0.75%	1.30%	(5.13)%	(5.66)%
2021	13	11.75	11.72	147	0.35%	1.00%	1.30%	5.26%	4.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Small Cap Growth Portfolio, Class B
2023	63	$7.57	$7.35	$471	0.00%	0.30%	1.30%	17.37%	16.20%
2022	49	6.45	6.33	299	0.00%	0.30%	1.30%	(39.45)%	(40.05)%
2021	10	10.65	10.56	110	0.00%	0.30%	1.30%	11.44%	10.52%
American Century Investments VP Balanced Fund, Class I
2023	9	10.89	10.15	100	2.32%	0.65%	1.20%	3.96%	15.02%
2022	8	8.82	8.82	71	1.54%	1.20%	1.20%	(4.05)%	(4.05)%
American Century Investments VP International Fund, Class I
2023	14	9.62	9.62	137	0.00%	1.20%	1.20%	15.78%	15.78%
American Century Investments VP Ultra Fund, Class I
2023	13	10.84	10.84	137	0.00%	1.20%	1.20%	19.41%	19.41%
American Funds IS American High-Income Trust, Class 2
2023	72	10.13	10.13	724	7.20%	0.75%	0.75%	11.61%	11.61%
2022	59	9.07	9.07	535	14.04%	0.75%	0.75%	(9.94)%	(9.94)%
2021	2	10.08	10.08	25	0.00%	0.75%	0.75%	0.00%	0.00%
American Funds IS American High-Income Trust, Class 4
2023	142	10.82	10.82	1,541	15.29%	0.65%	0.65%	10.65%	10.65%
American Funds IS Asset Allocation Fund, Class 2
2023	4,194	28.06	24.97	89,463	2.23%	0.60%	1.70%	13.59%	12.34%
2022	4,193	24.70	22.23	81,196	1.78%	0.60%	1.70%	(13.92)%	(14.87)%
2021	4,164	28.70	26.12	100,498	1.58%	0.60%	1.70%	14.41%	13.15%
2020	3,572	11.78	32.86	85,665	1.57%	0.60%	1.70%	10.55%	11.78%
2019	3,490	20.77	29.46	79,883	1.96%	0.60%	1.70%	19.17%	20.50%
American Funds IS Asset Allocation Fund, Class 4
2023	4,389	10.87	16.26	55,462	2.44%	0.65%	1.30%	14.22%	12.55%
2022	2,215	13.92	14.44	30,864	1.59%	1.00%	1.30%	(14.52)%	(14.78)%
2021	2,356	16.28	16.95	38,782	1.52%	1.00%	1.30%	13.69%	13.35%
2020	1,725	14.32	14.95	25,063	1.59%	1.00%	1.30%	10.70%	11.04%
2019	1,073	12.90	13.51	14,139	2.00%	1.00%	1.30%	19.36%	19.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Capital Income Builder, Class 2
2023	594	$12.40	$13.56	$7,613	2.93%	0.75%	0.90%	8.20%	8.04%
2022	611	11.46	12.55	7,250	2.82%	0.75%	0.90%	(7.82)%	(7.96)%
2021	539	12.43	13.64	6,985	3.01%	0.75%	0.90%	14.08%	13.91%
2020	304	10.90	11.98	3,559	2.70%	0.75%	0.90%	3.54%	3.70%
2019	225	11.57	11.57	2,607	2.96%	0.90%	0.90%	16.83%	16.83%
American Funds IS Capital Income Builder, Class 4
2023	1,253	12.58	12.98	14,356	3.08%	0.30%	1.30%	8.43%	7.35%
2022	520	11.60	12.09	6,478	2.50%	0.30%	1.30%	(7.65)%	(8.58)%
2021	540	12.56	13.23	7,377	2.57%	0.30%	1.30%	14.34%	13.19%
2020	488	11.69	12.33	5,878	2.87%	1.00%	1.30%	2.76%	3.07%
2019	290	11.37	11.96	3,369	2.62%	1.00%	1.30%	16.09%	16.44%
American Funds IS Capital World Bond Fund, Class 2
2023	55	8.33	8.33	460	0.00%	0.75%	0.75%	5.34%	5.34%
2022	59	7.90	7.90	463	0.34%	0.75%	0.75%	(18.31)%	(18.31)%
American Funds IS Capital World Bond Fund, Class 4
2023	152	9.08	10.18	1,544	0.00%	0.30%	0.65%	3.94%	4.01%
American Funds IS Capital World Growth and Income Fund, Class 2
2023	498	13.10	16.35	6,859	1.87%	0.75%	0.90%	19.98%	19.80%
2022	535	10.92	13.65	6,143	2.23%	0.75%	0.90%	(17.95)%	(18.08)%
2021	508	13.30	16.66	7,143	1.93%	0.75%	0.90%	13.92%	13.74%
2020	314	11.68	14.65	4,029	1.34%	0.75%	0.90%	7.75%	7.92%
2019	155	10.82	13.59	1,990	1.80%	0.75%	0.90%	4.92%	29.96%
American Funds IS Capital World Growth and Income Fund, Class 4
2023	433	13.32	15.66	5,693	2.09%	0.30%	1.30%	20.29%	19.09%
2022	218	11.07	13.15	2,977	1.95%	0.30%	1.30%	(17.82)%	(18.64)%
2021	221	13.47	16.16	3,791	1.63%	0.30%	1.30%	14.12%	12.98%
2020	166	14.30	15.35	2,519	0.97%	1.00%	1.30%	7.14%	7.46%
2019	169	13.35	14.28	2,390	2.11%	1.00%	1.30%	29.03%	29.43%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Global Growth Fund, Class 2
2023	5,340	$14.96	$20.48	$95,730	0.88%	0.75%	0.90%	21.69%	21.50%
2022	6,061	12.29	16.86	90,605	0.64%	0.75%	0.90%	(25.30)%	(25.41)%
2021	5,130	16.46	22.60	105,373	0.34%	0.75%	0.90%	15.55%	15.37%
2020	4,437	14.24	19.59	84,204	0.33%	0.75%	0.90%	29.29%	29.49%
2019	4,697	11.00	15.15	71,124	1.15%	0.75%	0.90%	4.68%	34.06%
American Funds IS Global Growth Fund, Class 4
2023	3,656	12.56	19.36	46,866	0.93%	0.30%	1.30%	21.93%	20.71%
2022	952	10.30	16.04	14,451	0.40%	0.30%	1.30%	(25.14)%	(25.89)%
2021	874	13.76	21.64	18,614	0.22%	0.30%	1.30%	15.79%	14.63%
2020	838	18.40	18.88	15,643	0.15%	1.00%	1.30%	28.48%	28.87%
2019	747	14.28	14.69	10,918	1.00%	1.00%	1.30%	33.12%	33.53%
American Funds IS Global Small Capitalization Fund, Class 2
2023	594	12.10	14.11	7,484	0.27%	0.75%	0.90%	15.30%	15.13%
2022	592	10.49	12.26	6,483	0.00%	0.75%	0.90%	(30.08)%	(30.19)%
2021	457	15.00	17.55	7,236	0.00%	0.75%	0.90%	5.94%	5.78%
2020	284	14.16	16.60	4,409	0.13%	0.75%	0.90%	28.56%	28.75%
2019	188	11.00	12.91	2,383	0.16%	0.75%	0.90%	4.01%	30.34%
American Funds IS Global Small Capitalization Fund, Class 4
2023	164	11.17	13.33	1,807	0.03%	0.30%	1.30%	15.44%	14.29%
2022	34	9.68	11.66	392	0.00%	0.30%	1.30%	(29.90)%	(30.60)%
2021	17	13.81	16.80	283	0.00%	0.30%	1.30%	6.11%	5.04%
2020	20	15.99	15.99	314	0.12%	1.30%	1.30%	27.71%	27.71%
2019	19	12.52	12.52	243	0.01%	1.30%	1.30%	29.54%	29.54%
American Funds IS Growth Fund, Class 2
2023	3,180	19.25	30.58	66,705	0.36%	0.75%	0.90%	37.45%	37.24%
2022	3,276	14.00	22.28	51,021	0.33%	0.75%	0.90%	(30.46)%	(30.57)%
2021	2,353	20.14	32.09	54,975	0.25%	0.75%	0.90%	21.08%	20.89%
2020	1,249	15.99	26.54	27,688	0.28%	0.75%	0.90%	50.71%	50.94%
2019	824	11.02	17.61	14,503	0.78%	0.75%	0.90%	4.22%	29.60%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth Fund, Class 4
2023	4,571	$14.97	$28.90	$74,959	0.18%	0.30%	1.30%	37.72%	36.35%
2022	2,121	10.87	21.19	37,934	0.09%	0.30%	1.30%	(30.32)%	(31.02)%
2021	2,489	15.60	30.73	67,204	0.07%	0.30%	1.30%	21.32%	20.10%
2020	1,874	12.86	25.58	41,912	0.31%	0.30%	1.30%	49.75%	50.20%
2019	986	14.79	17.08	14,785	0.69%	1.00%	1.30%	28.75%	29.14%
American Funds IS Growth-Income Fund, Class 2
2023	1,257	15.55	19.88	19,940	1.38%	0.75%	0.90%	25.20%	25.01%
2022	1,291	12.42	15.90	16,383	1.40%	0.75%	0.90%	(17.12)%	(17.24)%
2021	916	14.99	19.22	14,196	1.39%	0.75%	0.90%	23.17%	22.98%
2020	287	12.17	15.63	3,905	1.42%	0.75%	0.90%	12.52%	12.69%
2019	114	10.80	13.89	1,582	1.82%	0.75%	0.90%	3.72%	25.00%
American Funds IS Growth-Income Fund, Class 4
2023	2,433	14.77	19.03	35,023	1.45%	0.30%	1.30%	25.45%	24.20%
2022	909	11.77	15.32	14,625	1.02%	0.30%	1.30%	(16.96)%	(17.79)%
2021	929	14.18	18.63	18,344	1.00%	0.30%	1.30%	23.43%	22.19%
2020	828	15.25	16.27	13,411	1.48%	1.00%	1.30%	11.78%	12.12%
2019	518	13.64	14.51	7,471	1.93%	1.00%	1.30%	24.22%	24.60%
American Funds IS International Fund, Class 2
2023	852	10.76	12.16	9,669	1.30%	0.75%	0.90%	14.98%	14.81%
2022	932	9.36	10.59	9,242	1.71%	0.75%	0.90%	(21.38)%	(21.50)%
2021	827	11.90	13.49	10,508	2.95%	0.75%	0.90%	(2.23)%	(2.38)%
2020	535	12.17	13.82	7,211	0.61%	0.75%	0.90%	12.95%	13.12%
2019	420	10.76	12.24	5,144	1.55%	0.75%	0.90%	4.35%	21.78%
American Funds IS International Fund, Class 4
2023	656	10.97	11.49	6,918	2.12%	0.30%	1.30%	15.21%	14.06%
2022	53	9.52	10.08	535	1.64%	0.30%	1.30%	(21.26)%	(22.05)%
2021	33	12.09	12.93	420	2.46%	0.30%	1.30%	(2.01)%	(2.99)%
2020	29	13.32	13.32	392	0.39%	1.30%	1.30%	12.18%	12.18%
2019	30	11.88	11.88	351	1.41%	1.30%	1.30%	21.07%	21.07%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS International Growth and Income Fund, Class 2
2023	112	$9.38	$9.38	$1,048	2.46%	0.75%	0.75%	14.90%	14.90%
2022	112	8.16	8.16	913	5.60%	0.75%	0.75%	(15.88)%	(15.88)%
2021	1	9.71	9.71	10	0.00%	0.75%	0.75%	1.08%	1.08%
American Funds IS International Growth and Income Fund, Class 4
2023	78	10.66	10.57	832	4.94%	0.65%	1.20%	6.29%	5.84%
American Funds IS New World Fund, Class 2
2023	721	12.33	14.97	9,511	1.44%	0.75%	0.90%	15.13%	14.96%
2022	760	10.71	13.02	8,784	1.29%	0.75%	0.90%	(22.68)%	(22.80)%
2021	659	13.85	16.86	9,954	0.99%	0.75%	0.90%	4.14%	3.98%
2020	384	13.30	16.22	5,933	0.06%	0.75%	0.90%	22.47%	22.66%
2019	320	10.84	13.24	4,201	0.99%	0.75%	0.90%	4.19%	27.98%
American Funds IS New World Fund, Class 4
2023	70	11.43	14.15	798	1.72%	0.30%	1.30%	15.32%	14.17%
2022	30	9.91	12.39	337	1.01%	0.30%	1.30%	(22.49)%	(23.26)%
2021	23	12.79	16.15	362	0.65%	0.30%	1.30%	4.32%	3.27%
2020	23	15.64	15.64	366	0.03%	1.30%	1.30%	21.69%	21.69%
2019	19	12.85	12.85	250	0.94%	1.30%	1.30%	27.14%	27.14%
American Funds IS The Bond Fund of America, Class 2
2023	4,129	9.81	10.50	40,678	3.64%	0.75%	0.90%	4.23%	4.08%
2022	3,461	9.41	10.09	32,758	3.58%	0.75%	0.90%	(13.23)%	(13.36)%
2021	1,698	10.85	11.64	18,660	1.90%	0.75%	0.90%	(1.05)%	(1.20)%
2020	557	10.96	11.79	6,314	2.42%	0.75%	0.90%	8.75%	8.91%
2019	261	10.06	10.84	2,829	2.79%	0.75%	0.90%	0.27%	8.37%
American Funds IS The Bond Fund of America, Class 4
2023	3,728	9.20	10.04	37,465	5.25%	0.30%	1.30%	4.41%	3.37%
2022	867	8.81	9.71	8,478	2.90%	0.30%	1.30%	(13.01)%	(13.88)%
2021	715	10.13	11.28	8,143	1.41%	0.30%	1.30%	(0.88)%	(1.88)%
2020	482	11.49	11.73	5,619	2.34%	1.00%	1.30%	7.96%	8.29%
2019	201	10.65	10.83	2,164	2.87%	1.00%	1.30%	7.66%	7.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS U.S. Government Securities Fund, Class 2
2023	386	$9.71	$10.01	$3,776	3.84%	0.75%	0.90%	2.12%	1.97%
2022	346	9.51	9.81	3,304	3.76%	0.75%	0.90%	(11.62)%	(11.75)%
2021	336	10.76	11.12	3,644	1.68%	0.75%	0.90%	(1.37)%	(1.52)%
2020	167	10.91	11.29	1,846	1.84%	0.75%	0.90%	8.82%	8.98%
2019	57	10.38	10.38	586	2.28%	0.90%	0.90%	4.37%	4.37%
American Funds IS U.S. Government Securities Fund, Class 4
2023	757	9.00	9.57	7,395	4.60%	0.30%	1.30%	2.31%	1.29%
2022	424	8.80	9.45	4,042	3.24%	0.30%	1.30%	(11.46)%	(12.35)%
2021	466	9.94	10.78	5,068	0.90%	0.30%	1.30%	(1.17)%	(2.16)%
2020	667	11.02	11.21	7,444	2.57%	1.00%	1.30%	8.06%	8.39%
2019	80	10.20	10.34	817	2.18%	1.00%	1.30%	3.78%	4.09%
American Funds IS Washington Mutual Investors Fund, Class 2
2023	2,463	15.77	20.10	42,268	1.87%	0.75%	0.90%	16.41%	16.24%
2022	2,557	13.54	17.29	38,161	1.90%	0.75%	0.90%	(9.14)%	(9.27)%
2021	2,381	14.91	19.06	39,893	1.64%	0.75%	0.90%	26.82%	26.63%
2020	1,548	11.75	15.05	21,924	1.71%	0.75%	0.90%	7.71%	7.87%
2019	1,138	10.90	13.97	15,902	2.16%	0.75%	0.90%	4.28%	20.29%
American Funds IS Washington Mutual Investors Fund, Class 4
2023	1,383	15.77	19.01	16,839	2.59%	0.30%	1.30%	16.62%	15.46%
2022	195	13.52	16.46	3,041	1.68%	0.30%	1.30%	(8.96)%	(9.87)%
2021	182	14.85	18.26	3,297	1.32%	0.30%	1.30%	27.13%	25.86%
2020	168	14.51	14.51	2,441	1.50%	1.30%	1.30%	7.06%	7.06%
2019	136	13.55	13.55	1,837	2.06%	1.30%	1.30%	19.46%	19.46%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2023	1,162	10.90	10.47	12,181	2.87%	0.65%	1.30%	11.48%	13.82%
2022	340	8.57	9.20	2,986	3.22%	0.75%	1.30%	(15.67)%	(16.14)%
2021	57	11.00	10.97	629	1.62%	1.00%	1.30%	3.22%	2.96%
BlackRock Advantage SMID Cap V.I. Fund, Class III
2023	15	11.40	11.40	172	190.48%	0.65%	0.65%	12.03%	12.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BlackRock Global Allocation V.I. Fund, Class III
2023	2,844	$9.93	$9.65	$27,312	3.36%	0.30%	1.30%	12.15%	11.03%
2022	1,517	8.85	8.69	12,534	0.00%	0.30%	1.30%	(16.32)%	(17.16)%
2021	84	9.85	10.49	862	0.40%	0.75%	1.30%	(5.82)%	0.34%
BlackRock International V.I. Fund, Class I
2023	145	9.15	10.66	1,416	1.39%	0.30%	1.20%	18.67%	11.17%
2022	57	7.71	7.03	405	1.43%	0.30%	0.75%	(24.84)%	(25.18)%
2021	8	9.39	9.39	75	0.00%	0.75%	0.75%	0.00%	0.00%
Calvert VP SRI Balanced Portfolio
2023	36	29.16	31.68	1,198	1.60%	0.85%	1.55%	15.83%	15.02%
2022	38	25.17	27.55	1,079	1.03%	0.85%	1.55%	(16.13)%	(16.72)%
2021	46	30.02	33.08	1,595	1.16%	0.85%	1.55%	14.14%	13.34%
2020	49	26.30	31.15	1,488	1.48%	0.85%	1.55%	13.48%	14.28%
2019	50	23.01	27.37	1,337	1.57%	0.85%	1.55%	22.48%	23.35%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2023	31	13.01	12.64	374	2.10%	0.30%	1.30%	13.67%	12.53%
2022	18	11.44	11.23	203	1.95%	0.30%	1.30%	(8.51)%	(9.42)%
2021	4	12.43	12.40	45	0.98%	1.00%	1.30%	10.96%	10.68%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2023	69	11.85	11.75	805	0.00%	1.00%	1.30%	42.23%	41.80%
2022	18	8.33	8.28	147	0.00%	1.00%	1.30%	(33.09)%	(33.29)%
2021	11	12.45	12.42	131	0.00%	1.00%	1.30%	13.64%	13.36%
ClearBridge Variable Mid Cap Portfolio, Class II
2023	1,836	35.08	22.98	47,333	0.02%	0.60%	1.75%	11.95%	10.66%
2022	1,068	31.33	20.77	24,485	0.06%	0.60%	1.75%	(25.95)%	(26.80)%
2021	2,032	42.31	28.37	66,543	0.03%	0.60%	1.75%	27.62%	26.14%
2020	2,339	12.27	33.16	62,964	0.03%	0.60%	1.75%	13.09%	14.41%
2019	2,806	19.89	28.98	66,938	0.50%	0.60%	1.75%	30.33%	31.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Small Cap Growth Portfolio, Class II
2023	640	$11.22	$27.99	$17,582	0.00%	0.30%	1.75%	7.80%	6.24%
2022	486	10.41	26.34	12,106	0.00%	0.30%	1.75%	(29.22)%	(30.25)%
2021	540	14.71	37.77	20,778	0.00%	0.30%	1.75%	11.98%	10.35%
2020	657	15.32	52.71	26,813	0.00%	0.60%	1.75%	40.42%	42.05%
2019	847	24.38	37.10	25,189	0.00%	0.60%	1.75%	24.34%	25.79%
Columbia VP Balanced Fund, Class 2
2023	568	11.40	10.89	6,273	0.00%	0.65%	1.30%	16.13%	19.53%
2022	188	8.32	9.11	1,668	0.00%	0.75%	1.30%	(17.49)%	(17.94)%
2021	140	11.13	11.10	1,552	0.00%	1.00%	1.30%	5.38%	5.12%
Columbia VP Emerging Markets Bond Fund, Class 2
2023	50	10.57	8.80	501	6.17%	0.65%	0.75%	8.32%	9.20%
2022	13	8.06	8.06	106	3.30%	0.75%	0.75%	(16.79)%	(16.79)%
Columbia VP Intermediate Bond Fund, Class 2
2023	240	8.74	8.50	2,053	2.38%	0.30%	1.30%	5.77%	4.71%
2022	109	8.26	8.11	890	3.65%	0.30%	1.30%	(17.47)%	(18.29)%
2021	36	9.95	9.93	357	0.79%	1.00%	1.30%	(0.89)%	(1.14)%
Columbia VP Limited Duration Credit Fund, Class 2
2023	71	9.88	9.60	706	4.02%	0.30%	1.30%	6.34%	5.28%
2022	28	9.29	9.12	259	0.62%	0.30%	1.30%	(6.64)%	(7.57)%
2021	2	9.95	9.89	17	0.15%	0.30%	1.00%	(1.09)%	(1.66)%
Columbia VP Select Mid Cap Value Fund, Class 2
2023	117	11.69	10.04	1,250	0.00%	0.30%	1.20%	9.72%	3.38%
2022	59	10.65	10.52	596	0.00%	0.30%	1.00%	(9.93)%	(10.56)%
2021	7	11.83	11.76	83	0.00%	0.30%	1.00%	13.40%	12.76%
Columbia VP Seligman Global Technology Fund, Class 2
2023	23	10.98	10.98	253	0.00%	1.20%	1.20%	18.20%	18.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Strategic Income Fund, Class 2
2023	1,531	$10.47	$9.38	$15,022	3.60%	0.65%	1.30%	6.79%	7.79%
2022	673	8.68	8.70	5,875	2.23%	0.75%	1.30%	(12.18)%	(12.66)%
2021	39	9.88	9.96	389	0.38%	0.75%	1.30%	(1.47)%	(0.66)%
Dimensional VA Equity Allocation Portfolio, Institutional
2023	20	15.94	15.94	324	2.86%	0.30%	0.30%	19.79%	19.79%
2022	8	13.30	13.30	108	3.02%	0.30%	0.30%	(13.94)%	(13.94)%
2021	2	15.46	15.46	25	2.01%	0.30%	0.30%	8.40%	8.40%
Dimensional VA Global Bond Portfolio
2023	145	9.68	9.68	1,405	4.83%	0.30%	0.30%	4.74%	4.74%
2022	88	9.25	9.25	817	1.76%	0.30%	0.30%	(6.61)%	(6.61)%
2021	70	9.90	9.90	696	0.71%	0.30%	0.30%	(1.31)%	(1.31)%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2023	42	13.36	13.36	566	2.80%	0.30%	0.30%	14.38%	14.38%
2022	43	11.68	11.68	501	1.74%	0.30%	0.30%	(11.22)%	(11.22)%
2021	28	13.16	13.16	369	1.42%	0.30%	0.30%	10.82%	10.82%
Dimensional VA International Small Portfolio
2023	80	13.53	13.53	1,083	3.59%	0.30%	0.30%	13.77%	13.77%
2022	57	11.89	11.89	672	3.33%	0.30%	0.30%	(17.89)%	(17.89)%
2021	27	14.48	14.48	395	4.86%	0.30%	0.30%	14.22%	14.22%
2020	-	12.68	12.68	1,901	0.00%	0.30%	0.30%	16.67%	16.67%
Dimensional VA International Value Portfolio
2023	90	16.31	16.31	1,462	5.44%	0.30%	0.30%	17.51%	17.51%
2022	73	13.88	13.88	1,016	5.32%	0.30%	0.30%	(3.75)%	(3.75)%
2021	31	14.42	14.42	444	7.49%	0.30%	0.30%	17.76%	17.76%
2020	-	12.25	12.25	3,773	0.00%	0.30%	0.30%	17.27%	17.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA Short-Term Fixed Portfolio
2023	218	$10.25	$10.25	$2,239	5.06%	0.30%	0.30%	4.67%	4.67%
2022	92	9.79	9.79	900	1.44%	0.30%	0.30%	(1.45)%	(1.45)%
2021	45	9.94	9.94	445	0.01%	0.30%	0.30%	(0.49)%	(0.49)%
2020	2	9.99	9.99	18,246	0.59%	0.30%	0.30%	(0.09)%	(0.09)%
Dimensional VA US Large Value Portfolio
2023	213	16.53	16.53	3,516	2.57%	0.30%	0.30%	10.59%	10.59%
2022	159	14.94	14.94	2,370	2.77%	0.30%	0.30%	(5.16)%	(5.16)%
2021	93	15.76	15.76	1,472	3.13%	0.30%	0.30%	26.66%	26.66%
2020	1	12.44	12.44	17,930	0.00%	0.30%	0.30%	15.04%	15.04%
Dimensional VA US Targeted Value Portfolio
2023	90	22.60	22.60	2,041	1.87%	0.30%	0.30%	19.67%	19.67%
2022	68	18.88	18.88	1,276	1.62%	0.30%	0.30%	(4.50)%	(4.50)%
2021	36	19.77	19.77	703	1.30%	0.30%	0.30%	33.43%	33.43%
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2
2023	781	10.84	10.67	8,435	4.61%	0.65%	1.20%	12.66%	1.40%
2022	9	8.25	8.25	76	2.18%	0.75%	0.75%	(17.67)%	(17.67)%
Fidelity VIP Asset Manager Portfolio, Service Class 2
2023	62	10.64	10.04	643	3.60%	0.65%	1.30%	9.85%	11.19%
2022	13	8.95	9.03	115	2.36%	1.20%	1.30%	3.47%	(16.25)%
2021	7	10.80	10.78	77	1.37%	1.00%	1.30%	2.74%	2.48%
Fidelity VIP Balanced Portfolio, Service Class 2
2023	3,920	11.35	11.03	41,456	1.83%	0.30%	1.30%	20.87%	19.66%
2022	1,996	9.39	9.22	17,083	1.38%	0.30%	1.30%	(18.43)%	(19.25)%
2021	395	10.26	11.42	4,441	0.35%	0.75%	1.30%	(2.52)%	8.48%
Fidelity VIP Bond Index Portfolio
2023	396	10.14	10.04	3,870	3.71%	0.65%	1.20%	2.48%	2.60%
2022	57	8.47	8.47	483	2.34%	0.75%	0.75%	(14.03)%	(14.03)%
2021	2	9.85	9.85	17	0.00%	0.75%	0.75%	0.27%	0.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Contrafund Portfolio, Service Class 2
2023	7,432	$43.87	$33.33	$268,826	0.27%	0.60%	1.75%	32.32%	30.80%
2022	4,991	33.15	25.49	143,936	0.17%	0.60%	1.75%	(26.93)%	(27.77)%
2021	8,858	45.37	35.28	356,344	0.03%	0.60%	1.75%	26.75%	25.28%
2020	9,484	13.91	50.62	319,766	0.08%	0.60%	1.75%	27.96%	29.45%
2019	11,442	10.76	39.18	304,718	0.25%	0.60%	1.75%	3.53%	30.49%
Fidelity VIP Energy Portfolio, Service Class 2
2023	88	18.30	17.79	1,425	2.66%	0.30%	1.30%	0.40%	(0.60)%
2022	85	18.23	17.90	1,502	2.98%	0.30%	1.30%	62.38%	60.76%
2021	26	11.16	11.13	294	2.56%	1.00%	1.30%	10.05%	9.77%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2023	157	29.80	24.70	5,183	1.71%	0.60%	1.65%	9.72%	8.56%
2022	171	27.16	22.75	5,154	1.57%	0.60%	1.65%	(5.81)%	(6.80)%
2021	200	28.84	24.41	6,468	1.65%	0.60%	1.65%	23.86%	22.55%
2020	239	19.92	36.57	6,349	1.44%	0.60%	1.65%	4.69%	5.80%
2019	280	19.03	34.64	6,986	1.85%	0.60%	1.65%	25.01%	26.34%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2023	20	10.59	9.39	197	2.32%	0.65%	0.75%	4.23%	16.23%
2022	7	8.08	8.08	53	1.70%	0.75%	0.75%	(18.91)%	(18.91)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2
2023	33	$20.24	$17.13	$670	2.91%	0.60%	1.65%	9.98%	8.82%
2022	52	18.41	15.74	940	1.93%	0.60%	1.65%	(15.30)%	(16.19)%
2021	63	21.73	18.78	1,374	0.95%	0.60%	1.65%	6.75%	5.62%
2020	51	17.78	26.18	1,081	1.00%	0.60%	1.65%	11.69%	12.88%
2019	53	15.92	23.23	991	1.81%	0.60%	1.65%	16.03%	17.27%
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2
2023	109	21.17	17.91	2,345	2.98%	0.60%	1.65%	11.55%	10.38%
2022	116	18.98	16.23	2,240	1.77%	0.60%	1.65%	(16.47)%	(17.35)%
2021	118	22.72	19.63	2,729	0.82%	0.60%	1.65%	8.61%	7.46%
2020	128	18.27	28.86	2,844	1.02%	0.60%	1.65%	12.83%	14.03%
2019	136	16.19	25.36	2,659	1.82%	0.60%	1.65%	17.90%	19.16%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2023	129	9.90	9.82	1,273	3.93%	1.00%	1.30%	6.94%	6.62%
2022	110	9.26	9.21	1,014	2.79%	1.00%	1.30%	(10.66)%	(10.93)%
2021	54	10.36	10.34	562	0.74%	1.00%	1.30%	0.54%	0.29%
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2023	97	10.72	10.72	1,036	6.74%	0.65%	0.65%	9.94%	9.94%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2023	73	10.92	10.79	789	1.61%	0.65%	1.30%	8.93%	15.96%
2022	59	8.29	9.30	547	0.93%	0.75%	1.30%	(17.81)%	(18.27)%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2023	3	11.19	11.19	34	4.59%	1.20%	1.20%	11.84%	11.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Growth Portfolio, Service Class 2
2023	48	$58.93	$48.84	$2,785	0.00%	0.60%	1.65%	35.08%	33.66%
2022	55	43.62	36.54	2,364	0.34%	0.60%	1.65%	(25.10)%	(25.88)%
2021	64	58.24	49.30	3,652	0.00%	0.60%	1.65%	22.17%	20.88%
2020	69	40.79	70.60	3,260	0.05%	0.60%	1.65%	41.19%	42.69%
2019	108	28.89	49.58	3,610	0.05%	0.60%	1.65%	31.77%	33.17%
Fidelity VIP Health Care Portfolio, Service Class 2
2023	181	10.06	9.78	1,755	0.00%	0.30%	1.30%	3.70%	2.67%
2022	102	9.70	9.52	960	0.00%	0.30%	1.30%	(12.88)%	(13.75)%
2021	18	11.07	11.04	197	0.00%	1.00%	1.30%	2.97%	2.71%
Fidelity VIP High Income Portfolio, Service Class 2
2023	3	10.63	10.63	31	40.88%	1.20%	1.20%	4.70%	4.70%
Fidelity VIP Index 500 Portfolio, Service Class 2
2023	18,406	44.75	35.84	640,855	1.24%	0.60%	1.75%	25.13%	23.69%
2022	9,610	35.76	28.98	248,696	0.74%	0.60%	1.75%	(18.91)%	(19.84)%
2021	23,448	44.10	36.15	890,425	1.04%	0.60%	1.75%	27.49%	26.02%
2020	23,472	12.65	49.15	745,454	1.36%	0.60%	1.75%	15.89%	17.24%
2019	28,900	10.81	42.01	804,290	2.12%	0.60%	1.75%	3.82%	30.23%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2023	44	10.92	11.14	483	0.81%	0.30%	1.20%	8.83%	17.98%
Fidelity VIP International Index Portfolio, Service Class 2
2023	152	10.62	9.29	1,555	4.04%	0.65%	0.75%	14.00%	15.01%
2022	27	8.08	8.08	216	3.96%	0.75%	0.75%	(16.84)%	(16.84)%
2021	2	9.71	9.71	22	0.00%	0.75%	0.75%	(0.00)%	(0.00)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2023	21,580	$9.25	$10.53	$255,514	2.51%	0.30%	1.75%	5.68%	4.15%
2022	21,625	8.75	10.11	246,236	2.03%	0.30%	1.75%	(13.47)%	(14.73)%
2021	22,092	10.11	11.86	297,519	1.87%	0.30%	1.75%	(1.19)%	(2.63)%
2020	19,427	10.91	17.94	272,123	2.01%	0.60%	1.75%	7.26%	8.51%
2019	20,226	10.07	16.54	262,913	2.53%	0.60%	1.75%	0.23%	8.75%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2023	7,277	16.27	23.77	218,317	0.42%	0.30%	1.75%	14.46%	12.80%
2022	4,992	14.21	21.07	137,923	0.20%	0.30%	1.75%	(15.22)%	(16.45)%
2021	9,383	16.77	25.22	298,885	0.35%	0.30%	1.75%	24.93%	23.12%
2020	11,533	12.66	42.72	300,209	0.34%	0.60%	1.75%	15.81%	17.16%
2019	14,516	17.69	36.63	323,571	0.84%	0.60%	1.75%	21.02%	22.43%
Fidelity VIP Strategic Income Portfolio, Service Class 2
2023	3	10.46	10.46	32	70.71%	1.20%	1.20%	4.98%	4.98%
Fidelity VIP Target Volatility Portfolio, Service Class 2
2023	37	10.41	10.33	380	3.42%	1.00%	1.30%	5.36%	12.45%
2022	10	8.99	9.18	89	2.40%	1.20%	1.30%	(1.63)%	(16.75)%
2021	6	11.03	11.03	62	0.00%	1.30%	1.30%	2.62%	2.62%
Fidelity VIP Technology Portfolio, Initial Class
2023	505	13.98	11.46	6,909	0.26%	0.65%	1.20%	35.91%	20.27%
2022	25	6.78	6.78	167	0.00%	0.75%	0.75%	(36.34)%	(36.34)%
Fidelity VIP Total Market Index Portfolio
2023	270	11.70	10.34	2,885	1.07%	0.65%	0.75%	21.46%	24.77%
2022	172	8.29	8.29	1,423	2.54%	0.75%	0.75%	(20.01)%	(20.01)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Utilities Portfolio, Initial Class
2023	23	$10.09	$10.88	$237	3.72%	0.65%	0.75%	0.49%	(1.77)%
2022	6	11.08	11.08	67	1.63%	0.75%	0.75%	4.63%	4.63%
Fidelity VIP Value Strategies Portfolio, Service Class 2
2023	94	11.41	11.52	1,073	1.14%	0.30%	0.75%	20.25%	19.71%
2022	59	9.49	9.63	569	0.89%	0.30%	0.75%	2.66%	(7.41)%
Franklin DynaTech VIP Fund
2023	2,023	39.69	30.18	51,287	0.00%	0.60%	1.75%	42.91%	41.27%
2022	1,426	27.77	21.36	22,952	0.00%	0.60%	1.75%	(40.32)%	(41.01)%
2021	1,453	46.54	36.21	50,142	0.00%	0.60%	1.75%	15.45%	14.12%
2020	1,184	15.07	53.95	43,345	0.00%	0.60%	1.75%	42.36%	44.02%
2019	1,372	22.29	37.53	35,750	0.00%	0.60%	1.75%	28.87%	30.38%
Franklin Income VIP Fund, Class 2
2023	6,958	13.41	16.32	139,933	5.52%	0.30%	1.75%	8.30%	6.73%
2022	5,291	12.38	15.29	103,413	4.13%	0.30%	1.75%	(5.76)%	(7.12)%
2021	8,997	13.13	16.46	185,425	4.73%	0.30%	1.75%	16.40%	14.72%
2020	9,954	10.35	24.74	179,434	3.40%	0.60%	1.75%	(1.07)%	0.09%
2019	11,530	14.51	24.77	208,678	6.48%	0.60%	1.75%	14.03%	15.36%
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2
2022	-	-	-	-	0.00%	1.00%	1.75%	(13.40)%	(13.81)%
2021	1,464	12.07	12.82	19,309	2.32%	1.00%	1.75%	11.52%	10.68%
2020	1,567	10.82	12.05	18,608	1.43%	1.00%	1.75%	(9.92)%	(9.23)%
2019	1,959	11.92	13.32	25,721	2.02%	1.00%	1.75%	13.49%	14.36%
Franklin Mutual Global Discovery VIP Fund, Class 2
2023	249	13.62	13.77	3,507	2.42%	0.75%	1.30%	19.41%	18.75%
2022	278	11.40	11.60	3,281	1.34%	0.75%	1.30%	(5.46)%	(5.98)%
2021	320	12.06	12.33	3,994	3.29%	0.75%	1.30%	18.24%	17.58%
2020	180	10.20	11.03	1,938	1.91%	0.75%	1.30%	(5.70)%	(5.18)%
2019	192	10.76	11.66	2,169	1.58%	0.75%	1.30%	3.63%	23.25%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Mutual Shares VIP Fund, Class 2
2023	20,610	$22.56	$19.15	$447,846	2.00%	0.60%	1.75%	12.79%	11.49%
2022	18,330	20.00	17.17	354,552	1.34%	0.60%	1.75%	(7.99)%	(9.05)%
2021	28,009	21.74	18.88	593,134	2.90%	0.60%	1.75%	18.45%	17.09%
2020	32,911	10.11	26.37	597,023	1.70%	0.60%	1.75%	(6.70)%	(5.61)%
2019	34,090	10.73	28.00	660,473	2.23%	0.60%	1.75%	3.40%	21.84%
Franklin Rising Dividends VIP Fund, Class 2
2023	10,167	15.08	31.50	300,428	0.96%	0.30%	1.75%	11.74%	10.12%
2022	9,167	13.50	28.60	282,597	0.46%	0.30%	1.75%	(10.84)%	(12.13)%
2021	10,145	15.14	32.55	368,754	0.87%	0.30%	1.75%	26.41%	24.57%
2020	11,441	12.25	44.85	341,603	0.83%	0.60%	1.75%	13.94%	15.27%
2019	14,143	10.64	38.99	371,083	1.59%	0.60%	1.75%	3.55%	28.46%
Franklin Small Cap Value VIP Fund, Class 2
2023	1,797	16.66	24.91	44,135	0.50%	0.30%	1.75%	12.41%	10.78%
2022	1,208	14.82	22.49	31,949	0.79%	0.30%	1.75%	(10.33)%	(11.63)%
2021	1,576	36.77	25.45	48,020	1.06%	0.60%	1.75%	24.61%	23.18%
2020	1,881	11.43	29.50	47,671	1.05%	0.60%	1.75%	3.35%	4.56%
2019	2,009	19.99	28.22	49,170	0.91%	0.60%	1.75%	24.14%	25.59%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2023	1,199	11.69	26.86	34,210	0.00%	0.30%	1.75%	26.36%	24.53%
2022	930	9.25	21.57	21,330	0.00%	0.30%	1.75%	(33.89)%	(34.85)%
2021	1,059	43.78	33.11	38,855	0.00%	0.60%	1.75%	9.35%	8.09%
2020	1,303	16.43	59.75	47,230	0.00%	0.60%	1.75%	52.38%	54.16%
2019	1,464	20.10	38.84	35,347	0.00%	0.60%	1.75%	29.14%	30.65%
Franklin Strategic Income VIP Fund, Class 2
2023	550	9.98	10.12	5,711	4.69%	0.75%	1.30%	7.37%	6.78%
2022	608	9.29	9.47	5,907	4.11%	0.75%	1.30%	(11.42)%	(11.91)%
2021	606	10.49	10.75	6,665	3.33%	0.75%	1.30%	1.34%	0.78%
2020	487	10.35	11.04	5,359	6.31%	0.75%	1.30%	2.09%	2.65%
2019	162	10.45	10.78	1,741	4.17%	0.90%	1.30%	6.65%	7.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin U.S. Government Securities VIP Fund, Class 2
2023	30,071	$12.59	$8.84	$311,693	2.69%	0.60%	1.75%	3.84%	2.65%
2022	33,272	12.13	8.61	332,953	2.34%	0.60%	1.75%	(10.29)%	(11.33)%
2021	37,380	13.52	9.71	419,387	2.49%	0.60%	1.75%	(2.42)%	(3.54)%
2020	35,725	10.07	13.85	413,139	3.31%	0.60%	1.75%	2.02%	3.21%
2019	40,081	9.87	13.42	449,989	2.89%	0.60%	1.75%	(0.14)%	4.60%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2023	2,680	8.92	9.95	26,987	2.80%	0.30%	1.30%	5.51%	4.46%
2022	2,779	8.46	9.53	26,759	1.41%	0.30%	1.30%	(14.53)%	(15.39)%
2021	2,895	9.89	11.26	32,932	1.13%	0.30%	1.30%	(2.52)%	(3.50)%
2020	2,482	10.15	11.93	29,345	1.96%	0.30%	1.30%	7.98%	8.58%
2019	2,565	10.80	11.01	28,074	2.56%	0.90%	1.30%	7.59%	8.02%
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
2023	873	21.79	23.45	17,825	2.63%	0.60%	1.80%	18.00%	16.58%
2022	997	18.47	20.11	17,275	2.93%	0.60%	1.80%	(14.07)%	(15.11)%
2021	1,092	21.49	23.69	22,272	2.80%	0.60%	1.80%	11.50%	10.15%
2020	1,247	14.52	24.14	22,861	1.41%	0.60%	1.80%	4.89%	6.17%
2019	1,350	13.74	22.89	23,424	2.44%	0.60%	1.80%	16.32%	17.74%
Goldman Sachs VIT International Equity Insights Fund, Service Shares
2023	2,203	13.49	13.62	31,255	2.22%	0.70%	1.75%	17.60%	16.36%
2022	2,318	11.47	11.70	28,015	2.65%	0.70%	1.75%	(14.32)%	(15.22)%
2021	2,598	13.39	13.80	36,780	2.50%	0.70%	1.75%	11.03%	9.86%
2020	3,156	10.81	20.90	40,321	1.19%	0.70%	1.75%	4.68%	5.80%
2019	3,453	10.30	19.77	41,920	2.21%	0.70%	1.75%	16.17%	17.41%
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2023	737	35.80	50.57	31,558	1.74%	0.60%	1.80%	12.34%	10.99%
2022	825	31.87	45.57	31,618	1.25%	0.60%	1.80%	(6.93)%	(8.05)%
2021	932	34.24	49.55	38,616	1.14%	0.60%	1.80%	23.39%	21.90%
2020	1,080	23.92	45.64	36,513	1.23%	0.60%	1.80%	2.11%	3.36%
2019	1,202	23.26	44.44	39,851	1.48%	0.60%	1.80%	23.66%	25.17%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT Large Cap Value Fund, Service Shares
2023	3,190	$24.28	$23.90	$81,167	1.46%	0.70%	1.75%	11.92%	10.74%
2022	3,531	21.69	21.58	80,364	1.00%	0.70%	1.75%	(7.22)%	(8.20)%
2021	4,368	23.38	23.51	107,945	0.88%	0.70%	1.75%	23.06%	21.76%
2020	5,198	17.03	29.85	104,778	1.04%	0.70%	1.75%	1.93%	3.02%
2019	5,556	16.67	29.00	109,299	1.22%	0.70%	1.75%	23.42%	24.74%
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2023	1,394	12.29	29.30	46,856	0.00%	0.30%	1.75%	18.09%	16.39%
2022	1,167	10.41	25.17	37,928	0.00%	0.30%	1.75%	(26.52)%	(27.59)%
2021	1,310	14.16	34.76	57,806	0.00%	0.30%	1.75%	11.14%	9.53%
2020	1,574	15.20	46.30	63,563	0.00%	0.60%	1.75%	41.79%	43.44%
2019	2,094	22.39	32.28	56,658	0.00%	0.60%	1.75%	31.72%	33.26%
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
2023	119	49.84	41.07	5,688	1.01%	0.60%	1.80%	10.75%	9.42%
2022	129	45.00	37.53	5,593	0.63%	0.60%	1.80%	(10.53)%	(11.60)%
2021	148	50.29	42.46	7,163	0.47%	0.60%	1.80%	30.17%	28.60%
2020	160	33.01	39.92	6,009	0.55%	0.60%	1.80%	6.45%	7.75%
2019	179	31.01	37.08	6,248	0.82%	0.60%	1.80%	29.16%	30.74%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2023	3,583	11.19	24.37	100,099	0.64%	0.65%	1.75%	8.60%	9.17%
2022	2,681	28.56	22.32	68,255	0.31%	0.70%	1.75%	(10.86)%	(11.80)%
2021	5,041	32.04	25.30	144,009	0.20%	0.70%	1.75%	29.66%	28.29%
2020	6,189	11.38	24.71	138,656	0.36%	0.70%	1.75%	6.30%	7.44%
2019	7,414	14.96	23.00	154,879	0.76%	0.70%	1.75%	28.88%	30.25%
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
2023	266	38.20	68.22	17,957	0.99%	0.60%	1.80%	18.56%	17.14%
2022	295	32.22	58.24	16,934	0.28%	0.60%	1.80%	(19.86)%	(20.83)%
2021	326	40.21	73.56	23,603	0.47%	0.60%	1.80%	23.05%	21.57%
2020	384	26.22	67.93	22,712	0.19%	0.60%	1.80%	6.63%	7.93%
2019	424	24.56	63.35	23,315	0.49%	0.60%	1.80%	22.60%	24.10%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2023	314	$34.00	$37.65	$10,305	0.79%	0.70%	1.65%	18.12%	17.00%
2022	334	28.78	32.18	9,515	0.08%	0.70%	1.65%	(20.20)%	(20.96)%
2021	358	36.07	40.71	12,807	0.23%	0.70%	1.65%	22.63%	21.46%
2020	458	26.36	44.02	13,503	0.00%	0.70%	1.65%	6.58%	7.61%
2019	473	24.71	40.95	13,000	0.20%	0.70%	1.65%	22.48%	23.66%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2023	415	60.44	91.45	29,770	0.00%	0.60%	1.80%	41.09%	39.40%
2022	475	42.84	65.61	24,289	0.00%	0.60%	1.80%	(32.92)%	(33.73)%
2021	505	63.86	98.99	39,127	0.00%	0.60%	1.80%	21.20%	19.73%
2020	586	41.29	92.82	37,639	0.08%	0.60%	1.80%	37.98%	39.66%
2019	693	29.71	66.89	31,617	0.29%	0.60%	1.80%	33.09%	34.72%
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2023	3,827	14.15	40.38	153,994	0.00%	0.30%	1.75%	41.23%	39.18%
2022	2,278	10.02	29.01	75,642	0.00%	0.30%	1.75%	(32.88)%	(33.86)%
2021	4,005	14.93	43.86	197,980	0.00%	0.30%	1.75%	21.19%	19.43%
2020	4,773	15.04	61.74	199,113	0.00%	0.70%	1.75%	37.66%	39.13%
2019	6,211	10.82	44.42	188,489	0.06%	0.70%	1.75%	4.23%	34.37%
Goldman Sachs VIT Trend Driven Allocation, Service Shares
2023	506	13.01	12.72	6,548	1.70%	1.00%	1.75%	14.42%	13.56%
2022	526	11.37	11.20	6,039	0.00%	1.00%	1.75%	(19.97)%	(20.57)%
2021	502	14.21	14.10	7,291	0.00%	1.00%	1.75%	15.01%	14.14%
2020	514	12.35	12.80	6,519	0.25%	1.00%	1.75%	2.29%	3.07%
2019	604	11.99	12.46	7,464	1.47%	1.00%	1.75%	9.98%	10.82%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2023	296	47.78	86.58	23,607	0.67%	0.60%	1.80%	23.07%	21.59%
2022	340	38.83	71.21	22,307	0.73%	0.60%	1.80%	(20.22)%	(21.18)%
2021	389	48.67	90.34	32,337	0.80%	0.60%	1.80%	28.63%	27.08%
2020	438	30.50	79.81	28,662	0.79%	0.60%	1.80%	15.43%	16.84%
2019	494	26.24	68.75	27,924	1.26%	0.60%	1.80%	22.96%	24.46%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2023	15	$37.99	$44.84	$680	0.45%	0.70%	1.65%	22.73%	21.56%
2022	17	30.95	36.89	647	0.55%	0.70%	1.65%	(20.46)%	(21.22)%
2021	18	38.92	46.83	872	0.57%	0.70%	1.65%	28.21%	26.99%
2020	20	27.21	47.03	740	0.58%	0.70%	1.65%	15.39%	16.50%
2019	22	23.55	40.41	736	1.02%	0.70%	1.65%	22.87%	24.05%
Guggenheim Floating Rate Strategies, Series F
2023	254	12.80	12.80	3,246	3.49%	1.00%	1.00%	10.02%	10.02%
2022	300	11.64	11.64	3,414	2.68%	1.00%	1.00%	(1.84)%	(1.84)%
2021	309	11.86	11.86	3,669	2.75%	1.00%	1.00%	1.48%	1.48%
2020	340	11.68	11.68	3,976	4.01%	1.00%	1.00%	(0.99)%	(0.99)%
2019	469	11.80	11.80	5,529	3.75%	1.00%	1.00%	6.53%	6.53%
Guggenheim Global Managed Futures Strategy Fund
2023	37	11.50	11.50	431	3.46%	1.00%	1.00%	2.77%	2.77%
2022	51	11.19	11.19	566	3.75%	1.00%	1.00%	10.18%	10.18%
2021	37	10.15	10.15	378	0.00%	1.00%	1.00%	(0.07)%	(0.07)%
2020	190	10.16	10.16	1,929	7.53%	1.00%	1.00%	1.57%	1.57%
2019	168	10.00	10.00	1,685	0.36%	1.00%	1.00%	7.06%	7.06%
Guggenheim Long Short Equity Fund
2023	13	13.27	13.27	166	0.17%	1.00%	1.00%	11.63%	11.63%
2022	11	11.88	11.88	130	0.41%	1.00%	1.00%	(15.24)%	(15.24)%
2021	12	14.02	14.02	168	0.86%	1.00%	1.00%	22.56%	22.56%
2020	15	11.44	11.44	167	0.67%	1.00%	1.00%	3.88%	3.88%
2019	22	11.01	11.01	243	0.49%	1.00%	1.00%	4.48%	4.48%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Guggenheim Multi-Hedge Strategies Fund
2023	44	$11.76	$11.76	$517	2.83%	1.00%	1.00%	3.33%	3.33%
2022	54	11.38	11.38	619	1.28%	1.00%	1.00%	(4.36)%	(4.36)%
2021	60	11.90	11.90	712	0.00%	1.00%	1.00%	7.02%	7.02%
2020	106	11.12	11.12	1,183	1.66%	1.00%	1.00%	6.32%	6.32%
2019	70	10.46	10.46	728	2.38%	1.00%	1.00%	3.96%	3.96%
Invesco V.I. American Franchise Fund, Series I
2023	280	23.44	18.70	5,896	0.00%	0.70%	1.65%	39.94%	38.61%
2022	308	16.75	13.49	4,652	0.00%	0.70%	1.65%	(31.59)%	(32.25)%
2021	333	24.48	19.91	7,392	0.00%	0.70%	1.65%	11.14%	10.08%
2020	395	18.09	22.03	7,874	0.07%	0.70%	1.65%	40.01%	41.36%
2019	423	12.92	15.58	6,020	0.00%	0.70%	1.65%	34.50%	35.80%
Invesco V.I. American Franchise Fund, Series II
2023	88	55.37	44.14	2,544	0.00%	0.60%	1.70%	39.76%	38.22%
2022	111	39.62	31.93	2,275	0.00%	0.60%	1.70%	(31.71)%	(32.46)%
2021	115	58.01	47.28	3,506	0.00%	0.60%	1.70%	10.98%	9.75%
2020	132	17.31	64.18	3,542	0.00%	0.60%	1.70%	39.59%	41.15%
2019	160	12.40	45.56	3,056	0.00%	0.60%	1.70%	34.11%	35.61%
Invesco V.I. American Value Fund, Series II
2023	2,855	36.39	23.82	72,564	0.36%	0.60%	1.75%	14.60%	13.28%
2022	3,374	31.76	21.03	75,694	0.32%	0.60%	1.75%	(3.44)%	(4.56)%
2021	4,000	32.89	22.03	93,953	0.24%	0.60%	1.75%	26.86%	25.40%
2020	4,329	11.00	25.93	86,143	0.48%	0.60%	1.75%	(0.91)%	0.25%
2019	4,204	10.98	25.86	86,258	0.46%	0.60%	1.75%	4.66%	23.96%
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2023	3,277	18.49	13.58	50,444	0.00%	0.60%	1.75%	5.76%	4.54%
2022	3,795	17.48	12.99	55,653	7.06%	0.60%	1.75%	(15.03)%	(16.01)%
2021	4,135	20.57	15.46	71,963	3.01%	0.60%	1.75%	8.61%	7.35%
2020	4,430	14.40	18.94	71,332	6.97%	0.60%	1.75%	8.07%	9.33%
2019	5,257	13.33	17.33	77,772	0.00%	0.60%	1.75%	12.88%	14.19%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Capital Appreciation Fund, Series I
2023	134	$46.74	$54.06	$7,566	0.00%	0.70%	1.80%	34.43%	32.95%
2022	151	34.76	40.66	6,361	0.00%	0.70%	1.80%	(31.27)%	(32.03)%
2021	169	50.58	59.82	10,454	0.00%	0.70%	1.80%	21.71%	20.37%
2020	183	38.27	55.79	9,352	0.00%	0.70%	1.80%	34.13%	35.63%
2019	214	28.33	41.36	8,121	0.06%	0.70%	1.80%	33.75%	35.24%
Invesco V.I. Capital Appreciation Fund, Series II
2023	1,324	44.84	51.36	53,150	0.00%	0.60%	1.80%	34.22%	32.61%
2022	734	33.41	38.73	23,130	0.00%	0.60%	1.80%	(31.38)%	(32.20)%
2021	1,628	48.68	57.13	71,762	0.00%	0.60%	1.80%	21.55%	20.08%
2020	1,910	14.73	53.41	70,047	0.00%	0.60%	1.80%	33.79%	35.42%
2019	2,644	10.90	39.70	71,944	0.00%	0.60%	1.80%	4.46%	35.03%
Invesco V.I. Comstock Fund, Series I
2023	429	57.78	44.47	21,929	1.78%	0.70%	1.80%	11.58%	10.35%
2022	488	51.78	40.30	22,482	1.56%	0.70%	1.80%	0.42%	(0.69)%
2021	552	51.57	40.58	25,467	1.89%	0.70%	1.80%	32.43%	30.97%
2020	618	30.98	38.94	21,630	2.08%	0.70%	1.80%	(2.64)%	(1.55)%
2019	693	31.82	39.55	24,752	1.98%	0.70%	1.80%	23.05%	24.42%
Invesco V.I. Comstock Fund, Series II
2023	3,518	18.65	42.22	140,490	1.45%	0.30%	1.80%	11.76%	10.09%
2022	3,849	16.69	38.36	142,635	1.06%	0.30%	1.80%	0.54%	(0.96)%
2021	4,665	37.71	38.73	174,716	1.60%	0.60%	1.80%	32.25%	30.65%
2020	5,582	10.74	37.25	163,172	1.59%	0.60%	1.80%	(2.87)%	(1.68)%
2019	5,848	10.94	37.93	174,628	1.78%	0.60%	1.80%	4.40%	24.19%
Invesco V.I. Conservative Balanced Fund, Series II
2023	3,672	10.08	9.80	36,240	2.30%	0.30%	1.30%	11.97%	10.85%
2022	1,436	9.01	8.84	11,948	1.74%	0.30%	1.30%	(17.27)%	(18.10)%
2021	107	10.89	10.80	1,125	0.67%	0.30%	1.30%	4.76%	3.89%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2023	75	$35.30	$40.76	$3,226	0.00%	0.70%	1.80%	12.36%	11.12%
2022	80	31.42	36.68	3,094	0.00%	0.70%	1.80%	(31.46)%	(32.22)%
2021	84	45.84	54.12	4,884	0.00%	0.70%	1.80%	18.27%	16.96%
2020	94	37.53	51.95	4,638	0.03%	0.70%	1.80%	38.16%	39.71%
2019	73	26.90	37.39	2,580	0.00%	0.70%	1.80%	36.86%	38.39%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2023	1,126	41.93	12.97	29,371	0.00%	0.60%	1.75%	12.18%	10.88%
2022	834	37.38	11.70	22,744	0.00%	0.60%	1.75%	(31.54)%	(32.33)%
2021	1,138	54.60	17.29	40,110	0.00%	0.60%	1.75%	18.08%	16.72%
2020	1,370	14.81	116.50	47,696	0.00%	0.60%	1.75%	37.86%	39.40%
2019	28	24.59	46.89	892	0.00%	0.60%	1.80%	36.51%	38.18%
Invesco V.I. Equity and Income Fund, Series II
2023	7,458	35.21	31.00	190,597	1.35%	0.60%	1.80%	9.58%	8.26%
2022	4,817	32.13	28.64	130,536	1.02%	0.60%	1.80%	(8.27)%	(9.37)%
2021	8,550	35.02	31.60	239,777	1.64%	0.60%	1.80%	17.64%	16.22%
2020	9,781	11.51	33.07	235,750	1.86%	0.60%	1.80%	7.68%	8.99%
2019	11,548	17.02	30.38	255,029	2.95%	0.60%	1.80%	17.85%	19.29%
Invesco V.I. EQV International Equity Fund, Series II
2023	3,176	16.63	15.02	51,552	0.00%	0.60%	1.75%	17.16%	15.81%
2022	1,975	14.19	12.53	27,253	1.10%	0.60%	1.65%	(18.99)%	(19.85)%
2021	2,480	17.52	16.20	42,582	0.92%	0.60%	1.75%	4.97%	3.76%
2020	4,418	12.03	16.83	73,418	1.82%	0.60%	1.75%	11.75%	13.06%
2019	5,531	10.65	14.93	81,640	1.80%	0.60%	1.75%	4.19%	27.47%
Invesco V.I. Global Fund, Series I
2023	114	62.41	61.92	7,370	0.22%	0.70%	1.80%	33.80%	32.32%
2022	130	46.64	46.79	6,366	0.00%	0.70%	1.80%	(32.24)%	(32.99)%
2021	140	68.84	69.83	10,150	0.00%	0.70%	1.80%	14.68%	13.41%
2020	152	55.28	69.12	9,721	0.62%	0.70%	1.80%	25.34%	26.75%
2019	170	43.79	54.84	8,589	0.94%	0.70%	1.80%	29.42%	30.87%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Global Fund, Series II
2023	5,804	$44.45	$58.90	$240,763	0.00%	0.60%	1.80%	33.64%	32.04%
2022	4,390	33.26	44.61	161,988	0.00%	0.60%	1.80%	(32.34)%	(33.16)%
2021	6,841	49.17	66.74	315,560	0.00%	0.60%	1.80%	14.48%	13.10%
2020	8,258	13.95	66.24	336,381	0.38%	0.60%	1.80%	25.05%	26.57%
2019	11,046	19.09	52.68	352,148	0.71%	0.60%	1.80%	29.09%	30.67%
Invesco V.I. Global Real Estate Fund, Series II
2023	747	9.91	12.53	9,429	0.91%	0.65%	1.75%	6.93%	6.93%
2022	238	8.16	11.72	2,650	0.85%	0.75%	1.75%	(25.70)%	(26.45)%
2021	954	10.99	15.93	15,180	2.68%	0.75%	1.75%	24.50%	23.25%
2020	965	8.83	13.94	12,573	0.84%	0.75%	1.75%	(14.09)%	(13.22)%
2019	1,150	13.44	16.08	17,271	5.29%	0.90%	1.75%	20.50%	21.54%
Invesco V.I. Global Strategic Income Fund
2023	242	24.33	19.23	5,147	0.00%	0.70%	1.80%	8.12%	6.93%
2022	250	22.50	17.98	4,963	0.00%	0.70%	1.80%	(12.08)%	(13.05)%
2021	285	25.60	20.68	6,476	4.47%	0.70%	1.80%	(4.09)%	(5.15)%
2020	318	21.80	26.69	7,581	5.39%	0.70%	1.80%	1.54%	2.68%
2019	367	21.47	25.99	8,564	3.90%	0.70%	1.80%	8.81%	10.03%
Invesco V.I. Global Strategic Income Fund, Series II
2023	13,732	17.49	9.79	208,302	0.00%	0.60%	1.75%	7.95%	6.71%
2022	15,879	16.20	17.11	223,228	0.00%	0.60%	1.80%	(12.24)%	(13.30)%
2021	17,363	18.47	19.74	280,436	4.32%	0.60%	1.80%	(4.14)%	(5.30)%
2020	17,132	10.47	25.51	289,028	5.00%	0.60%	1.80%	1.14%	2.37%
2019	18,912	11.03	24.94	309,886	3.44%	0.60%	1.80%	8.62%	9.94%
Invesco V.I. Government Securities Fund, Series II
2023	11,767	9.11	9.16	117,590	1.78%	0.30%	1.75%	4.15%	2.64%
2022	12,704	8.74	8.93	122,686	1.65%	0.30%	1.75%	(10.84)%	(12.14)%
2021	13,796	9.81	10.16	150,617	2.34%	0.30%	1.75%	(2.73)%	(4.14)%
2020	11,671	10.47	12.12	132,867	2.17%	0.60%	1.75%	4.12%	5.34%
2019	11,593	9.95	11.51	126,240	2.16%	0.60%	1.75%	(0.32)%	5.12%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Growth and Income Fund, Series I
2023	592	$46.64	$35.90	$24,247	1.58%	0.70%	1.80%	11.88%	10.64%
2022	668	41.69	32.44	24,605	1.58%	0.70%	1.80%	(6.41)%	(7.44)%
2021	736	44.54	35.05	29,154	1.60%	0.70%	1.80%	27.61%	26.20%
2020	806	27.78	34.91	25,146	1.94%	0.70%	1.80%	0.26%	1.38%
2019	923	27.70	34.43	28,544	1.86%	0.70%	1.80%	22.94%	24.32%
Invesco V.I. Growth and Income Fund, Series II
2023	13,324	40.52	34.07	440,773	0.98%	0.60%	1.80%	11.73%	10.39%
2022	10,665	36.27	30.87	330,787	0.73%	0.60%	1.80%	(6.56)%	(7.69)%
2021	18,938	38.82	33.44	604,214	1.32%	0.60%	1.80%	27.42%	25.89%
2020	23,895	10.91	33.38	602,185	1.30%	0.60%	1.80%	0.02%	1.24%
2019	26,686	19.68	33.01	662,091	1.81%	0.60%	1.80%	22.61%	24.10%
Invesco V.I. Main Street Fund, Series I
2023	156	39.49	40.83	6,695	0.82%	0.70%	1.80%	22.36%	21.01%
2022	180	32.27	33.74	6,390	1.34%	0.70%	1.80%	(20.69)%	(21.57)%
2021	203	40.69	43.02	9,111	0.70%	0.70%	1.80%	26.68%	25.28%
2020	227	29.59	38.55	8,118	1.35%	0.70%	1.80%	11.89%	13.15%
2019	265	26.25	34.26	8,432	1.11%	0.70%	1.80%	29.71%	31.16%
Invesco V.I. Main Street Fund, Series II
2023	3,521	14.49	30.58	98,009	0.48%	0.30%	1.75%	22.46%	20.69%
2022	3,658	11.83	25.34	82,440	0.95%	0.30%	1.75%	(20.55)%	(21.70)%
2021	4,303	14.89	32.36	128,947	0.53%	0.30%	1.75%	26.85%	25.01%
2020	3,849	12.08	42.86	105,790	1.08%	0.60%	1.75%	11.71%	13.01%
2019	3,842	10.70	38.01	100,516	0.91%	0.60%	1.75%	3.80%	30.95%
Invesco V.I. Main Street Mid Cap Fund, Series II
2023	8	11.02	10.81	89	0.36%	0.65%	1.20%	6.41%	14.02%
Invesco V.I. Main Street Small Cap Fund, Series II
2023	584	11.06	10.21	6,210	1.60%	0.30%	1.20%	17.47%	16.41%
2022	77	9.42	8.77	667	0.42%	0.30%	1.20%	(16.29)%	(4.97)%
2021	9	10.16	11.19	96	0.04%	0.75%	1.00%	(6.20)%	3.23%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Small Cap Equity Fund, Series II
2023	826	$10.61	$20.75	$16,532	0.00%	0.65%	1.75%	7.18%	14.23%
2022	644	12.66	18.36	11,147	0.00%	0.75%	1.65%	(21.32)%	(22.04)%
2021	813	16.09	23.32	18,390	0.00%	0.75%	1.75%	19.19%	18.00%
2020	940	13.50	21.31	18,931	0.02%	0.75%	1.75%	24.65%	25.92%
2019	1,043	10.72	16.95	17,145	0.00%	0.75%	1.75%	3.49%	25.19%
Invesco V.I. U.S. Government Money Portfolio, Series I
2023	66,368	10.48	1.14	258,897	4.37%	0.30%	1.80%	4.22%	2.66%
2022	286,778	10.05	1.11	1,752,409	2.38%	0.30%	1.80%	0.96%	(0.55)%
2021	99,001	10.96	1.12	421,721	0.01%	0.60%	1.80%	(0.59)%	(1.79)%
2020	84,777	0.91	11.03	326,367	0.32%	0.60%	1.80%	(1.59)%	(0.38)%
2019	87,525	0.92	11.07	330,128	1.22%	0.60%	1.80%	(0.12)%	1.10%
Janus Henderson Forty Fund, Class S
2023	136	10.48	10.48	1,426	0.25%	1.20%	1.20%	37.98%	37.98%
2022	8	7.60	7.60	63	0.12%	1.20%	1.20%	(9.44)%	(9.44)%
Janus Henderson Global Sustainable Equity Fund
2023	1	10.23	10.23	11	3.02%	1.20%	1.20%	7.79%	7.79%
Janus Henderson Overseas Fund, Class S
2023	73	10.34	10.34	752	1.76%	1.20%	1.20%	9.26%	9.26%
2022	4	9.46	9.46	36	1.73%	1.20%	1.20%	5.91%	5.91%
Janus Henderson VIT Balanced Portfolio, Service Shares
2023	538	10.86	10.09	5,455	2.31%	0.65%	1.20%	4.35%	13.76%
2022	86	8.87	8.87	765	0.80%	1.20%	1.20%	(5.03)%	(5.03)%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2023	103	11.34	11.34	1,174	0.00%	1.20%	1.20%	52.43%	52.43%
2022	5	7.44	7.44	35	0.00%	1.20%	1.20%	(11.78)%	(11.78)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lord Abbett Series Fund Bond Debenture Portfolio
2023	28,383	$10.41	$23.45	$477,167	5.09%	0.30%	1.80%	6.23%	4.64%
2022	29,193	9.79	22.41	478,616	4.22%	0.30%	1.80%	(13.06)%	(14.37)%
2021	29,804	11.27	26.17	583,809	3.10%	0.30%	1.80%	2.97%	1.42%
2020	28,054	10.84	31.76	556,026	3.51%	0.60%	1.80%	5.38%	6.66%
2019	31,794	10.18	29.81	594,211	3.83%	0.60%	1.80%	1.46%	12.67%
Lord Abbett Series Fund Fundamental Equity Portfolio
2023	5,266	32.38	21.94	141,489	0.62%	0.60%	1.75%	13.95%	12.64%
2022	3,425	28.42	19.48	83,754	0.72%	0.60%	1.75%	(12.51)%	(13.52)%
2021	7,318	32.48	22.53	198,617	0.79%	0.60%	1.75%	26.55%	25.09%
2020	8,911	10.76	25.67	192,293	1.07%	0.60%	1.75%	(0.01)%	1.16%
2019	10,094	18.01	25.37	215,567	1.65%	0.60%	1.75%	19.39%	20.79%
Lord Abbett Series Fund Growth and Income Portfolio
2023	1,711	34.11	27.50	56,006	0.92%	0.60%	1.80%	12.51%	11.16%
2022	1,927	30.32	24.74	56,411	1.19%	0.60%	1.80%	(9.98)%	(11.06)%
2021	2,210	33.68	27.82	72,039	1.02%	0.60%	1.80%	28.25%	26.70%
2020	2,617	19.29	31.47	66,910	1.49%	0.60%	1.80%	0.85%	2.08%
2019	2,928	19.12	30.89	73,493	1.64%	0.60%	1.80%	20.29%	21.76%
Lord Abbett Series Fund Growth Opportunities Portfolio
2023	1,876	10.04	21.73	54,662	0.00%	0.30%	1.75%	10.34%	8.74%
2022	864	9.10	19.98	24,782	0.00%	0.30%	1.75%	(32.73)%	(33.71)%
2021	1,179	13.53	30.14	50,134	0.00%	0.30%	1.75%	6.14%	4.60%
2020	2,131	14.78	61.25	83,665	0.00%	0.60%	1.75%	36.94%	38.54%
2019	2,969	21.04	44.26	84,520	0.00%	0.60%	1.75%	33.98%	35.55%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2023	3,315	$14.88	$47.00	$102,640	0.81%	0.30%	1.80%	15.98%	14.24%
2022	3,382	12.83	41.14	92,723	0.74%	0.30%	1.80%	(13.81)%	(15.10)%
2021	4,058	14.88	48.46	135,244	0.71%	0.30%	1.80%	25.24%	24.47%
2020	3,888	11.98	47.36	115,152	0.90%	0.60%	1.80%	13.34%	14.72%
2019	4,068	10.46	41.33	110,319	1.73%	0.60%	1.80%	3.12%	25.69%
Lord Abbett Series Fund Mid Cap Stock Portfolio
2023	1,462	34.02	28.09	45,723	0.47%	0.60%	1.80%	14.73%	13.35%
2022	1,477	29.66	24.78	41,275	0.72%	0.60%	1.80%	(11.75)%	(12.81)%
2021	1,853	33.60	28.42	57,775	0.57%	0.60%	1.80%	27.93%	26.39%
2020	2,169	10.85	31.31	53,473	0.95%	0.60%	1.80%	0.65%	1.88%
2019	2,341	16.28	30.79	56,947	0.97%	0.60%	1.80%	20.44%	21.91%
Lord Abbett Series Fund Short Duration Income Portfolio
2023	524	9.92	9.65	5,223	6.68%	0.30%	1.30%	4.74%	3.69%
2022	233	9.47	9.30	2,179	5.23%	0.30%	1.30%	(5.34)%	(6.29)%
2021	24	10.01	9.93	235	2.74%	0.30%	1.30%	(0.05)%	(0.88)%
MFS Core Equity Portfolio, Service Class
2023	21	11.09	11.58	233	0.00%	0.65%	1.20%	5.29%	13.81%
MFS Emerging Markets Equity Portfolio, Service Class
2023	23	9.83	8.99	227	1.21%	0.90%	1.65%	9.71%	8.89%
2022	27	8.96	8.26	238	3.78%	0.90%	1.65%	(20.66)%	(21.26)%
2021	27	11.29	10.49	299	0.27%	0.90%	1.65%	(7.86)%	(8.56)%
2020	29	11.47	12.48	349	2.53%	0.90%	1.65%	8.51%	9.34%
2019	39	10.57	11.42	430	0.40%	0.90%	1.65%	18.20%	19.10%
MFS Global Real Estate Portfolio, Service Class
2023	13	10.79	10.79	142	0.00%	1.20%	1.20%	23.82%	23.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Growth Series, Initial Class
2023	82	$53.53	$67.96	$5,733	0.00%	0.70%	1.80%	34.92%	33.43%
2022	92	39.67	50.93	4,823	0.00%	0.70%	1.80%	(32.11)%	(32.86)%
2021	100	58.44	75.86	7,796	0.00%	0.70%	1.80%	22.67%	21.31%
2020	115	43.88	70.20	7,379	0.00%	0.70%	1.80%	29.49%	30.94%
2019	128	33.64	53.92	6,358	0.00%	0.70%	1.80%	35.67%	37.18%
MFS Growth Series, Service Class
2023	758	72.74	40.29	40,793	0.00%	0.60%	1.75%	34.70%	33.15%
2022	895	54.00	30.26	37,099	0.00%	0.60%	1.75%	(32.21)%	(33.00)%
2021	898	79.67	45.16	54,782	0.00%	0.60%	1.75%	22.50%	21.08%
2020	1,091	37.29	67.18	54,233	0.00%	0.60%	1.75%	29.24%	30.75%
2019	1,368	28.86	51.72	52,134	0.00%	0.60%	1.80%	35.30%	36.95%
MFS International Growth Portfolio, Service Class
2023	30	10.86	10.34	329	0.00%	0.65%	1.20%	5.41%	2.34%
MFS International Intrinsic Value Portfolio, Service Class
2023	721	10.85	22.17	16,446	0.46%	0.65%	1.30%	4.77%	15.85%
2022	827	19.99	19.14	16,508	0.45%	0.90%	1.30%	(24.44)%	(24.74)%
2021	865	26.45	25.43	22,849	0.14%	0.90%	1.30%	9.28%	8.84%
2020	1,021	18.88	24.20	24,678	0.73%	0.90%	1.30%	18.65%	19.13%
2019	1,290	15.86	20.32	26,178	1.49%	0.90%	1.30%	24.02%	24.52%
MFS Investors Trust Series, Initial Class
2023	108	41.71	43.68	4,993	0.71%	0.70%	1.80%	18.15%	16.85%
2022	129	35.30	37.38	5,141	0.61%	0.70%	1.80%	(17.07)%	(17.99)%
2021	155	42.57	45.58	7,448	0.63%	0.70%	1.80%	25.93%	24.53%
2020	176	31.13	41.09	6,771	0.58%	0.70%	1.80%	11.82%	13.07%
2019	212	27.65	36.54	7,288	0.70%	0.70%	1.80%	29.22%	30.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Investors Trust Series, Service Class
2023	1,018	$49.59	$30.55	$41,072	0.46%	0.60%	1.75%	17.95%	16.60%
2022	1,203	42.04	26.20	41,340	0.36%	0.60%	1.75%	(17.19)%	(18.14)%
2021	1,366	50.77	32.00	56,861	0.41%	0.60%	1.75%	25.75%	24.30%
2020	1,703	25.75	41.89	56,467	0.39%	0.60%	1.75%	11.61%	12.92%
2019	2,022	23.07	37.18	59,600	0.49%	0.60%	1.75%	28.95%	30.46%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2023	64	27.81	25.22	1,699	0.30%	0.70%	1.80%	23.14%	21.79%
2022	71	22.59	20.71	1,528	0.09%	0.70%	1.80%	(19.82)%	(20.71)%
2021	80	28.17	26.12	2,148	0.24%	0.70%	1.80%	25.09%	23.71%
2020	90	21.11	22.52	1,951	0.42%	0.70%	1.80%	20.06%	21.47%
2019	103	17.54	18.51	1,845	0.60%	0.70%	1.80%	37.44%	38.97%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2023	1,132	27.47	24.80	30,205	0.05%	0.60%	1.75%	22.97%	21.55%
2022	1,343	22.34	20.40	29,346	0.00%	0.60%	1.75%	(19.93)%	(20.85)%
2021	1,478	27.90	25.78	40,451	0.03%	0.60%	1.75%	24.90%	23.46%
2020	1,793	20.88	22.34	39,387	0.21%	0.60%	1.75%	6.28%	7.53%
2019	2,201	17.35	18.39	39,929	0.33%	0.60%	1.80%	37.08%	38.75%
MFS Mid Cap Growth Series, Service Class
2023	2	11.30	11.31	26	0.00%	0.65%	1.20%	0.80%	4.87%
MFS Mid Cap Value Portfolio, Service Class
2023	1	11.24	11.24	16	0.00%	1.20%	1.20%	5.49%	5.49%
MFS New Discovery Series, Initial Class
2023	29	62.06	63.87	1,974	0.00%	0.70%	1.80%	13.61%	12.36%
2022	31	54.62	56.84	1,858	0.00%	0.70%	1.80%	(30.25)%	(31.02)%
2021	35	78.31	82.40	3,043	0.00%	0.70%	1.80%	1.09%	(0.03)%
2020	38	71.34	92.53	3,296	0.00%	0.70%	1.80%	43.27%	44.87%
2019	44	49.45	64.23	2,659	0.00%	0.70%	1.80%	39.15%	40.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS New Discovery Series, Service Class
2023	868	$49.00	$23.69	$45,900	0.00%	0.60%	1.75%	13.57%	12.26%
2022	969	43.15	21.10	45,049	0.00%	0.60%	1.75%	(30.41)%	(31.22)%
2021	871	62.01	30.68	57,785	0.00%	0.60%	1.75%	0.96%	(0.20)%
2020	1,048	30.74	88.51	69,095	0.00%	0.60%	1.75%	43.04%	44.71%
2019	1,424	21.49	61.57	64,809	0.00%	0.60%	1.80%	38.74%	40.43%
MFS Research Series, Initial Class
2023	96	46.11	48.24	4,946	0.51%	0.70%	1.80%	21.57%	20.23%
2022	102	37.93	40.13	4,368	0.45%	0.70%	1.80%	(17.79)%	(18.70)%
2021	120	46.14	49.36	6,260	0.53%	0.70%	1.80%	23.93%	22.56%
2020	138	34.29	45.21	5,838	0.68%	0.70%	1.80%	14.50%	15.78%
2019	154	29.73	39.26	5,674	0.79%	0.70%	1.80%	30.56%	32.02%
MFS Research Series, Service Class
2023	71	54.72	32.30	3,230	0.25%	0.60%	1.75%	21.39%	19.99%
2022	80	45.08	26.92	3,011	0.18%	0.60%	1.75%	(17.93)%	(18.87)%
2021	89	54.93	33.18	4,109	0.33%	0.60%	1.75%	23.77%	22.34%
2020	102	27.12	46.54	3,854	0.49%	0.60%	1.75%	14.28%	15.62%
2019	116	23.73	40.33	3,800	0.60%	0.60%	1.75%	30.29%	31.81%
MFS Total Return Bond Series, Service Class
2023	24,119	13.52	10.57	292,815	2.94%	0.60%	1.75%	6.49%	5.26%
2022	26,559	12.70	10.04	303,873	2.39%	0.60%	1.75%	(14.70)%	(15.68)%
2021	29,030	14.89	11.91	391,163	2.54%	0.60%	1.75%	(1.66)%	(2.80)%
2020	29,238	12.25	15.14	401,842	3.09%	0.60%	1.75%	6.28%	7.53%
2019	33,789	11.53	14.08	433,094	3.16%	0.60%	1.75%	8.00%	9.26%
MFS Total Return Series, Initial Class
2023	377	37.38	35.55	14,261	2.01%	0.70%	1.80%	9.67%	8.46%
2022	438	34.08	32.77	15,229	1.62%	0.70%	1.80%	(10.21)%	(11.20)%
2021	495	37.96	36.91	19,285	1.82%	0.70%	1.80%	13.32%	12.07%
2020	561	30.85	36.97	19,408	2.11%	0.70%	1.80%	7.84%	9.05%
2019	639	28.41	34.10	20,408	2.36%	0.70%	1.80%	18.22%	19.54%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Total Return Series, Service Class
2023	1,284	$29.10	$33.76	$39,421	1.82%	0.60%	1.80%	9.56%	8.24%
2022	1,465	26.56	31.19	41,300	1.40%	0.60%	1.80%	(10.38)%	(11.46)%
2021	1,682	29.63	35.23	53,045	1.62%	0.60%	1.80%	13.15%	11.79%
2020	1,846	17.85	35.38	51,632	1.92%	0.60%	1.80%	7.55%	8.86%
2019	2,126	16.58	32.71	54,427	2.15%	0.60%	1.80%	17.96%	19.40%
MFS Utilities Series, Initial Class
2023	31	57.65	51.60	1,684	3.51%	0.70%	1.65%	(2.79)%	(3.72)%
2022	31	59.30	53.59	1,761	2.48%	0.70%	1.65%	0.05%	(0.90)%
2021	33	59.27	54.08	1,884	1.62%	0.70%	1.65%	13.29%	12.21%
2020	40	48.18	52.32	2,019	2.25%	0.70%	1.65%	4.16%	5.16%
2019	50	46.00	50.02	2,382	3.99%	0.70%	1.65%	23.01%	24.19%
MFS Utilities Series, Service Class
2023	467	54.63	19.20	17,690	3.33%	0.60%	1.75%	(2.91)%	(4.03)%
2022	504	56.27	20.01	19,638	2.10%	0.60%	1.75%	(0.12)%	(1.27)%
2021	642	56.34	20.27	25,021	1.48%	0.60%	1.75%	13.14%	11.83%
2020	737	18.12	50.04	25,441	2.06%	0.60%	1.75%	3.78%	4.99%
2019	859	17.46	47.97	27,706	3.82%	0.60%	1.75%	22.62%	24.05%
MFS Value Series, Service Class
2023	4,319	36.91	26.93	142,788	1.40%	0.60%	1.75%	6.99%	5.76%
2022	4,835	34.50	25.46	150,061	1.07%	0.60%	1.75%	(6.70)%	(7.78)%
2021	5,868	36.98	27.61	196,057	1.14%	0.60%	1.75%	24.41%	22.97%
2020	7,186	22.45	29.72	193,873	1.23%	0.60%	1.75%	1.42%	2.60%
2019	7,799	22.14	28.97	205,858	1.94%	0.60%	1.75%	27.24%	28.73%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2023	-	-	-	-	1.03%	1.20%	1.20%	1.88%	1.88%
2022	4	9.04	9.04	39	0.00%	1.20%	1.20%	(1.44)%	(1.44)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2023	400	$13.10	$10.85	$5,087	1.92%	0.60%	1.75%	9.81%	8.54%
2022	426	11.93	10.00	5,023	3.95%	0.60%	1.75%	(26.64)%	(27.49)%
2021	457	16.26	13.78	7,402	4.03%	0.60%	1.75%	23.09%	21.67%
2020	536	11.33	23.35	1,330	5.87%	0.60%	1.75%	(16.34)%	(15.36)%
2019	506	13.54	27.64	7,949	2.70%	0.60%	1.75%	15.99%	17.35%
Morgan Stanley VIF Global Strategist Portfolio
2023	20	9.76	9.76	198	1.30%	1.20%	1.20%	12.58%	12.58%
2022	2	8.67	8.67	17	0.00%	1.20%	1.20%	(1.27)%	(1.27)%
PIMCO All Asset Portfolio
2023	372	12.03	12.96	5,005	3.03%	0.75%	1.75%	7.21%	6.14%
2022	175	11.22	12.21	2,183	4.43%	0.75%	1.75%	(12.53)%	(13.41)%
2021	518	12.83	14.10	7,526	11.08%	0.75%	1.75%	15.17%	14.01%
2020	580	11.14	13.33	7,363	3.06%	0.75%	1.75%	6.02%	7.10%
2019	730	10.40	12.47	8,691	4.47%	0.75%	1.75%	2.92%	10.74%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2023	1	8.63	8.63	5	15.77%	0.30%	0.30%	(8.21)%	(8.21)%
2022	1	9.40	9.40	6	10.91%	0.30%	0.30%	(0.74)%	(0.74)%
PIMCO Global Diversified Allocation Portfolio
2023	389	13.96	13.15	5,254	3.21%	1.00%	1.75%	12.51%	11.67%
2022	400	12.40	11.78	4,891	4.36%	1.00%	1.75%	(17.44)%	(18.06)%
2021	446	15.02	14.37	6,630	9.81%	1.00%	1.75%	7.43%	6.62%
2020	471	13.48	13.99	6,534	2.86%	1.00%	1.75%	2.18%	2.95%
2019	542	13.20	13.61	7,332	2.66%	1.00%	1.75%	19.49%	20.40%
PIMCO High Yield Portfolio, Advisor Class
2023	41	10.35	10.06	419	5.58%	0.30%	1.30%	11.77%	10.65%
2022	20	9.26	9.09	186	4.23%	0.30%	1.30%	(10.65)%	(11.54)%
2021	12	10.31	10.28	127	1.03%	1.00%	1.30%	0.77%	0.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO Income Portfolio
2023	93	$10.10	$9.82	$920	5.21%	0.30%	1.30%	7.82%	6.74%
2022	66	9.37	9.20	613	3.60%	0.30%	1.30%	(8.15)%	(9.06)%
2021	36	10.20	10.12	362	0.75%	0.30%	1.30%	0.29%	(0.53)%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2023	1,778	6.72	10.79	19,529	2.28%	0.30%	1.75%	3.57%	2.07%
2022	1,893	6.49	10.57	20,470	1.83%	0.30%	1.75%	(29.16)%	(30.19)%
2021	1,953	9.16	15.14	30,193	1.45%	0.30%	1.75%	(5.17)%	(6.54)%
2020	1,812	11.34	20.04	30,865	1.86%	0.60%	1.75%	15.22%	16.57%
2019	1,454	13.19	17.24	21,626	1.96%	0.60%	1.75%	11.23%	12.53%
PIMCO Low Duration Portfolio, Advisor Class
2023	11,696	9.76	9.11	118,346	3.50%	0.30%	1.75%	4.55%	3.04%
2022	12,973	9.33	8.85	126,469	1.54%	0.30%	1.75%	(6.12)%	(7.48)%
2021	14,088	9.94	9.56	147,419	0.43%	0.30%	1.75%	(1.32)%	(2.76)%
2020	11,792	9.83	11.75	126,694	1.08%	0.60%	1.75%	1.09%	2.27%
2019	11,779	9.73	11.49	124,470	2.67%	0.60%	1.75%	0.24%	3.30%
PIMCO Real Return Portfolio, Advisor Class
2023	18,755	9.98	10.21	216,877	2.89%	0.30%	1.75%	3.26%	1.76%
2022	20,877	9.67	10.03	235,467	6.75%	0.30%	1.75%	(12.26)%	(13.53)%
2021	23,187	11.02	11.60	300,617	4.94%	0.30%	1.75%	5.16%	3.64%
2020	23,001	11.19	14.49	285,898	1.29%	0.60%	1.75%	9.65%	10.93%
2019	28,164	10.13	13.06	315,853	1.57%	0.60%	1.75%	0.62%	7.68%
PIMCO Short-Term Portfolio, Advisor Class
2023	6,992	10.50	9.85	74,504	4.38%	0.30%	1.75%	5.48%	3.96%
2022	6,783	9.95	9.48	69,195	1.51%	0.30%	1.75%	(0.55)%	(1.99)%
2021	6,407	10.01	9.67	66,445	0.99%	0.30%	1.75%	(0.45)%	(1.90)%
2020	6,266	9.86	11.22	65,883	1.14%	0.60%	1.75%	0.35%	1.53%
2019	6,567	9.82	11.05	68,362	2.36%	0.60%	1.75%	0.90%	2.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO Total Return Portfolio, Advisor Class
2023	51,807	$9.02	$10.10	$589,668	3.46%	0.30%	1.75%	5.51%	3.98%
2022	55,640	8.55	9.72	606,616	2.42%	0.30%	1.75%	(14.64)%	(15.88)%
2021	59,431	10.02	11.55	767,115	1.73%	0.30%	1.75%	(1.66)%	(3.09)%
2020	56,007	10.19	14.75	746,621	1.97%	0.30%	1.75%	6.64%	7.89%
2019	62,029	10.01	13.67	770,255	2.93%	0.60%	1.75%	(0.01)%	7.60%
Protective Life Dynamic Allocation Series Conservative Portfolio
2023	3,653	10.92	11.05	41,384	1.97%	0.30%	1.75%	11.11%	9.50%
2022	3,810	9.83	10.09	39,579	1.08%	0.30%	1.75%	(16.95)%	(18.15)%
2021	3,608	11.53	12.32	46,054	0.90%	0.75%	1.75%	7.91%	6.82%
2020	3,368	10.69	12.29	40,357	1.16%	0.75%	1.75%	1.69%	2.72%
2019	2,591	11.35	11.98	30,678	1.56%	0.90%	1.75%	8.05%	8.98%
Protective Life Dynamic Allocation Series Growth Portfolio
2023	3,192	11.77	13.39	46,002	1.75%	0.75%	1.75%	17.45%	16.28%
2022	3,907	10.02	11.52	48,110	1.09%	0.75%	1.75%	(20.17)%	(20.97)%
2021	4,163	15.73	14.58	64,736	0.88%	0.90%	1.75%	19.71%	18.68%
2020	4,799	12.28	13.14	62,414	1.16%	0.90%	1.75%	(3.86)%	(3.03)%
2019	6,010	12.77	13.55	80,870	1.37%	0.90%	1.75%	10.04%	10.99%
Protective Life Dynamic Allocation Series Moderate Portfolio
2023	61,127	10.94	11.76	692,497	1.77%	0.75%	1.75%	12.68%	11.55%
2022	57,847	9.71	10.55	585,407	1.04%	0.75%	1.75%	(18.21)%	(19.03)%
2021	41,543	11.88	13.02	524,872	0.78%	0.75%	1.75%	11.48%	10.36%
2020	24,453	10.65	12.61	290,751	1.00%	0.75%	1.75%	0.22%	1.24%
2019	16,122	10.52	12.47	200,085	1.47%	0.75%	1.75%	2.71%	9.59%
Royce Capital Fund Micro Cap Portfolio, Service Class
2023	745	23.79	14.95	14,462	0.00%	0.70%	1.75%	17.73%	16.49%
2022	454	20.21	12.83	8,004	0.00%	0.70%	1.75%	(23.19)%	(24.00)%
2021	912	26.31	16.88	19,767	0.00%	0.70%	1.75%	28.62%	27.26%
2020	1,340	13.27	20.46	22,597	0.00%	0.70%	1.75%	21.40%	22.69%
2019	1,619	10.93	16.67	22,304	0.00%	0.70%	1.75%	17.15%	18.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Royce Capital Fund Small Cap Portfolio, Service Class
2023	6,145	$27.92	$19.29	$141,297	0.69%	0.60%	1.75%	24.78%	23.34%
2022	7,443	22.37	15.64	137,805	0.07%	0.60%	1.75%	(9.96)%	(10.99)%
2021	8,915	24.85	17.57	184,073	1.17%	0.60%	1.75%	27.68%	26.20%
2020	11,258	9.97	19.46	183,315	0.71%	0.60%	1.75%	(8.95)%	(7.88)%
2019	11,393	15.29	21.13	201,760	0.57%	0.60%	1.75%	16.37%	17.73%
Rydex Commodities Strategy
2023	2	5.42	5.42	10	10.43%	1.00%	1.00%	(7.17)%	(7.17)%
2022	2	5.84	5.84	9	4.72%	1.00%	1.00%	21.66%	21.66%
2021	2	4.80	4.80	10	0.00%	1.00%	1.00%	38.15%	38.15%
2020	3	3.47	3.47	9	0.69%	1.00%	1.00%	(23.50)%	(23.50)%
2019	2	4.54	4.54	10	1.57%	1.00%	1.00%	14.10%	14.10%
Rydex Inverse Government Long Bond Strategy
2023	1	6.64	6.64	8	0.00%	1.00%	1.00%	3.19%	3.19%
2022	1	6.44	6.44	8	0.00%	1.00%	1.00%	44.75%	44.75%
2021	2	4.45	4.45	8	0.00%	1.00%	1.00%	(0.04)%	(0.04)%
2020	1	4.45	4.45	6	0.25%	1.00%	1.00%	(21.88)%	(21.88)%
2019	1	5.70	5.70	7	0.00%	1.00%	1.00%	(14.16)%	(14.16)%
T. Rowe Price All-Cap Opportunities Portfolio
2023	126	12.10	11.30	1,346	0.33%	0.65%	1.20%	23.71%	3.62%
2022	64	7.85	7.85	503	0.00%	0.75%	0.75%	(22.10)%	(22.10)%
2021	12	10.08	10.08	100	0.00%	0.75%	0.75%	0.00%	0.00%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	2,385	10.73	10.43	27,838	0.00%	0.30%	1.30%	48.51%	47.03%
2022	797	7.23	7.10	5,117	0.00%	0.30%	1.30%	(38.85)%	(39.46)%
2021	235	11.82	11.72	2,730	0.00%	0.30%	1.30%	13.50%	12.56%
T. Rowe Price Health Sciences Portfolio, Class II
2023	781	10.16	9.48	7,593	0.00%	0.65%	1.30%	7.65%	1.35%
2022	265	8.26	9.35	2,400	0.00%	0.75%	1.30%	(13.34)%	(13.82)%
2021	94	10.88	10.85	1,017	0.00%	1.00%	1.30%	11.42%	11.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Mid-Cap Growth Portfolio, Class II
2023	23	$11.17	$11.00	$257	0.00%	0.65%	1.20%	8.70%	11.24%
T. Rowe Price Moderate Allocation Portfolio
2023	757	10.88	10.72	8,171	3.26%	0.65%	1.20%	12.48%	8.81%
2022	44	8.03	8.03	351	1.12%	0.75%	0.75%	(18.93)%	(18.93)%
Templeton Developing Markets VIP Fund, Class 2
2023	665	10.08	10.26	7,270	2.46%	0.30%	1.65%	12.29%	10.77%
2022	243	8.98	9.26	2,397	2.55%	0.30%	1.65%	(22.22)%	(23.27)%
2021	223	11.55	12.07	2,857	1.36%	0.30%	1.65%	(6.02)%	(7.29)%
2020	1,001	12.91	13.95	13,677	1.15%	0.75%	1.75%	15.14%	16.31%
2019	1,323	11.21	12.02	15,632	0.71%	0.90%	1.75%	24.48%	25.56%
Templeton Foreign VIP Fund, Class 2
2023	4,642	15.43	11.32	67,307	3.22%	0.60%	1.75%	20.04%	18.65%
2022	5,585	12.86	9.54	67,901	2.71%	0.60%	1.75%	(8.16)%	(9.22)%
2021	5,308	14.00	10.51	71,083	2.01%	0.60%	1.75%	3.53%	2.34%
2020	6,991	10.27	17.93	90,070	2.52%	0.60%	1.75%	(2.89)%	(1.75)%
2019	7,284	10.57	18.29	95,813	1.57%	0.60%	1.75%	10.56%	11.85%
Templeton Global Bond VIP Fund, Class 2
2023	16,993	9.17	8.16	180,892	0.00%	0.30%	1.75%	2.58%	1.09%
2022	19,212	8.94	8.07	200,903	0.00%	0.30%	1.75%	(5.23)%	(6.61)%
2021	22,014	15.78	8.64	245,408	0.00%	0.60%	1.75%	(5.56)%	(6.65)%
2020	20,656	9.26	16.70	245,678	7.98%	0.60%	1.75%	(6.94)%	(5.85)%
2019	22,523	9.95	17.74	284,602	7.02%	0.60%	1.75%	0.23%	1.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Templeton Growth VIP Fund, Class 2
2023	4,688	$17.48	$15.33	$80,868	3.39%	0.60%	1.75%	20.29%	18.90%
2022	5,214	14.53	12.89	74,950	0.15%	0.60%	1.75%	(12.03)%	(13.05)%
2021	5,600	16.52	14.83	91,730	1.16%	0.60%	1.75%	4.24%	3.04%
2020	6,947	11.25	24.95	110,363	2.41%	0.60%	1.75%	3.95%	5.16%
2019	7,550	13.03	23.77	114,808	2.62%	0.60%	1.75%	13.14%	14.46%
VanEck VIP Global Resources Fund, Class I
2023	6	37.95	33.24	204	2.77%	1.25%	1.80%	(4.78)%	(5.31)%
2022	7	39.86	35.11	236	1.63%	1.25%	1.80%	7.04%	6.45%
2021	7	37.24	32.98	250	0.42%	1.25%	1.80%	17.44%	16.78%
2020	9	28.24	31.71	258	0.83%	1.25%	1.80%	16.97%	17.63%
2019	7	24.14	26.96	183	0.00%	1.25%	1.80%	9.86%	10.47%
Vanguard VIF Balanced Portfolio
2023	79	12.96	12.96	1,018	1.92%	0.30%	0.30%	13.98%	13.98%
2022	71	11.37	11.37	808	1.71%	0.30%	0.30%	(14.56)%	(14.56)%
2021	63	13.31	13.31	832	1.03%	0.30%	0.30%	18.15%	18.15%
2020	3	11.26	11.26	36	0.00%	0.30%	0.30%	5.49%	5.49%
Vanguard VIF Capital Growth Portfolio
2023	16	15.63	15.63	256	1.20%	0.30%	0.30%	27.60%	27.60%
2022	20	12.25	12.25	249	0.98%	0.30%	0.30%	(15.74)%	(15.74)%
2021	15	14.53	14.53	219	0.81%	0.30%	0.30%	20.63%	20.63%
2020	2	12.05	12.05	26	0.00%	0.30%	0.30%	10.73%	10.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Conservative Allocation Portfolio
2023	137	$10.93	$10.93	$1,493	1.78%	0.30%	0.30%	12.17%	12.17%
2022	123	9.74	9.74	1,198	1.00%	0.30%	0.30%	(15.15)%	(15.15)%
2021	30	11.48	11.48	343	0.25%	0.30%	0.30%	4.19%	4.19%
Vanguard VIF Diversified Value Portfolio
2023	20	17.17	17.17	349	0.87%	0.30%	0.30%	19.77%	19.77%
2022	5	14.34	14.34	67	0.23%	0.30%	0.30%	(11.75)%	(11.75)%
2021	5	16.25	16.25	80	0.78%	0.30%	0.30%	18.46%	18.46%
Vanguard VIF Equity Income Portfolio
2023	49	15.79	15.79	779	2.72%	0.30%	0.30%	7.78%	7.78%
2022	51	14.65	14.65	753	2.52%	0.30%	0.30%	(0.96)%	(0.96)%
2021	44	14.80	14.80	645	0.06%	0.30%	0.30%	20.01%	20.01%
Vanguard VIF Equity Index Portfolio
2023	141	15.63	15.63	2,210	1.40%	0.30%	0.30%	25.74%	25.74%
2022	110	12.43	12.43	1,362	0.98%	0.30%	0.30%	(18.47)%	(18.47)%
2021	60	15.25	15.25	945	0.32%	0.30%	0.30%	27.92%	27.92%
2020	1	11.92	11.92	(17)	0.00%	0.30%	0.30%	6.92%	6.92%
Vanguard VIF Global Bond Index Portfolio
2023	30	9.08	9.08	272	1.85%	0.30%	0.30%	6.20%	6.20%
2022	25	8.55	8.55	215	1.98%	0.30%	0.30%	(13.39)%	(13.39)%
2021	15	9.87	9.87	148	0.96%	0.30%	0.30%	(2.23)%	(2.23)%
2020	1	10.10	10.10	12	0.00%	0.30%	0.30%	0.66%	0.66%
Vanguard VIF Growth Portfolio
2023	121	13.03	13.03	1,570	0.25%	0.30%	0.30%	39.72%	39.72%
2022	100	9.32	9.32	936	0.00%	0.30%	0.30%	(33.56)%	(33.56)%
2021	55	14.03	14.03	742	0.01%	0.30%	0.30%	16.57%	16.57%
2020	6	12.04	12.04	93	0.00%	0.30%	0.30%	6.48%	6.48%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF High Yield Bond Portfolio
2023	18	$11.16	$11.16	$205	4.92%	0.30%	0.30%	11.33%	11.33%
2022	17	10.03	10.03	173	4.68%	0.30%	0.30%	(9.63)%	(9.63)%
2021	13	11.10	11.10	139	5.15%	0.30%	0.30%	3.18%	3.18%
2020	2	10.75	10.75	24	0.00%	0.30%	0.30%	3.60%	3.60%
Vanguard VIF International Portfolio
2023	92	10.26	10.26	943	1.56%	0.30%	0.30%	14.31%	14.31%
2022	78	8.98	8.98	701	0.98%	0.30%	0.30%	(30.33)%	(30.33)%
2021	42	12.89	12.89	547	0.06%	0.30%	0.30%	(2.27)%	(2.27)%
2020	-	13.19	13.19	5	0.00%	0.30%	0.30%	18.60%	18.60%
Vanguard VIF Mid-Cap Index Portfolio
2023	83	14.44	14.44	1,192	1.40%	0.30%	0.30%	15.48%	15.48%
2022	67	12.51	12.51	834	1.03%	0.30%	0.30%	(19.06)%	(19.06)%
2021	52	15.45	15.45	804	0.47%	0.30%	0.30%	23.33%	23.33%
2020	-	12.53	12.53	6	0.00%	0.30%	0.30%	14.57%	14.57%
Vanguard VIF Moderate Allocation Portfolio
2023	64	11.94	11.94	763	2.03%	0.30%	0.30%	15.20%	15.20%
2022	64	10.37	10.37	660	2.21%	0.30%	0.30%	(16.18)%	(16.18)%
2021	54	12.37	12.37	664	0.71%	0.30%	0.30%	9.50%	9.50%
2020	3	11.29	11.29	36	0.00%	0.30%	0.30%	7.06%	7.06%
Vanguard VIF Money Market Portfolio
2023	157	10.50	10.50	1,650	4.92%	0.30%	0.30%	4.67%	4.67%
2022	186	10.03	10.03	1,870	2.10%	0.30%	0.30%	0.60%	0.60%
2021	33	9.97	9.97	325	0.01%	0.30%	0.30%	(0.29)%	(0.29)%
2020	-	10.00	10.00	2	0.00%	0.30%	0.30%	0.01%	0.01%
Vanguard VIF Real Estate Index Portfolio
2023	41	12.65	12.65	515	2.43%	0.30%	0.30%	11.36%	11.36%
2022	29	11.36	11.36	331	1.72%	0.30%	0.30%	(26.52)%	(26.52)%
2021	19	15.46	15.46	287	0.35%	0.30%	0.30%	39.58%	39.58%
2020	-	11.07	11.07	3	0.00%	0.30%	0.30%	6.13%	6.13%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Short-Term Investment-Grade Portfolio
2023	233	$10.02	$10.02	$2,331	1.93%	0.30%	0.30%	5.84%	5.84%
2022	167	9.47	9.47	1,579	1.44%	0.30%	0.30%	(6.00)%	(6.00)%
2021	142	10.08	10.08	1,430	0.19%	0.30%	0.30%	(0.82)%	(0.82)%
2020	1	10.16	10.16	11	0.00%	0.30%	0.30%	0.81%	0.81%
Vanguard VIF Total Bond Market Index Portfolio
2023	295	8.97	8.97	2,651	2.38%	0.30%	0.30%	5.26%	5.26%
2022	199	8.53	8.53	1,701	1.58%	0.30%	0.30%	(13.47)%	(13.47)%
2021	115	9.85	9.85	1,136	1.16%	0.30%	0.30%	(2.10)%	(2.10)%
2020	27	10.06	10.06	270	0.00%	0.30%	0.30%	0.29%	0.29%
Vanguard VIF Total International Stock Market Index Portfolio
2023	114	12.52	12.52	1,432	2.83%	0.30%	0.30%	15.20%	15.20%
2022	106	10.87	10.87	1,151	2.14%	0.30%	0.30%	(16.26)%	(16.26)%
2021	42	12.98	12.98	546	0.57%	0.30%	0.30%	8.16%	8.16%
2020	-	12.00	12.00	4	0.00%	0.30%	0.30%	14.05%	14.05%
Vanguard VIF Total Stock Market Index Portfolio
2023	185	15.36	15.36	2,836	1.08%	0.30%	0.30%	25.57%	25.57%
2022	153	12.23	12.23	1,873	0.97%	0.30%	0.30%	(19.83)%	(19.83)%
2021	77	15.26	15.26	1,179	0.74%	0.30%	0.30%	24.83%	24.83%
2020	20	12.22	12.22	242	0.00%	0.30%	0.30%	9.53%	9.53%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Western Asset Core Plus VIT Portfolio, Class II
2023	466	$8.71	$8.63	$4,060	3.72%	1.00%	1.30%	5.37%	5.06%
2022	421	8.26	8.22	3,471	2.43%	1.00%	1.30%	(18.11)%	(18.35)%
2021	227	10.09	10.06	2,287	2.05%	1.00%	1.30%	(0.29)%	(0.54)%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.